UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Huntington Tax Free Money Market Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Municipal Bonds — 93.5%
Colorado — 5.9%
$1,165,000	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Revenue, Series A-5, 0.140%, 4/1/34 (a)	$1,165,000
350,000	Colorado Housing & Finance Authority Revenue, Series E, (Fannie Mae Ins.), 0.130%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority Revenue, Series B, (Fannie Mae Ins.), 0.130%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority Revenue, Series A, (Fannie Mae Ins.), 0.210%, 10/15/16 (a)	500,000
1,640,000	Crystal Valley County, CO, Metropolitan District No. 1 Revenue, (LOC - Wells Fargo Bank N.A.), 0.150%, 10/1/34 (a)	1,640,000
700,000	Holland Creek, CO , Metropolitan District Revenue, (LOC - Bank of America N.A.), 0.200%, 6/1/41 (a)	700,000

		4,705,000

Connecticut — 1.3%
1,000,000	Hartford, CT, G.O., 2.000%, 4/12/12	1,007,264

Florida — 21.9%
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.160%, 12/1/29 (a)	1,365,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.260%, 7/1/21 (a)	2,990,000
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.180%, 4/1/20 (a)	800,000
100,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Citibank N.A.), 0.140%, 11/1/31 (a)	100,000
320,000	Daytona Beach, FL, Capital Improvement Revenue, Series A, 2.000%, 2/1/12	321,382
600,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.080%, 8/15/27 (a)	600,000
1,000,000	Jacksonville, FL, Health Facilities Authority Revenue, Series A, (LOC - Bank of America N.A.), 0.130%, 8/15/33 (a)	1,000,000
400,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.080%, 8/15/21 (a)	400,000
800,000	North Broward, FL, , Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.120%, 1/15/27 (a)	800,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.170%, 11/1/36 (a)	700,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.190%, 3/1/30 (a)	1,050,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.190%, 5/1/25 (a)	200,000
850,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.070%, 11/1/38 (a)	850,000
500,000	Pinellas County, FL, Health Facilities Authority Revenue, Series B-2, (AGM Ins.), 0.220%, 11/15/33 (a)	500,000
140,000	Reedy Creek, FL, Improvement District Florida Utility Revenue, (SPA - Ambac), 5.000%, 10/1/11	140,000
3,500,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.050%, 7/1/37 (a)	3,500,000
1,000,000	University of South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.220%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.160%, 1/15/32 (a)	1,100,000

		17,416,382

Principal Amount or Shares		Value
Georgia — 1.9%
1,500,000	Cobb County, GA, Housing Authority, Tamarron Apartments, (Fannie Mae Ins.), 0.150%, 3/1/24 (a)	1,500,000

Indiana — 1.5%
1,200,000	Indiana State Development Finance Authority Revenue, (LOC - JPMorgan Chase Bank), 0.110%, 11/1/35 (a)	1,200,000

Massachusetts — 1.3%
1,000,000	Worcester, MA, G.O., 1.125%, 11/8/11	1,000,389

Minnesota — 3.1%
445,000	Itasca County, MN, School District No. 318 Referendum, G.O., Series A, 2.000%, 2/1/12	447,072
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.100%, 11/15/35 (a)	1,995,000

		2,442,072

Missouri — 2.1%
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.110%, 10/1/35 (a)	200,000
1,200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-2, (LOC - Bank of America N.A.), 0.050%, 10/1/35 (a)	1,200,000
270,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series B, (LOC - Wells Fargo Bank N.A.), 0.050%, 2/15/34 (a)	270,000

		1,670,000

Nebraska — 1.4%
1,100,000	Nebraska Educational Finance Authority Revenue, Creighton University, (LOC - JPMorgan Chase Bank), 0.110%, 7/1/35 (a)	1,100,000

New York — 2.5%
2,000,000	Poughkeepsie, NY, G.O., 1.500%, 3/16/12	2,003,157

North Carolina — 8.6%
2,055,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.130%, 6/1/27 (a)	2,055,000
400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.040%, 1/15/45 (a)	400,000
3,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.040%, 1/15/26 (a)	3,000,000
400,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.210%, 10/1/26 (a)	400,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.210%, 10/1/23 (a)	500,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.150%, 5/1/27 (a)	500,000

		6,855,000

Ohio — 20.9%
200,000	Butler County, OH, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.190%, 9/1/37 (a)	200,000
425,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.160%, 6/1/35 (a)	425,000
270,000	Clermont County, OH, Library District Special Obligation, G.O., Series A, 2.000%, 12/1/11	270,445
400,000	Cleveland, OH, Cleveland-Cuyahoga Ohio Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - PNC Bank N.A.), 0.110%, 1/1/33 (a)	400,000
170,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC - U.S. Bank N.A.), 0.160%, 3/1/34 (a)	170,000
1,515,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.080%, 11/1/14 (a)	1,515,000
200,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.130%, 12/1/21 (a)	200,000

Principal Amount or Shares		Value
3,000,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, (LOC - PNC Bank N.A.), 0.130%, 7/1/36 (a)	3,000,000
2,035,000	Green, OH, Street Improvements, G.O., Series B, 1.000%, 6/29/12	2,041,764
362,000	Green, OH, G.O., Series A, 1.000%, 6/29/12	362,933
100,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC - U.S. Bank N.A.), 0.160%, 6/1/19 (a)	100,000
1,000,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/12/12	1,001,574
650,000	Marietta, OH, Various Purposes, G.O., 2.000%, 5/17/12	653,214
1,000,000	Marion, OH, Various Purposes, G.O., 1.500%, 7/19/12	1,003,947
725,000	Norton, OH, G.O., 2.000%, 8/23/12	731,411
2,000,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.100%, 8/1/21 (a)	2,000,000
1,000,000	Ottawa, OH, G.O., 2.900%, 11/1/11	1,001,582
1,500,000	Union Township, OH, Various Purposes, G.O., 1.125%, 9/12/12	1,506,702

		16,583,572

Pennsylvania — 4.7%
400,000	Allegheny County, PA, Hospital Revenue, UPMC Senior Living Corp., (Fannie Mae Ins.), 0.160%, 7/15/28 (a)	400,000
835,000	Bermudian Springs, PA, School District, G.O., (AGM Ins. SPA - Royal Bank of Canada), 0.180%, 5/1/17 (a)	835,000
500,000	Milton, PA, School District, G.O., Series AA, (AGM Ins.), 2.000%, 11/15/11	500,779
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.150%, 9/1/33 (a)	2,000,000

		3,735,779

Tennessee — 2.0%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.160%, 5/15/31 (a)	1,625,000

Texas — 6.2%
200,000	Austin Housing Finance Corp., Housing Finance Corporation Multi Family Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins. LOC - JPMorgan Chase Bank), 0.160%, 10/15/32 (a)	200,000
1,100,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.110%, 9/1/31 (a)	1,100,000
1,000,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series A-1, 0.080%, 11/15/47 (a)	1,000,000
900,000	Katy, TX, Independent School District, G.O., 0.210%, 8/15/33 (a)	900,000
590,000	North Harris Montgomery Community College District Texas Revenue, Series A, (SPA - Ambac), 3.750%, 2/15/12	596,718
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.160%, 2/15/34 (a)	1,110,000

		4,906,718

Virginia — 4.1%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.160%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.160%, 10/15/32 (a)	825,000
350,000	Virginia Commonwealth University Revenue, Series A, (LOC - Wells Fargo Bank N.A.), 0.060%, 11/1/30 (a)	350,000
1,200,000	Virginia Small Business Financing Authority, Hospital Revenue, Series A, (SPA - Wells Fargo Bank N.A.), 0.080%, 7/1/42 (a)	1,200,000

		3,225,000

Washington — 2.2%
1,725,000	Washington State Housing Finance Commission, Nonprofit Revenue, (LOC - Wells Fargo Bank N.A.), 0.150%, 10/1/29 (a)	1,725,000

West Virginia — 0.4%

Principal Amount or Shares		Value
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.180%, 7/1/17 (a)	300,000

Wisconsin — 1.5%
1,190,000	Edgar, WI, School District Revenue, BAN, 1.750%, 3/15/12	1,193,939

Total Municipal Bonds (Cost $74,194,272)		74,194,272

Cash Equivalents — 6.4%
3,500,000	FFI Institutional Tax-Exempt Fund, 0.010% (b)	3,500,000
1,573,475	Fidelity Institutional Tax-Exempt Portfolio, Class I, 0.010% (b)	1,573,475

Total Cash Equivalents (Cost $5,073,475)		5,073,475

Total Investments (Cost $79,267,747) — 99.9%		79,267,747

Other Assets in Excess of Liabilities — 0.1%		76,053

Net Assets — 100.0%		$79,343,800

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

Huntington Money Market Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Corporate Bonds — 26.9%
Consumer Discretionary — 2.5%
$ 5,000,000	McDonald’s Corp., Series G, MTN, 5.750%, 3/1/12	$5,111,781
5,000,000	The Walt Disney Co., Series B, MTN, 6.375%, 3/1/12	5,125,996

		10,237,777

Financials — 21.8%
15,000,000	Bank of Montreal, Series YCD, 0.249%, 2/16/12 (a)	15,000,000
15,000,000	Bank of Nova Scotia, Series YCD, 0.320%, 12/9/11 (a)	15,000,000
15,000,000	Canadian Imperial Bank of Commerce of New York, Series YCD, 0.450%, 7/17/12 (a)	15,020,146
2,725,000	Citigroup, Inc., 5.250%, 2/27/12	2,773,823
2,280,000	Citigroup, Inc., 0.474%, 3/16/12 (a)	2,276,611
5,814,000	Credit Suisse USA, Inc., 6.125%, 11/15/11	5,854,482
2,898,000	General Electric Capital Corp, Series NOTZ, MTN, 4.000%, 2/15/12	2,936,090
5,000,000	Goldman Sachs Group, Inc., 0.449%, 2/6/12 (a)	5,000,376
5,775,000	JPMorgan Chase & Co., Series C, MTN, 0.478%, 12/21/11 (a)	5,776,408
5,000,000	Merrill Lynch & Co., Inc., MTN, 0.561%, 6/5/12 (a)	4,994,375
5,000,000	Morgan Stanley, Series F, MTN, 0.496%, 1/9/12 (a)	4,999,341
4,200,000	PNC Funding Corp., 0.393%, 1/31/12 (a)	4,200,992
4,500,000	Wachovia Corp., Series E, MTN, 0.476%, 3/1/12 (a)	4,501,551

		88,334,195

Health Care — 1.3%
5,000,000	Pfizer, Inc., 4.450%, 3/15/12	5,090,694

Information Technology — 1.3%
5,000,000	Hewlett-Packard Co., 4.250%, 2/24/12	5,074,999

Total Corporate Bonds (Cost $108,737,665)		108,737,665

Cash Equivalents — 18.1%
25,000,000	Barclays PLC Euro Deposit, 0.07% (b)	25,000,000
5,000,000	FFI Institutional Fund, 0.17% (b)	5,000,000
30,000,000	Fidelity Money Market, 0.16% (b)	30,000,000
13,233,200	JPMorgan Chase & Co. Euro Deposit, 0.01% (b)	13,233,200

Total Cash Equivalents (Cost $73,233,200)		73,233,200

U.S. Government Agencies — 17.9%
Federal Farm Credit Bank — 8.0%
15,000,000	0.090%, 5/14/12 (a)	15,000,000
10,000,000	0.200%, 7/6/12 (a)	10,000,000
7,500,000	0.110%, 7/27/12 (a)	7,500,000

		32,500,000

Federal Home Loan Bank — 9.9%
5,000,000	0.140%, 10/21/11 (a)	5,000,140
5,000,000	0.120%, 2/27/12	4,997,772
15,000,000	0.100%, 6/6/12 (a)	15,000,000
15,000,000	0.110%, 7/18/12 (a)	14,998,786

		39,996,698

Total U.S. Government Agencies (Cost $72,496,698)		72,496,698

Commercial Papers — 16.0%
15,000,000	ANZ National International Ltd./London, 0.350%, 1/23/12 (c)	14,983,375
5,000,000	Caterpillar Financial Services Corp., 0.090%, 10/19/11	4,999,750
5,000,000	Du Pont (E.I.) De Nemours & Co., 0.170%, 12/1/11	4,998,560
5,000,000	Nestle Capital Corp., 0.110%, 11/4/11	4,999,481
5,000,000	Procter & Gamble, 0.160%, 1/10/12	4,997,756
15,000,000	Standard Chartered Bank US, 0.280%, 11/2/11	14,996,133
10,000,000	Toronto Dominion Bank, 0.240%, 1/9/12	9,993,333
5,000,000	Wal-Mart Stores, Inc., 0.050%, 10/12/11	4,999,908

Total Commercial Papers (Cost $64,968,296)		64,968,296

Municipal Bonds — 12.5%
Kentucky — 2.4%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.200%, 5/1/31 (a)	9,600,000

New York — 1.5%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.110%, 4/1/21 (a)	6,000,000

North Carolina — 3.7%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.) 0.350%, 6/1/21 (a)	5,000,000
4,800,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.150%, 10/1/34 (a)	4,800,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.130%, 6/1/30 (a)	5,000,000

		14,800,000

Principal Amount or Shares		Value
Ohio — 3.7%
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.170%, 9/1/36 (a)	15,000,000

Texas — 1.2%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.180%, 5/1/40 (a)	5,000,000

Total Municipal Bonds (Cost $50,400,000)		50,400,000

Repurchase Agreements — 7.4%
30,000,000	Morgan Stanley, 0.030%, dated 9/30/11,due 10/3/11, repurchase price $30,000,075 (collateralized by Federal National Mortgage Association, 1.000%, 9/2/14, market value $30,662,566)	30,000,000

Total Repurchase Agreements (Cost $30,000,000)		30,000,000

Certificates of Deposit — 1.2%
5,000,000	Toronto Dominion Bank, 0.160%, 12/23/11	5,000,000

Total Certificates of Deposit (Cost $5,000,000)		5,000,000

Total Investments (Cost $404,835,859) — 100.0%		404,835,859

Other Assets in Excess of Liabilities — 0.0%		181,941

Net Assets — 100.0%		$405,017,800

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT — Subject to alternative minimum tax

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Municipal Bonds — 91.6%
Ohio — 91.6%
$4,000,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, (LOC - Bank of Nova Scotia), 0.050%, 6/1/34 (a)	$4,000,000
2,400,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series B, (LOC - JPMorgan Chase Bank), 0.110%, 10/1/31 (a)	2,400,000
100,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series A, (LOC - Bank of America N.A.), 0.002%, 10/1/31 (a)	100,000
100,000	Anthony Wayne, OH, Local School District, G.O., 2.000%, 12/1/11	100,208
900,850	Brecksville-Broadview Heights, OH, City School District, G.O., 2.000%, 5/11/12	907,382
1,135,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.160%, 6/1/35 (a)	1,135,000
1,335,000	Canal Winchester, OH, Local School District, School Facilities Construction, G.O., 1.600%, 11/17/11	1,336,450
2,000,000	Cleveland, OH, Cuyahoga County Port Authority , Carnegie/96th Research Building Project, (LOC - JPMorgan Chase Bank), 0.150%, 1/1/37 (a)	2,000,000
1,220,000	Cleveland, OH, Cuyahoga County Port Authority , (LOC - JPMorgan Chase Bank), 0.120%, 1/1/37 (a)	1,220,000
2,000,000	Cleveland, OH, Cuyahoga County Port Authority , Carnegie/96th Research Building Project, (LOC - PNC Bank N.A.), 0.110%, 1/1/33 (a)	2,000,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.110%, 4/1/38 (a)	550,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.160%, 12/1/36 (a)	370,000
1,000,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.160%, 3/1/34 (a)	1,000,000
3,790,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.160%, 7/1/35 (a)	3,790,000
1,700,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 0.120%, 6/1/16 (a)	1,700,000
4,000,000	Columbus, OH, G.O., Series 1, 0.100%, 12/1/26 (a)	4,000,000
2,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.130%, 3/1/33 (a)	2,000,000
4,260,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B3, (SPA - Bank of America N.A.), 0.110%, 1/1/39 (a)	4,260,000
8,800,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B1, (SPA - JPMorgan Chase Bank), 0.050%, 1/1/39 (a)	8,800,000
600,000	Deerfield Township, OH, Various Purposes, G.O., Series B, 1.500%, 11/8/11	600,527
100,000	Delphi Township, OH, G.O., 2.000%, 12/1/11	100,215
4,000,000	Elyria, OH, Various Purposes, G.O., 1.125%, 6/8/12	4,007,461
1,440,000	Euclid, OH, Various Purposes, G.O., 1.500%, 6/14/12	1,446,012
1,395,000	Forest Park, OH, Various Purposes, G.O., Series B, 1.350%, 10/27/11	1,395,591
1,480,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.080%, 11/1/14 (a)	1,480,000
2,000,000	Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, (LOC - PNC Bank N.A.), 0.130%, 7/1/36 (a)	2,000,000
970,000	Franklin County, OH, Economic Development Revenue, (LOC - Bank One N.A.), 0.170%, 4/1/21 (a)	970,000
420,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.130%, 12/1/11 (a)	420,000
1,500,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.120%, 11/15/41 (a)	1,500,000

Principal Amount or Shares		Value
150,000	Franklin County, OH, Hospital Revenue, Nationwide Hospital, Series G, (SPA - JPMorgan Chase Bank), 0.130%, 5/1/29 (a)	150,000
4,000,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series A, (SPA - Barclays Bank PLC), 0.120%, 11/15/41 (a)	4,000,000
2,200,000	Hamilton County, OH, Economic Development Revenue, Samual W. Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.170%, 4/1/22 (a)	2,200,000
2,000,000	Hamilton County, OH, Hospital Facilities Revenue, Elizabeth Gamble, Series B, (LOC - PNC Bank N.A.), 0.130%, 6/1/27 (a)	2,000,000
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.160%, 5/15/28 (a)	1,210,000
2,420,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - U.S. Bank N.A.), 0.160%, 5/15/28 (a)	2,420,000
500,000	Heath, OH, Water Tank Facilities Improvement, G.O., 1.500%, 3/9/12	501,082
100,000	Holmes County, OH, G.O., 1.000%, 12/1/11	100,084
6,600,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.180%, 5/1/32 (a)	6,600,000
1,000,000	Lake County, OH, Various Purposes, G.O., 1.500%, 6/28/12	1,004,415
2,849,000	Licking County, OH, County Road Improvement, G.O., 1.000%, 6/13/12	2,856,913
585,000	Lockland, OH, Various Purposes , G.O., 2.150%, 3/14/12	587,475
715,000	Mahoning County, OH, G,O., 2.000%, 11/23/11	715,768
1,511,000	Maple Heights, OH, Ohio City School District, G.O., 1.250%, 4/12/12	1,513,379
2,000,000	Marion, OH, G.O., 1.500%, 7/19/12	2,007,894
215,000	Massillon, OH, City School District, Classroom Facilities Improvement, G.O., (Student Credit Program), 2.000%, 12/1/11	215,462
1,400,000	Mayfield Heights, OH, G.O., 1.125%, 8/16/12	1,403,326
2,000,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.130%, 11/15/45 (a)	2,000,000
2,200,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.110%, 11/15/39 (a)	2,200,000
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.150%, 3/1/27 (a)	1,200,000
3,435,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.050%, 11/15/39 (a)	3,435,000
100,000	North Canton, OH, G.O., Series A, (Assured Guaranty), 2.000%, 12/1/11	100,206
500,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Wells Fargo Bank N.A.), 0.150%, 12/1/33 (a)	500,000
5,000,000	Ohio Air Quality Development Authority Refunding Revenue, (LOC - Bank of Nova Scotia), 0.120%, 2/1/26 (a)	5,000,000
400,000	Ohio Housing Finance Agency Multifamily Revenue,, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.002%, 11/15/32 (a)	400,000
200,000	Ohio State, G.O., Series A, 3.000%, 11/1/11	200,412
1,910,000	Ohio State, G.O., Series C, 0.110%, 6/15/26 (a)	1,910,000
5,635,000	Ohio State , Infrastructure Improvements , G.O., Series D, 0.120%, 2/1/19 (a)	5,635,000
820,000	Ohio State , G.O., Series B, 0.100%, 3/15/25 (a)	820,000
425,000	Ohio State , School Improvements, G.O., Series A, 0.100%, 3/15/25 (a)	425,000
1,125,000	Ohio State , Infrastructure Improvements , G.O., Series B, 0.120%, 8/1/17 (a)	1,125,000
2,000,000	Ohio State , Infrastructure Improvements , G.O., Series A, 0.120%, 2/1/23 (a)	2,000,000
3,000,000	Ohio State Higher Educational Facilities Commission , Series B-4, (SPA - Huntington National Bank), 0.100%, 1/1/43 (a)	3,000,000

Principal Amount or Shares		Value
345,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.160%, 12/1/32 (a)	345,000
5,000,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.070%, 12/1/44 (a)	5,000,000
300,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC - Bank of America N.A.), 0.100%, 12/1/44 (a)	300,000
1,045,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.150%, 12/1/24 (a)	1,045,000
500,000	Ohio State Higher Educational Facilities Revenue, Dominican University Project, (LOC - JPMorgan Chase Bank), 0.160%, 12/1/37 (a)	500,000
945,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.130%, 5/1/15 (a)	945,000
2,690,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series B, (LOC - U.S. Bank N.A.), 0.130%, 11/1/30 (a)	2,690,000
4,565,000	Ohio State University, Infrastructure Improvements , G.O., Series B, 0.100%, 8/1/21 (a)	4,565,000
200,000	Ohio State University , G.O., Series B, 0.100%, 6/1/35 (a)	200,000
3,560,000	Ohio State University , General Receipts Revenue, (SPA - Huntington National Bank), 0.100%, 12/1/27 (a)	3,560,000
300,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.080%, 12/1/33 (a)	300,000
1,000,000	Ohio State Water Development Authority Revenue, Series A, (LOC - UBS AG), 0.050%, 5/15/19 (a)	1,000,000
600,000	Oxford, OH, Water Supply Systems, G.O., 2.000%, 12/1/11	601,250
240,000	Paulding County, OH, G.O., 2.750%, 9/6/12	244,439
625,000	Princeton, OH, County School District, G.O., 1.300%, 11/29/11	625,652
681,000	Richland County, OH, G.O., Series B, 1.250%, 7/26/12	684,599
850,000	Rossford, OH, G.O., 1.000%, 4/13/12	851,345
300,000	Troy, OH, Various Purposes, G.O., 1.000%, 12/1/11	300,198
930,000	Trumbull County, OH, G.O., Series B, 1.750%, 3/16/12	933,785
3,000,000	Union Township, OH, G.O., 1.125%, 9/12/12	3,013,405
135,000	Xenia, OH, Community School District, G.O., Series A, 0.700%, 12/1/11	135,000
135,000	Zanesville, OH , City School District, G.O., (Student Credit Program), 2.000%, 12/1/11	135,302

Total Municipal Bonds (Cost $143,000,237)		143,000,237

Cash Equivalents — 3.7%
3,000,000	FFI Institutional Tax-Exempt Fund, 0.010% (b)	3,000,000
2,818,717	Fidelity Tax-Exempt Portfolio, Class I, 0.010% (b)	2,818,717

Total Cash Equivalents (Cost $5,818,717)		5,818,717

Total Investments (Cost $148,818,954) — 95.3%		148,818,954

Other Assets in Excess of Liabilities — 4.7%		7,306,073

Net Assets — 100.0%		$156,125,027

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

BAN — Bond Anticipation Note

G.O. — General Obligation

LOC — Letter of Credit

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Principal Amount		Value
U.S. Treasury Obligations — 64.7%
U.S. Treasury Bills — 64.7% (a)
$ 9,980,700	0.030%, 10/6/11	$9,980,655
24,934,200	0.050%, 10/13/11	24,933,745
21,204,900	0.001%, 10/20/11	21,204,897
17,500,000	0.060%, 10/27/11	17,499,249
7,500,000	1.000%, 10/31/11	7,504,619
15,000,000	0.090%, 11/17/11	14,998,237
33,092,300	0.001%, 11/25/11	33,092,174
1,459,400	0.001%, 12/1/11	1,459,400
60,000,000	0.001%, 12/22/11	59,999,487
17,000,000	0.020%, 12/29/11	16,999,370
2,438,000	0.040%, 1/12/12	2,437,721
7,500,000	0.100%, 1/26/12	7,497,563
30,000,000	0.050%, 3/15/12	29,993,083

		247,600,200

Total U.S. Treasury Obligations (Cost $247,600,200)		247,600,200

Repurchase Agreements — 35.3%
30,000,000	Bank of America, 0.010%, dated 9/28/11, due 10/5/11, repurchase price $30,000,058 (collateralized by U.S. Treasury Bonds, 1.375%, 11/30/15, market value $30,461,396)	30,000,000
30,000,000	Credit Suisse, 0.050%, dated 9/26/11, due 10/3/11, repurchase price $30,000,292 (collateralized by U.S. Treasury Inflation Protected Securities,0.625%, 7/15/21, market value $30,407,357)	30,000,000
30,000,000	Goldman Sachs, 0.010%, dated 9/27/11, due 10/4/11, repurchase price $30,000,058 (collateralized by U.S. Treasury Bonds, 5.250%, 11/15/28, market value $30,592,100)	30,000,000
45,000,000	Morgan Stanley, 0.020%, dated 9/30/11, due 10/3/11, repurchase price $45,000,075 (collateralized by U.S. Treasury Notes, 0.750%, 9/15/13, market value $45,837,988)	45,000,000

Total Repurchase Agreements (Cost $135,000,000)		135,000,000

Total Investments (Cost $382,600,200) — 100.0%		382,600,200

Liabilities in Excess of Other Assets — (0.0)%		(10,263)

Net Assets — 100.0%		$382,589,937

(a)	Rate represents the effective yield at purchase.

Huntington Disciplined Equity Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 84.1%
Consumer Discretionary — 6.8%
2,600	Amazon.com, Inc. (a) *	$562,198
20,000	Comcast Corp., Class A	418,000
25,000	Ford Motor Co. *	241,750
8,600	McDonald’s Corp. (a)	755,252
3,000	NIKE, Inc. (a)	256,530
6,000	Target Corp. (a)	294,240
15,000	The Home Depot, Inc. (a)	493,050
2,500	The TJX Cos., Inc. (a)	138,675
20,200	The Walt Disney Co. (a)	609,232
9,000	Time Warner, Inc.	269,730

		4,038,657

Consumer Staples — 12.0%
15,000	Altria Group, Inc.	402,150
5,000	Colgate-Palmolive Co. (a)	443,400
3,000	Costco Wholesale Corp. (a)	246,360
17,800	Kraft Foods, Inc., Class A (a)	597,724
11,500	PepsiCo, Inc. (a)	711,850
13,500	Philip Morris International, Inc.(a)	842,130
17,000	The Coca-Cola Co.	1,148,520
1,700	The Kroger Co. (a)	37,332
22,000	The Procter & Gamble Co. (a)	1,389,960
16,000	Walgreen Co.	526,240
14,000	Wal-Mart Stores, Inc. (a)	726,600

		7,072,266

Energy — 11.8%
3,300	Apache Corp. (a)	264,792
12,800	Baker Hughes, Inc. (a)	590,848
15,000	Chevron Corp.	1,387,800
13,700	ConocoPhillips (a)	867,484
37,200	Exxon Mobil Corp.	2,701,836
4,000	Halliburton Co. (a)	122,080
6,000	Occidental Petroleum Corp. (a)	429,000
10,000	Schlumberger Ltd.	597,300

		6,961,140

Financials — 10.0%
11,300	American Express Co. (a)	507,370
26,000	Bank of America Corp. (a)	159,120
12,500	Berkshire Hathaway, Inc. (a) *	888,000
15,000	Citigroup, Inc.	384,300
30,500	JPMorgan Chase & Co. (a)	918,660
8,000	MetLife, Inc.	224,080
17,000	The Bank of New York Mellon Corp. (a)	316,030
6,700	The Chubb Corp. (a)	401,933
4,200	The Goldman Sachs Group, Inc. (a)	397,110
1,500	The Travelers Cos., Inc.	73,095
30,500	U.S. Bancorp (a)	717,970
38,500	Wells Fargo & Co. (a)	928,620

		5,916,288

Health Care — 9.6%
16,200	Abbott Laboratories (a)	828,468
11,700	Amgen, Inc. (a)	642,915
4,900	Baxter International, Inc. (a)	275,086
15,200	Bristol-Myers Squibb Co. (a)	476,976
20,000	Johnson & Johnson (a)	1,274,200
8,000	Medtronic, Inc.	265,920
20,500	Merck & Co., Inc. (a)	670,555
46,000	Pfizer, Inc. (a)	813,280
2,500	Teva Pharmaceutical Industries Ltd. ADR	93,050
7,500	UnitedHealth Group, Inc. (a)	345,900

		5,686,350

Industrials — 8.2%
8,300	3M Co.	595,857
5,000	Caterpillar, Inc.	369,200
5,000	Emerson Electric Co. (a)	206,550
2,500	FedEx Corp.	169,200
800	Fluor Corp. (a)	37,240
7,600	General Dynamics Corp. (a)	432,364
70,000	General Electric Co. (a)	1,066,800
2,500	Honeywell International, Inc.	109,775
6,500	The Boeing Co.	393,315
4,500	Union Pacific Corp. (a)	367,515
10,000	United Parcel Service, Inc., Class B (a)	631,500
7,000	United Technologies Corp. (a)	492,520

		4,871,836

Information Technology — 19.2%
7,200	Apple, Inc. (a) *	2,744,496
38,500	Cisco Systems, Inc. (a)	596,365
21,700	EMC Corp. *	455,483
2,200	Google, Inc., Class A (a) *	1,131,636
9,500	Hewlett-Packard Co. (a)	213,275
41,700	Intel Corp. (a)	889,461
10,000	International Business Machines Corp. (a)	1,750,300
50,000	Microsoft Corp. (a)	1,244,500
29,000	Oracle Corp. (a)	833,460
13,000	QUALCOMM, Inc.	632,190
10,000	Texas Instruments, Inc.	266,500
7,000	Visa, Inc., Class A (a)	600,040

		11,357,706

Materials — 2.0%
10,000	Alcoa, Inc.	95,700
10,000	E.I. du Pont de Nemours and Co. (a)	399,700
7,500	Freeport-McMoran Copper & Gold, Inc., Class B (a)	228,375
2,100	Newmont Mining Corp. (a)	132,090
1,000	PPG Industries, Inc. (a)	70,660
10,000	The Dow Chemical Co.	224,600

		1,151,125

Telecommunication Services — 3.5%
45,000	AT&T, Inc.	1,283,400
22,000	Verizon Communications, Inc. (a)	809,600

		2,093,000

Utilities — 1.0%
5,500	Exelon Corp. (a)	234,355
1,000	NextEra Energy, Inc. (a)	54,020
7,000	Southern Co. (a)	296,590

		584,965

Total Common Stocks (Cost $50,056,364)		49,733,333

Exchange-Traded Funds — 0.6%

Shares		Value
4,700	Technology Select Sector SPDR Fund (a)	110,779
6,400	Utilities Select Sector SPDR Fund (a)	215,296

Total Exchange-Traded Funds (Cost $298,485)		326,075

Options Purchased — 7.5%
300	S&P 100 Index, Put @ $510, Expiring October 2011	558,000
300	S&P 100 Index, Put @ $530, Expiring November 2011	1,095,000
200	S&P 100 Index, Put @ $530, Expiring October 2011	564,000
80	S&P 100 Index, Put @ $540, Expiring January 2012	426,400
55	S&P 100 Index, Put @ $560, Expiring December 2011	338,250
190	S&P 100 Index, Put @ $580, Expiring December 2011	1,451,600

Total Options Purchased (Cost $3,363,875)		4,433,250

Cash Equivalents — 9.4%
2,324,440	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	2,324,440
3,239,040	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,239,040

Total Cash Equivalents (Cost $5,563,480)		5,563,480

Total Investments (Cost $59,282,204) — 101.6%		60,056,138

Liabilities in Excess of Other Assets — (1.6)%		(921,172)

Net Assets — 100.0%		$59,134,966

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

Huntington Dividend Capture Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 69.4%
Consumer Discretionary — 3.1%
50,000	Bob Evans Farms, Inc.	$1,426,000
33,500	Genuine Parts Co.	1,701,800
20,500	The Buckle, Inc.	788,430

		3,916,230

Consumer Staples — 7.5%
40,000	Archer-Daniels-Midland Co.	992,400
10,000	Colgate-Palmolive Co. (a)	886,800
46,500	H.J. Heinz Co.	2,347,320
25,000	Philip Morris International, Inc.	1,559,500
22,500	The Hershey Co. (a)	1,332,900
36,000	Walgreen Co.	1,184,040
23,500	Wal-Mart Stores, Inc.	1,219,650

		9,522,610

Energy — 13.0%
52,000	Cenovus Energy, Inc.	1,596,920
11,000	Chevron Corp.	1,017,720
37,500	ConocoPhillips	2,374,500
55,500	Exxon Mobil Corp.	4,030,965
48,000	Murphy Oil Corp.	2,119,680
25,000	Royal Dutch Shell PLC ADR	1,538,000
86,500	Total SA ADR	3,794,755

		16,472,540

Financials — 12.4%
40,500	American Financial Group, Inc.	1,258,335
22,000	Bank of Montreal	1,228,700
83,500	Community Bank System, Inc.	1,894,615
61,500	Federated Investors, Inc., Class B	1,078,095
62,000	H & R Block, Inc.	825,220
34,000	JPMorgan Chase & Co.	1,024,080
25,255	Kemper Corp.	605,110
22,500	M&T Bank Corp.	1,572,750
51,000	NYSE Euronext	1,185,240
34,000	Principal Financial Group, Inc.	770,780
30,000	Royal Bank of Canada	1,371,600
26,500	The Travelers Cos., Inc.	1,291,345
28,000	U.S. Bancorp	659,120
33,250	Waddell & Reed Financial, Inc., Class A	831,583

		15,596,573

Health Care — 7.4%
36,500	Abbott Laboratories	1,866,610
26,500	AstraZeneca PLC ADR	1,175,540
24,500	Baxter International, Inc.	1,375,430
72,000	Eli Lilly & Co.	2,661,840
70,500	Merck & Co., Inc.	2,306,055

		9,385,475

Industrials — 6.4%
27,000	3M Co.	1,938,330
63,000	Brady Corp., Class A	1,665,090
28,500	CSX Corp.	532,095
73,000	General Electric Co.	1,112,520
17,750	Lockheed Martin Corp.	1,289,360
47,500	Waste Management, Inc.	1,546,600

		8,083,995

Information Technology — 3.5%
62,500	Corning, Inc.	772,500
86,000	Intel Corp.	1,834,380
38,000	Microsoft Corp.	945,820
76,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	872,098

		4,424,798

Materials — 1.7%
44,500	Sensient Technologies Corp.	1,448,475
27,000	Southern Copper Corp.	674,730

		2,123,205

Real Estate Investment Trusts — 7.5%
23,000	Acadia Realty Trust	430,100
38,500	CBL & Associates Properties, Inc.	437,360
10,000	EastGroup Properties, Inc.	381,400
12,000	Entertainment Properties Trust	467,760
5,000	Equity Residencial	259,350
20,000	HCP, Inc.	701,200
27,000	Highwoods Properties, Inc.	763,020
9,500	Home Properties, Inc.	539,220
48,000	Hospitality Properties Trust	1,019,040
21,000	Liberty Property Trust	611,310
14,250	Mid-America Apartment Communities, Inc.	858,135
10,500	National Health Investors, Inc.	442,365
65,000	Pennsylvania Real Estate Investment Trust	502,450
19,000	Realty Income Corp.	612,560
5,000	Simon Property Group, Inc.	549,900
19,000	Ventas, Inc.	938,600

		9,513,770

Telecommunication Services — 1.9%
54,000	AT&T, Inc.	1,540,080
24,000	Verizon Communications, Inc.	883,200

		2,423,280

Utilities — 5.0%
95,000	CMS Energy Corp.	1,880,050
26,750	Entergy Corp.	1,773,257
62,000	Exelon Corp.	2,641,820

		6,295,127

Total Common Stocks (Cost $94,681,619)		87,757,603

Preferred Stocks — 25.0%
Energy — 1.8%
80,000	NextEra Energy Capital Holdings, Inc., 8.750%	2,308,800

Financials — 16.2%
45,000	Allianz SE, 8.375%	1,167,187
25,000	American Financial Group, Inc., 7.000%	642,000
45,000	Ameriprise Financial, Inc., 7.750%	1,222,650
6,229	Barclays Bank PLC, 6.625%	121,777
69,998	BB&T Capital Trust V, 8.950%	1,843,747
50,000	Credit Suisse Guernsey, 7.900%	1,268,500
26,000	General Electric Capital Corp., 6.000%	664,820
85,000	JPMorgan Chase Capital XXVI, 8.000%	2,168,350
65,000	M&T Capital Trust IV, 8.500%	1,669,850
45,000	Merrill Lynch & Co. Capital Trust V, 7.280%	908,550

Shares		Value
60,000	Morgan Stanley Capital Trust, 6.600%	1,293,600
29,000	PartnerRe Ltd, 6.500%	703,540
30,000	PLC Capital Trust IV, 7.250%	746,700
65,000	PNC Capital Trust E, 7.750%	1,677,650
50,000	Prudential Financial, Inc., 9.000%	1,385,000
45,000	RenaissanceRe Holdings Ltd., 6.080%	1,071,000
75,000	Wells Fargo Capital XII, 7.875%	1,930,500

		20,485,421

Real Estate Investment Trusts — 3.1%
65,000	Kimco Realty Corp., 7.750%	1,664,000
10,000	Public Storage, Inc., 6.450%	251,720
72,000	Vornado Realty LP, 7.875%	1,929,600

		3,845,320

Telecommunication Services — 0.8%
41,000	Qwest Corp, 7.500%	1,020,080

Utilities — 3.1%
70,000	Dominion Resources, Inc., Class A, 8.375%	2,036,300
16,840	Interstate Power & Light Co., 8.375%	488,360
50,000	Xcel Energy, Inc., 7.600%	1,384,500

		3,909,160

Total Preferred Stocks (Cost $31,210,651)		31,568,781

Exchange-Traded Funds — 2.7%
50,250	iShares S&P 500 Value Index Fund	2,591,895
36,000	Technology Select Sector SPDR Fund	848,520

Total Exchange-Traded Funds (Cost $3,351,611)		3,440,415

Cash Equivalents — 2.1%
2,681,397	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,681,397

Total Cash Equivalents (Cost $2,681,397)		2,681,397

Total Investments (Cost $131,925,278) — 99.2%		125,448,196

Other Assets in Excess of Liabilities — 0.8%		1,003,098

Net Assets — 100.0%		$126,451,294

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Liability Co.

Huntington Global Select Markets Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares, Principal Amount or Contracts		Value
Common Stocks — 84.5%
Brazil — 13.7%
Consumer Discretionary — 4.6%
39,500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$1,210,675
20,384	Lojas Americanas SA	154,424
40,000	Restoque Comercio e Confeccoes de Roupas SA *	427,645

		1,792,744

Energy — 1.7%
30,000	Petroleo Brasileiro SA ADR	673,500

Financials — 0.7%
18,000	Itau Unibanco Holding SA	277,990

Health Care — 1.4%
36,000	OdontoPrev SA	527,464

Information Technology — 0.7%
20,000	Redecard SA	269,112

Materials — 2.0%
34,000	Vale SA ADR	775,200

Telecommunication Services — 2.6%
38,750	Telecomunicacoes de Sao Paulo SA ADR	1,024,938

		5,340,948

Canada — 2.5%
Materials — 2.5%
23,000	Potash Corp. of Saskatchewan, Inc.	994,060

Cayman Islands — 2.6%
Consumer Discretionary — 2.6%
440,000	Wynn Macau Ltd. *	1,016,519

Chile — 2.2%
Materials — 2.2%
18,000	Sociedad Quimica y Minera de Chile SA ADR	860,580

China — 10.0%
Consumer Staples — 2.2%
155,000	Tsingtao Brewery Co. Ltd.	842,484

Energy — 3.8%
500,000	China Oilfield Services Ltd.	622,371
7,000	PetroChina Co. Ltd. ADR	843,430

		1,465,801

Financials — 2.2%
900,000	Agricultural Bank of China Ltd.	289,240
900,000	Bank of China Ltd.	274,609
500,000	China Construction Bank Corp.	298,354

		862,203

Health Care — 1.0%
360,000	Shandong Weigao Group Medical Polymer Co. Ltd.	402,650

Information Technology — 0.8%
3,000	Baidu, Inc. ADR *	320,730

		3,893,868

Hong Kong — 1.3%
Information Technology — 1.3%
390,000	Digital China Holdings Ltd.	502,612

India — 8.7%
Consumer Discretionary — 2.1%
50,000	Mahindra & Mahindra Ltd.	820,838

Energy — 1.3%
150,000	Petronet LNG Ltd.	486,566

Financials — 3.3%
13,000	Axis Bank Ltd.	265,946
13,000	ICICI Bank Ltd. ADR	451,360
160,000	Rural Electrification Corp. Ltd.	563,098

		1,280,404

Materials — 0.7%
105,000	Hindalco Industries Ltd.	279,479

Utilities — 1.3%
60,000	Indraprastha Gas Ltd.	519,057

		3,386,344

Indonesia — 14.9%
Consumer Discretionary — 2.6%
145,000	Astra International Tbk PT	1,010,549

Consumer Staples — 1.9%
1,300,000	Indofood Sukses Makmur Tbk PT	723,557

Financials — 5.3%
1,200,000	Bank Central Asia Tbk PT	1,020,303
311,163	Bank Mandiri Tbk PT	214,422
1,300,000	Bank Rakyat Indonesia Persero Tbk PT	841,656

		2,076,381

Industrials — 2.2%
360,151	United Tractors Tbk PT	865,929

Materials — 2.0%
4,040,000	Holcim Indonesia Tbk PT	798,743

Utilities — 0.9%
1,200,000	Perusahaan Gas Negara PT	352,314

		5,827,473

Poland — 3.5%
Financials — 2.0%
3,200	Bank Pekao SA	127,846
9,000	Bre Bank SA *	645,594

		773,440

Utilities — 1.5%
100,000	Polska Grupa Energetyczna SA	583,150

		1,356,590

Republic of South Korea — 12.4%
Consumer Discretionary — 3.8%
63,000	Dong Ah Tire & Rubber Co Ltd.	489,153
5,800	Hyundai Motor Co.	1,014,689

		1,503,842

Consumer Staples — 2.5%
2,150	LG Household & Health Care Ltd.	964,936

Financials — 1.3%
21,420	Korean Reinsurance Co.	245,278
7,000	Shinhan Financial Group Co. Ltd.	244,140

		489,418

Principal Amount or Shares		Value
Industrials — 1.6%
2,750	Hyundai Heavy Industries Co. Ltd.	635,751

Materials — 3.2%
1,400	Korea Zinc Co. Ltd.	341,847
12,000	POSCO ADR	912,120

		1,253,967

		4,847,914

Taiwan — 10.1%
Consumer Staples — 1.0%
70,000	President Chain Store Corp.	394,360

Financials — 2.0%
745,465	Fubon Financial Holding Co. Ltd.	771,451

Materials — 5.8%
902,863	Asia Cement Corp.	929,211
275,000	Formosa Plastics Corp.	727,014
243,000	Taiwan Fertilizer Co. Ltd.	588,355

		2,244,580

Telecommunication Services — 1.3%
15,708	Chunghwa Telecom Co. Ltd. ADR	518,364

		3,928,755

United Kingdom — 1.2%
Materials — 1.2%
11,000	Rio Tinto PLC ADR	484,880

United States — 1.4%
Materials — 1.4%
38,000	Globe Specialty Metals, Inc.	551,760

Total Common Stocks (Cost $38,236,854)		32,992,303

Foreign Bonds — 8.5%
200,000	Australian Government, Series 119, 6.250%, 4/15/15 (a)	209,744
200,000	Australian Government, Series 120, 6.000%, 2/15/17 (a)	213,570
750,000	Brazilian Government International Bond, 12.500%, 1/5/16 (b)	444,577
200,000	Canadian Government, 4.000%, 6/1/17 (c)	216,286
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (b)	191,839
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (d)	199,083
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (d)	503,091
4,700,000,000	Indonesian Government, Series FR53, 8.250%, 7/15/21 (d)	578,769
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (d)	191,021
600,000	The Goldman Sachs Group, Inc., 7.750%, 11/23/16 (a)	571,744

Total Foreign Bonds (Cost $3,277,503)		3,319,724

Exchange-Traded Funds — 3.1%
100,000	iShares MSCI Malaysia Index Fund ETF	1,221,000

Total Exchange-Traded Funds (Cost $1,500,556)		1,221,000

Options Purchased — 0.1%
10	MasterCard, Inc., Call @ $335, Expiring January 2012	23,950
250	PowerShares DB US Dollar Index Bullish Fund, Call @ $22, Expiring December 2011	17,250

Total Options Purchased (Cost $39,314)		41,200

Cash Equivalents — 0.7%
283,542	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	283,542
50	Fidelity Institutional Money Market Portfolio, 0.160% (f)	50

Total Cash Equivalents (Cost $283,592)		283,592

Total Investments (Cost $43,337,819) — 96.9%		37,857,819

Other Assets in Excess of Liabilities — 3.1%		1,202,564

Net Assets — 100.0%		$39,060,383

(a)	Foreign-denominated security. Principal amount is reported in Australian Dollars.
(b)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(c)	Foreign-denominated security. Principal amount is reported in Canadian Dollars.
(d)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(e)	Investment in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

MTN — Medium Term Note

PLC — Public Liability Co.

Huntington Growth Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 99.2%
Consumer Discretionary — 13.1%
9,720	Amazon.com, Inc. (a) *	$2,101,756
3,530	Chipotle Mexican Grill, Inc. *	1,069,414
13,950	Deckers Outdoor Corp. *	1,300,977
18,640	Dollar Tree, Inc. *	1,400,050
40,720	Lululemon Athletica, Inc. *	1,981,028
18,120	McDonald’s Corp. (a)	1,591,298
33,560	Nordstrom, Inc.	1,533,021
13,470	Panera Bread Co., Class A *	1,400,072
3,830	Priceline.com, Inc. (a) *	1,721,432
28,850	Yum! Brands, Inc.	1,424,902

		15,523,950

Consumer Staples — 14.7%
86,680	Altria Group, Inc. (a)	2,323,891
36,050	PepsiCo, Inc.	2,231,495
34,720	Philip Morris International, Inc.	2,165,834
38,890	Procter & Gamble Co.	2,457,070
36,720	The Coca-Cola Co. (a)	2,480,803
59,880	The Hain Celestial Group, Inc. *	1,829,334
60,230	Whole Foods Market, Inc. (a)	3,933,621

		17,422,048

Energy — 6.8%
17,840	Anadarko Petroleum Corp.	1,124,812
15,720	Carbo Ceramics, Inc.	1,611,772
12,780	Chevron Texaco Corp.	1,182,406
11,280	Core Laboratories N.V.	1,013,282
47,380	Enterprise Products Partners LP	1,902,307
16,990	Exxon Mobil Corp.	1,233,984

		8,068,563

Financials — 0.8%
13,380	Aflac, Inc.	467,631
14,490	JPMorgan Chase & Co.	436,439

		904,070

Health Care — 13.5%
39,290	Abbott Laboratories	2,009,291
30,880	Edwards Lifesciences Corp. *	2,201,126
63,020	Eli Lilly & Co.	2,329,850
59,740	Merck & Co., Inc.	1,954,095
22,450	Novo-Nordisk A/S ADR	2,234,224
47,800	Pfizer, Inc.	845,104
46,940	UnitedHealth Group, Inc.	2,164,873
35,200	WellPoint, Inc.	2,297,856

		16,036,419

Industrials — 7.4%
22,360	Caterpillar, Inc.	1,651,062
26,790	Cummins, Inc.	2,187,671
25,540	Deere & Co.	1,649,118
26,120	Illinois Tool Works, Inc.	1,086,592
15,460	United Technologies Corp.	1,087,766
7,330	W.W. Grainger, Inc.	1,096,128

		8,758,337

Information Technology — 34.7%
19,900	Apple, Inc. *	7,585,482
123,000	ARM Holdings PLC ADR	3,136,500
25,200	Baidu, Inc. SP ADR *	2,694,132
107,530	Cisco Systems, Inc.	1,665,640
107,790	EMC Corp. *	2,262,512
84,020	Finisar Corp. *	1,473,711
8,340	Google, Inc., Class A *	4,289,929
3,320	MasterCard, Inc., Class A	1,052,971
119,540	NVIDIA Corp. *	1,494,250
82,930	Oracle Corp.	2,383,408
48,810	Qualcomm, Inc.	2,373,630
84,750	Rackspace Hosting, Inc. *	2,893,365
43,370	Red Hat, Inc. *	1,832,816
19,180	Salesforce.com, Inc. *	2,191,890
68,000	SanDisk Corp. *	2,743,800
12,660	Visa, Inc., Class A	1,085,215

		41,159,251

Materials — 3.4%
7,990	Agrium, Inc.	532,613
13,010	Allegheny Technologies, Inc.	481,240
26,250	Du Pont (E.I.) de Nemours & Co.	1,049,213
21,590	International Paper Co.	501,968
12,370	Potash Corporation of Saskatchewan, Inc.	534,631
9,840	Praxair, Inc.	919,843

		4,019,508

Real Estate Investment Trusts — 1.9%
24,380	Health Care REIT, Inc.	1,140,984
19,670	Mid-America Apartment Communities, Inc.	1,184,527

		2,325,511

Telecommunication Services — 2.3%
18,540	Verizon Communications, Inc.	682,272
180,870	Windstream Corp.	2,108,944

		2,791,216

Utilities — 0.6%
17,290	AGL Resources, Inc.	704,395

Total Common Stocks (Cost $115,406,086)		117,713,268

Cash Equivalents — 0.8%
1,031,895	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,031,895

Total Cash Equivalents (Cost $1,031,895)		1,031,895

Total Investments (Cost $116,437,981) — 100.0%		118,745,163

Liabilities in Excess of Other Assets — (0.0)%		(47,803)

Net Assets — 100.0%		$118,697,360

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Income Equity Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 97.9%
Consumer Discretionary — 5.8%
31,000	Genuine Parts Co.	$1,574,800
118,000	H & R Block, Inc.	1,570,580
22,700	Time Warner Cable, Inc., Class A	1,422,609
47,900	Time Warner, Inc.	1,435,563

		6,003,552

Consumer Staples — 12.2%
70,500	Altria Group, Inc.	1,890,105
25,200	Kimberly-Clark Corp.	1,789,452
52,000	Kraft Foods, Inc.	1,746,160
34,100	Philip Morris International, Inc.	2,127,158
69,000	Sysco Corp.	1,787,100
53,000	Unilever NV	1,668,970
31,800	Wal-Mart Stores, Inc.	1,650,420

		12,659,365

Energy — 20.1%
52,000	BP PLC ADR	1,875,640
20,500	Chevron Texaco Corp.	1,896,660
30,300	ConocoPhillips	1,918,596
71,700	Enerplus Corp.	1,759,518
45,600	Eni SpA ADR	1,601,928
27,700	Exxon Mobil Corp.	2,011,851
14,600	PetroChina Co. Ltd. ADR	1,759,154
31,000	Royal Dutch Shell PLC ADR	1,907,120
66,000	Spectra Energy Corp.	1,618,980
72,400	The Williams Cos., Inc.	1,762,216
36,400	Total SA ADR	1,596,868
31,000	YPF SA ADR	1,060,510

		20,769,041

Financials — 9.9%
42,400	Aflac, Inc.	1,481,880
135,000	Barclays PLC ADR	1,320,300
40,400	HSBC Holdings PLC ADR	1,536,816
48,300	JPMorgan Chase & Co.	1,454,796
58,000	NYSE Euronext	1,347,920
34,100	PNC Financial Services Group, Inc.	1,643,279
30,700	The Travelers Cos., Inc.	1,496,011

		10,281,002

Health Care — 11.7%
38,700	AstraZeneca PLC ADR	1,716,732
31,000	Baxter International, Inc.	1,740,340
52,000	Bristol-Myers Squibb Co.	1,631,760
47,200	Eli Lilly & Co.	1,744,984
54,500	Merck & Co., Inc.	1,782,695
95,000	Pfizer, Inc.	1,679,600
54,000	Sanofi-Aventis ADR	1,771,200

		12,067,311

Industrials — 10.1%
28,100	General Dynamics Corp.	1,598,609
119,000	General Electric Co.	1,813,560
28,800	Lockheed Martin Corp.	2,092,032
26,100	Norfolk Southern Corp.	1,592,622
109,000	R.R. Donnelley & Sons Co.	1,539,080
54,000	Waste Management, Inc.	1,758,240

		10,394,143

Information Technology — 6.5%
104,000	Cisco Systems, Inc.	1,610,960
94,000	Intel Corp.	2,005,020
66,000	Microsoft Corp.	1,642,740
55,600	Paychex, Inc.	1,466,172

		6,724,892

Materials — 2.6%
28,600	Du Pont (E.I.) de Nemours & Co.	1,143,142
65,000	International Paper Co.	1,511,250

		2,654,392

Real Estate Investment Trusts — 8.1%
52,000	HCP, Inc.	1,823,120
38,300	Health Care REIT, Inc.	1,792,440
77,000	Hospitality Properties Trust	1,634,710
52,000	Mack-Cali Realty Corp.	1,391,000
15,400	Simon Property Group, Inc.	1,693,692

		8,334,962

Telecommunication Services — 3.0%
53,500	AT&T, Inc.	1,525,820
132,300	Windstream Corp.	1,542,618

		3,068,438

Utilities — 7.9%
42,000	American Electric Power Co., Inc.	1,596,840
82,000	Duke Energy Corp.	1,639,180
25,400	Entergy Corp.	1,683,766
36,900	Exelon Corp.	1,572,309
32,800	Progress Energy, Inc.	1,696,416

		8,188,511

Total Common Stocks (Cost $106,217,454)		101,145,609

Cash Equivalents — 1.9%
1,955,645	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,955,645

Total Cash Equivalents (Cost $1,955,645)		1,955,645

Total Investments (Cost $108,173,099) — 99.8%		103,101,254

Other Assets in Excess of Liabilities — 0.2%		171,948

Net Assets — 100.0%		$103,273,202

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington International Equity Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 90.8%
Australia — 1.8%
Materials — 1.8%
142,000	BHP Billiton Ltd.	$4,717,623

Canada — 4.2%
Energy — 2.1%
106,000	Cenovus Energy, Inc.	3,255,260
108,000	EnCana Corp.	2,074,680

		5,329,940

Telecommunication Services — 2.1%
146,000	BCE, Inc.	5,469,160

		10,799,100

France — 8.5%
Energy — 1.8%
105,541	Total SA	4,653,107

Financials — 2.5%
243,900	AXA SA ADR	3,207,285
84,011	BNP Paribas	3,325,168

		6,532,453

Health Care — 2.3%
88,000	Sanofi-Aventis	5,777,667

Utilities — 1.9%
46,172	GDF Suez ADR	1,382,390
121,000	GDF Suez	3,614,471

		4,996,861

		21,960,088

Germany — 6.5%
Consumer Staples — 2.3%
113,000	Henkel AG & Co. KGaA	6,004,010

Industrials — 2.8%
187,000	GEA Group AG	4,369,079
32,200	Siemens AG	2,908,853

		7,277,932

Materials — 1.4%
67,000	K+S AG	3,522,542

		16,804,484

Hong Kong — 3.1%
Consumer Discretionary — 1.5%
2,410,000	Li & Fung Ltd.	3,956,722

Financials — 1.6%
133,000	Hong Kong Exchanges and Clearing Ltd.	1,905,145
434,000	The Wharf (Holdings) Ltd.	2,109,710

		4,014,855

		7,971,577

Israel — 1.2%
Health Care — 1.2%
81,000	Teva Pharmaceutical Industries Ltd. ADR	3,014,820

Italy — 1.4%
Energy — 1.4%
102,000	Saipem SpA	3,576,211

Japan — 21.3%
Consumer Discretionary — 3.5%
174,000	Honda Motor Co. Ltd.	5,101,347
238,000	Panasonic Corp.	2,300,161
90,000	Sony Corp. ADR	1,710,000

		9,111,508

Consumer Staples — 1.2%
66,644	Unicharm Corp.	3,198,602

Financials — 2.2%
1,040	Japan Prime Realty Investment Corp.	2,660,319
300	Japan Real Estate Investment Corp.	2,926,266

		5,586,585

Industrials — 4.5%
31,900	FANUC Ltd.	4,391,667
213,000	KOMATSU Ltd.	4,599,265
77,000	Makita Corp.	2,742,446

		11,733,378

Information Technology — 7.7%
134,883	Canon, Inc.	6,106,034
160,000	Hoya Corp.	3,687,061
26,100	KEYENCE Corp.	7,145,822
57,000	Murata Manufacturing Co Ltd.	3,075,170

		20,014,087

Materials — 2.2%
408,000	Kuraray Co. Ltd.	5,561,862

		55,206,022

Mexico — 2.1%
Consumer Staples — 0.7%
28,000	Fomento Economico Mexicano, S.A.B. de C.V. ADR	1,814,960

Telecommunication Services — 1.4%
167,000	America Movil SA de CV., Series L ADR	3,687,360

		5,502,320

Netherlands — 1.3%
Energy — 1.3%
112,595	Royal Dutch Shell PLC, Class A	3,491,753

Republic of South Korea — 0.4%
Materials — 0.4%
13,000	POSCO ADR	988,130

Singapore — 4.7%
Financials — 1.6%
472,000	DBS Group Holdings Ltd.	4,231,040
118,400	K-Green Trust	80,572

		4,311,612

Industrials — 1.6%
717,877	Keppel Corp Ltd.	4,204,685

Telecommunication Services — 1.5%
1,575,930	Singapore Telecommunications Ltd.	3,804,642

		12,320,939

Spain — 2.4%
Financials — 2.4%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	4,220,007
252,000	Banco Santander SA ADR	2,026,080

		6,246,087

Sweden — 3.9%
Consumer Discretionary — 1.7%

Shares		Value
142,000	Hennes & Mauritz AB	4,240,496

Consumer Staples — 0.9%
195,000	Svenska Cellulosa AB (SCA)	2,370,219

Industrials — 1.3%
349,000	Volvo AB	3,411,116

		10,021,831

Switzerland — 7.9%
Consumer Staples — 1.8%
86,000	Nestle SA	4,727,448

Financials — 1.9%
80,300	ACE Ltd.	4,866,180

Health Care — 2.4%
111,400	Novartis AG	6,217,187

Materials — 1.8%
91,100	Syngenta AG ADR	4,725,357

		20,536,172

Taiwan — 1.9%
Information Technology — 1.9%
437,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,004,671

United Kingdom — 17.0%
Consumer Discretionary — 2.5%
364,000	Pearson PLC	6,406,139

Consumer Staples — 2.3%
1,018,284	Tesco PLC	5,955,695

Energy — 1.9%
259,000	BG Group PLC	4,931,358

Financials — 3.0%
1,450,000	Barclays PLC	3,559,040
216,337	Standard Chartered PLC	4,317,430

		7,876,470

Health Care — 1.6%
103,850	GlaxoSmithKline PLC ADR	4,287,966

Industrials — 1.9%
544,000	Rolls-Royce Holdings PLC *	4,987,225

Telecommunication Services — 2.0%
2,006,000	Vodafone Group PLC	5,179,599

Utilities — 1.8%
231,100	Scottish & Southern Energy PLC	4,621,171

		44,245,623

United States — 1.2%
Energy — 1.2%
51,352	Schlumberger Ltd.	3,067,255

Total Common Stocks (Cost $241,875,374)		235,474,706

Exchange-Traded Funds — 2.9%
212,000	iShares MSCI Malaysia Index Fund	2,588,520
66,900	iShares MSCI South Korea Index Fund	3,115,533
157,691	iShares MSCI Taiwan Index Fund	1,862,331

Total Exchange-Traded Funds (Cost $6,863,660)		7,566,384

Closed-End Fund — 1.1%
166,000	Morgan Stanley India Investment Fund, Inc. *	2,787,140

Total Closed-End Fund (Cost $2,942,644)		2,787,140

Cash Equivalents — 4.7%
12,205,532	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	12,205,532

Total Cash Equivalents (Cost $12,205,532)		12,205,532

Total Investments (Cost $263,887,210) — 99.5%		258,033,762

Other Assets in Excess of Liabilities — 0.5%		1,342,102

Net Assets — 100.0%		$259,375,864

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington Macro 100 Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 94.1%
Consumer Discretionary — 9.9%
27,570	Comcast Corp., Class A	$576,213
25,000	D.R. Horton, Inc.	226,000
24,100	International Game Technology	350,173
15,700	Marriott International, Inc., Class A	427,668
12,900	Mattel, Inc.	333,981
6,575	McDonald’s Corp.	577,416
9,310	Starbucks Corp.	347,170
7,000	Target Corp.	343,280
5,600	The TJX Cos., Inc.	310,632
11,000	The Walt Disney Co.	331,760
4,000	V.F. Corp.	486,080
10,500	Viacom, Inc., Class A	406,770

		4,717,143

Consumer Staples — 11.9%
10,000	Church & Dwight Co., Inc.	442,000
7,500	Colgate-Palmolive Co.	665,100
18,500	ConAgra Foods, Inc.	448,070
9,700	Kraft Foods, Inc., Class A	325,726
9,800	PepsiCo, Inc.	606,620
9,500	Procter & Gamble Co.	600,210
22,000	Sysco Corp.	569,800
5,900	The Clorox Co.	391,347
10,000	The Hershey Co.	592,400
13,000	Walgreen Co.	427,570
12,000	Wal-Mart Stores, Inc.	622,800

		5,691,643

Energy — 11.9%
3,300	Apache Corp.	264,792
22,000	Arch Coal, Inc.	320,760
6,269	Baker Hughes, Inc.	289,377
26,300	Chesapeake Energy Corp.	671,965
16,000	Exxon Mobil Corp.	1,162,080
12,000	FMC Technologies, Inc. *	451,200
10,000	Halliburton Co.	305,200
8,500	Marathon Oil Corp.	183,430
19,000	Marathon Petroleum Corp.	514,140
6,550	Occidental Petroleum Corp.	468,325
10,700	Rowan Cos., Inc. *	323,033
8,000	Schlumberger Ltd.	477,840
15,000	Valero Energy Corp.	266,700

		5,698,842

Financials — 11.4%
13,000	Aflac, Inc.	454,350
12,000	American Express Co.	538,800
8,000	Berkshire Hathaway, Inc. *	568,320
30,000	Discover Financial Services	688,200
19,200	JPMorgan Chase & Co.	578,304
12,000	PNC Financial Services Group, Inc.	578,280
9,000	Prudential Financial, Inc.	421,740
11,500	State Street Corp.	369,840
9,000	Torchmark Corp.	313,740
27,700	U.S. Bancorp	652,058
12,000	Wells Fargo & Co.	289,440

		5,453,072

Health Care — 11.5%
9,000	Amgen, Inc.	494,550
10,400	Baxter International, Inc.	583,856
10,000	Becton, Dickinson & Co.	733,200
12,000	Eli Lilly & Co.	443,640
9,200	Johnson & Johnson	586,132
8,600	McKesson Corp.	625,220
10,000	Medtronic, Inc.	332,400
25,000	Mylan Laboratories, Inc. *	425,000
17,000	Patterson Cos., Inc.	486,710
31,450	Pfizer, Inc.	556,036
57,000	Tenet Healthcare Corp. *	235,410

		5,502,154

Industrials — 9.1%
3,000	Caterpillar, Inc.	221,520
3,000	Cummins, Inc.	244,980
8,900	Deere & Co.	574,673
14,100	General Electric Co.	214,884
7,500	Honeywell International, Inc.	329,325
4,800	Illinois Tool Works, Inc.	199,680
3,800	Pall Corp.	161,120
3,000	Parker Hannifin Corp.	189,390
8,000	Stericycle, Inc. *	645,760
6,000	Union Pacific Corp.	490,020
5,500	United Parcel Service, Inc., Class B	347,325
5,000	United Technologies Corp.	351,800
2,600	W.W. Grainger, Inc.	388,804

		4,359,281

Information Technology — 19.0%
3,250	Apple, Inc. *	1,238,835
13,000	Autodesk, Inc. *	361,140
9,900	BMC Software, Inc. *	381,744
30,000	Cisco Systems, Inc.	464,700
8,000	Cognizant Technology Solutions Corp., Class A *	501,600
32,000	Dell, Inc. *	452,800
25,000	EMC Corp. *	524,750
6,175	Fiserv, Inc. *	313,505
2,000	Google, Inc., Class A *	1,028,760
22,000	Intel Corp.	469,260
6,200	International Business Machines Corp.	1,085,186
8,800	Intuit, Inc.	417,472
35,000	Jabil Circuit, Inc.	622,650
21,250	Microsoft Corp.	528,913
16,500	Oracle Corp.	474,210
7,000	VeriSign, Inc. *	200,270

		9,065,795

Materials — 3.8%
24,000	Ball Corp.	744,480
15,900	Freeport-McMoRan Copper & Gold, Inc., Class B	484,155
4,000	Newmont Mining Corp.	251,600
16,000	The Dow Chemical Co.	359,360

		1,839,595

Telecommunication Services — 2.5%
15,000	AT&T, Inc.	427,800
7,000	CenturyLink, Inc.	231,840
14,550	Verizon Communications, Inc.	535,440

Shares		Value
		1,195,080

Utilities — 3.1%
3,800	Consolidated Edison, Inc.	216,676
4,300	Dominion Resources, Inc., Class A	218,311
8,000	Exelon Corp.	340,880
6,000	Pinnacle West Capital Corp.	257,640
3,600	Progress Energy, Inc.	186,192
5,000	Sempra Energy	257,500

		1,477,199

Total Common Stocks (Cost $43,524,851)		44,999,804

Cash Equivalents — 6.0%
2,846,757	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	2,846,757

Total Cash Equivalents (Cost $2,846,757)		2,846,757

Total Investments (Cost $46,371,608) — 100.1%		47,846,561

Liabilities in Excess of Other Assets — (0.1)%		(43,664)

Net Assets — 100.0%		$ 47,802,897

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington Mid Corp America Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 96.6%
Consumer Discretionary — 10.9%
7,120	Advance Auto Parts, Inc.	$413,672
25,340	Bob Evans Farms, Inc.	722,697
22,400	BorgWarner, Inc. *	1,355,872
15,980	Coinstar, Inc. *	639,200
20,670	Guess?, Inc.	588,888
20,800	Kohl’s Corp.	1,021,280
19,500	Mohawk Industries, Inc. *	836,745
40,000	Nordstrom, Inc.	1,827,200
24,650	PetSmart, Inc.	1,051,322
6,710	Ralph Lauren Corp.	870,287
15,540	Ross Stores, Inc.	1,222,843
37,200	Royal Caribbean Cruises Ltd.	805,008
15,760	V.F. Corp.	1,915,155
4,100	Whirlpool Corp.	204,631
8,000	Wolverine World Wide, Inc.	266,000

		13,740,800

Consumer Staples — 6.2%
64,000	Church & Dwight Co., Inc.	2,828,800
25,950	Constellation Brands, Inc. Class A *	467,100
31,670	Corn Products International, Inc.	1,242,731
28,900	Dr. Pepper Snapple Group, Inc.	1,120,742
35,490	Ruddick Corp.	1,383,755
20,220	The Fresh Market, Inc. *	771,595

		7,814,723

Energy — 8.1%
53,070	Chesapeake Energy Corp.	1,355,938
18,620	CMS Energy Corp.	368,490
45,780	CVR Energy, Inc. *	967,789
20,650	Forest Oil Corp. *	297,360
20,320	Helmerich & Payne, Inc.	824,992
16,710	Murphy Oil Corp.	737,914
31,200	Noble Energy, Inc.	2,208,960
16,600	Oceaneering International, Inc.	586,644
44,940	RPC, Inc.	733,421
43,500	Seadrill Ltd.	1,197,555
11,250	Unit Corp. *	415,350
36,600	Weatherford International Ltd. *	446,886

		10,141,299

Financials — 8.5%
10,000	Allied World Assurance Co. Holdings AG	537,100
28,100	Cincinnati Financial Corp.	739,873
26,900	City National Corp.	1,015,744
4,310	Everest Re Group Ltd.	342,128
34,430	First American Financial Corp.	440,704
59,900	First Niagara Financial Group, Inc.	548,085
21,800	Invesco Ltd.	338,118
9,800	Jones Lang LaSalle, Inc.	507,738
20,000	Legg Mason, Inc.	514,200
45,400	Principal Financial Group	1,029,218
21,800	Prosperity Bancshares, Inc.	712,424
22,240	T. Rowe Price Group, Inc.	1,062,405
45,885	Torchmark Corp.	1,599,551
27,390	Trustmark Corp.	497,129
16,070	Unum Group	336,827
20,900	Waddell & Reed Financial, Inc.	522,709

		10,743,953

Health Care — 11.9%
37,470	AmerisourceBergen Corp.	1,396,507
12,430	Biogen Idec, Inc. *	1,157,854
18,775	Coventry Health Care, Inc. *	540,908
49,600	Life Technologies Corp. *	1,906,128
44,700	Lincare Holdings, Inc.	1,005,750
33,300	Owens & Minor, Inc.	948,384
16,000	Quest Diagnostics, Inc.	789,760
32,490	St. Jude Medical, Inc.	1,175,813
68,156	Thermo Fisher Scientific, Inc. *	3,451,420
38,830	Watson Pharmaceutical, Inc. *	2,650,147

		15,022,671

Industrials — 14.5%
35,300	AECOM Technology Corp. *	623,751
10,200	Alliant Techsystems, Inc.	556,002
30,200	CNH Global NV NYS *	792,448
47,200	Cooper Industries PLC	2,176,864
14,400	Cummins, Inc.	1,175,904
16,000	Elbit Systems Ltd.	635,200
22,900	EMCOR Group, Inc.	465,557
3,320	Flowserve Corp.	245,680
28,700	General Cable Corp. *	670,145
28,300	Jacobs Engineering Group, Inc. *	913,807
53,400	John Bean Technologies Corp.	761,484
54,000	Kennametal, Inc.	1,767,960
19,890	L-3 Communications Holdings, Inc.	1,232,583
35,500	Pall Corp.	1,505,200
23,400	Parker Hannifin Corp.	1,477,242
3,000	Rockwell International Corp.	168,000
34,280	Rollins, Inc.	641,379
21,000	Ryder System, Inc.	787,710
30,500	Thomas & Betts Corp. *	1,217,255
10,000	UniFirst Corp.	452,900

		18,267,071

Information Technology — 18.7%
11,000	Amdocs Ltd. *	298,320
111,660	Amkor Technology, Inc. *	486,838
62,300	Autodesk, Inc. *	1,730,694
22,135	Benchmark Electronics, Inc. *	287,976
19,170	BMC Software, Inc. *	739,195
24,200	Broadcom Corp., Class A *	805,618
40,580	Citrix Systems, Inc. *	2,212,827
53,400	CTS Corp.	434,142
8,000	Cymer, Inc. *	297,440
32,866	Fidelity National Information Services, Inc.	799,301
14,100	Fiserv, Inc. *	715,857
41,510	FLIR Systems, Inc.	1,039,825
40,000	Forrester Research, Inc. *	1,300,400
33,000	Harris Corp.	1,127,610
5,810	InterDigital, Inc. *	270,630
27,560	j2 Global Communications, Inc.	741,364
29,000	JDA Software Group, Inc. *	679,760
25,700	Molex, Inc.	523,509
15,300	Multi-Fineline Electronix, Inc. *	305,082
30,800	NCR Corp. *	520,212
49,600	NVIDIA Corp. *	620,000
112,100	ON Semiconductor Corp. *	803,757

Shares		Value
25,800	Progress Software Corp. *	452,790
17,360	SanDisk Corp. *	700,476
31,600	Synopsys, Inc. *	769,776
20,600	Syntel, Inc.	889,714
50,280	Teradata Corp. *	2,691,488
17,100	Veeco Instruments, Inc. *	417,240
110,300	Vishay Intertechnology, Inc. *	922,108

		23,583,949

Materials — 6.5%
16,800	Albemarle Corp.	678,720
7,152	Allegheny Technologies, Inc.	264,552
18,100	AptarGroup, Inc.	808,527
12,000	Ball Corp.	372,240
18,170	Cia de Minas Buenaventura SA	685,736
29,300	Cytec Industries, Inc.	1,029,602
27,000	FMC Corp.	1,867,320
14,000	Innophos Holdings, Inc.	558,180
12,280	PPG Industries, Inc.	867,705
6,000	Schnitzer Steel Industries, Inc.	220,800
9,500	Silver Wheaton Corp.	279,775
20,000	Sonoco Products Co.	564,600

		8,197,757

Real Estate Investment Trusts — 6.8%
14,450	Alexandria Real Estate Equities, Inc.	887,086
17,500	Entertainment Properties Trust	682,150
9,300	Federal Realty Investment Trust	766,413
22,470	Highwoods Properties, Inc.	635,002
12,200	Home Properties, Inc.	692,472
28,334	Host Hotels & Resorts, Inc.	309,974
12,210	Liberty Property Trust	355,433
21,510	Mack-Cali Realty Corp.	575,393
13,360	Mid-America Apartment Communities, Inc.	804,539
16,690	PS Business Parks, Inc.	826,823
22,800	Rayonier, Inc.	838,812
18,260	Sovran Self Storage, Inc.	678,724
9,700	Ventas, Inc.	479,180

		8,532,001

Telecommunication Services — 0.5%
28,150	MetroPCS Communications, Inc. *	245,187
9,000	TELUS Corp.	416,160

		661,347

Utilities — 4.0%
6,980	DTE Energy Co.	342,160
60,750	MDU Resources Group, Inc.	1,165,792
13,950	National Fuel Gas Co.	679,086
14,250	New Jersey Resources Corp.	606,623
33,700	Portland General Electric Co.	798,353
63,000	Questar Corp.	1,115,730
12,640	Xcel Energy, Inc.	312,082

		5,019,826

Total Common Stocks (Cost $88,645,661)		121,725,397

Cash Equivalents — 3.4%
4,271,099	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	4,271,099

Total Cash Equivalents (Cost $4,271,099)		4,271,099

Total Investments (Cost $92,916,760) — 100.0%		125,996,496

Other Assets in Excess of Liabilities — 0.0%		28,195

Net Assets — 100.0%		$126,024,691

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

NYS – New York Shares.

PLC – Public Liability Co.

Huntington New Economy Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Contracts or Shares		Value
Common Stocks — 89.4%
Consumer Discretionary — 11.5%
16,000	Dick’s Sporting Goods, Inc. *	$535,360
13,500	Dollar Tree, Inc. *	1,013,985
6,000	Fossil, Inc. *	486,360
6,800	Tractor Supply Co.	425,340
13,100	Tupperware Brands Corp.	703,994

		3,165,039

Consumer Staples — 8.9%
6,300	Diamond Foods, Inc.	502,677
10,600	Green Mountain Coffee Roasters, Inc. *	985,164
11,100	Hansen Natural Corp. *	968,919

		2,456,760

Energy — 9.5%
8,500	Baker Hughes, Inc.	392,360
4,600	Carbo Ceramics, Inc.	471,638
21,400	Complete Production Services, Inc. *	403,390
20,700	Golar LNG Ltd.	657,846
25,978	HollyFrontier Corp.	681,144

		2,606,378

Financials — 4.9%
31,600	Montpelier Re Holdings Ltd.	558,688
26,000	MSCI, Inc., Class A *	788,580

		1,347,268

Health Care — 15.5%
13,100	Athenahealth, Inc. *	780,105
9,900	Catalyst Health Solutions, Inc. *	571,131
14,900	Cepheid, Inc. *	578,567
12,200	Cerner Corp. *	835,944
8,400	Computer Programs & Systems, Inc.	555,660
29,900	Mylan Laboratories, Inc. *	508,300
14,000	Onyx Pharmaceuticals, Inc. *	420,140

		4,249,847

Industrials — 8.1%
24,800	Corrections Corp. of America *	562,712
19,400	Robbins & Myers, Inc.	673,374
34,100	Westport Innovations, Inc. *	986,513

		2,222,599

Information Technology — 23.0%
10,600	Alliance Data Systems Corp. *	982,620
9,500	BMC Software, Inc. *	366,320
28,800	Cognex Corp.	780,768
7,600	F5 Networks, Inc. *	539,980
17,900	NetApp, Inc. *	607,526
38,900	NVIDIA Corp. *	486,250
27,300	Riverbed Technology, Inc. *	544,908
5,900	Salesforce.com, Inc. *	674,252
7,100	Sina Corp./China *	508,431
45,200	Skyworks Solutions, Inc. *	810,888

		6,301,943

Materials — 3.4%
40,500	American Vanguard Corp.	451,980
3,800	CF Industries Holdings, Inc.	468,882
		920,862

Real Estate Investment Trusts — 2.2%
12,000	Ventas, Inc.	592,800

Utilities — 2.4%
10,300	Alliant Energy Corp.	398,404
5,500	National Fuel Gas Co.	267,740

		666,144

Total Common Stocks (Cost $26,704,772)		24,529,640

Options Purchased — 8.2%
1,000	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $40, Expiring November 2011	1,290,000
1,000	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $45, Expiring October 2011	975,000

Total Options Purchased (Cost $1,434,845)		2,265,000

Cash Equivalents — 2.4%
661,763	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	661,763

Total Cash Equivalents (Cost $661,763)		661,763

Total Investments (Cost $28,801,380) — 100.0%		27,456,403

Liabilities in Excess of Other Assets — (0.0)%		(9,538)

Net Assets — 100.0%		$ 27,446,865

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington Real Strategies Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares, Principal Amount or Contracts		Value
Common Stocks — 78.1%
Consumer Staples — 5.4%
32,980	Bunge Ltd.	$1,922,404
187,650	Dean Foods Co. *	1,664,456
72,190	Smithfield Foods, Inc. *	1,407,705

		4,994,565

Energy — 25.3%
61,900	Cameco Corp.	1,134,008
43,700	Canadian Natural Resources Ltd.	1,279,099
70,700	Canadian Oil Sands Ltd.	1,363,803
60,600	Chesapeake Energy Corp.	1,548,330
87,500	El Paso Corp.	1,529,500
42,600	Enterprise Products Partners LP	1,710,390
52,800	Hugoton Royalty Trust	1,122,000
43,500	Linn Energy LLC	1,551,210
24,400	National Oilwell Varco, Inc.	1,249,768
61,000	Natural Resource Partners LP	1,546,960
47,300	Petroleo Brasileiro SA ADR	1,061,885
41,100	Sasol Ltd. ADR	1,668,660
13,900	Schlumberger Ltd.	830,247
64,900	Spectra Energy Corp.	1,591,997
40,646	StatoilHydro ASA ADR	875,921
558,200	Uranium Energy Corp. *	1,529,468
89,000	Valero Energy Corp.	1,582,420

		23,175,666

Industrials — 13.7%
45,100	AGCO Corp. *	1,559,107
49,500	Chicago Bridge & Iron Co. NV	1,417,185
47,600	Deere & Co.	3,073,532
2,500	Fluor Corp.	116,375
73,080	Harsco Corp.	1,417,021
28,200	Lindsay Corp.	1,517,160
97,900	Manitowoc Co., Inc.	656,909
36,200	Robbins & Myers, Inc.	1,256,502
19,400	Valmont Industries, Inc.	1,512,036

		12,525,827

Materials — 24.8%
20,970	Agrium, Inc.	1,397,860
27,900	Allegheny Technologies, Inc.	1,032,021
46,700	Barrick Gold Corp.	2,178,555
14,800	BHP Billiton Ltd. ADR	983,312
64,910	Cia de Minas Buenaventura SA ADR	2,449,704
98,000	Olin Corp.	1,764,980
79,470	Pan American Silver Corp.	2,127,412
33,360	Potash Corporation of Saskatchewan, Inc.	1,441,819
13,800	Praxair, Inc.	1,290,024
33,450	Rio Tinto PLC ADR	1,474,476
33,400	Sociedad Quimica y Minera de Chile SA ADR	1,596,854
96,390	Southern Copper Corp.	2,408,786
57,200	Vale SA ADR	1,304,160
32,000	Yara International ASA ADR	1,238,400

		22,688,363

Real Estate Investment Trusts — 8.9%
13,381	AvalonBay Communities, Inc.	1,526,103
126,800	Duke Realty Corp.	1,331,400
38	Grocery & Pharmacy DST (a) (b)	894,472
38	New York Power DST (a) (b)	792,531
59,820	Rayonier, Inc.	2,200,778
18,806	Vornado Realty Trust	1,403,304

		8,148,588

Total Common Stocks (Cost $80,797,279)		71,533,009

Corporate Bonds — 1.0%
Financials — 1.0%
$ 750,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (c)	929,025

Total Corporate Bonds (Cost $750,000)		929,025

Exchange-Traded Funds — 9.1%
84,200	Market Vectors Junior Gold Miners Fund	2,370,230
12,100	Oil Services HOLDRs Trust	1,247,631
54,500	PowerShares DB Agriculture Fund *	1,615,925
140,000	PowerShares DB US Dollar Index Bullish Fund *	3,123,400

Total Exchange-Traded Funds (Cost $10,007,692)		8,357,186

Closed-End Fund — 3.3%
145,891	Central Fund of Canada Ltd., Class A	3,018,485

Total Closed-End Fund (Cost $2,159,636)		3,018,485

Options Purchased — 0.8%
450	iPath S&P 500 VIX Mid-Term Futures ETN, Call @ $65, Expiring January 2012	580,500
450	iPath S&P 500 VIX Mid-Term Futures ETN, Put @ $55, Expiring January 2012	55,125
175	Market Vectors Gold Miners ETF, Call @ $55, Expiring January 2012	99,925

Total Options Purchased (Cost $744,859)		735,550

Cash Equivalents — 7.6%
6,952,141	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	6,952,141

Total Cash Equivalents (Cost $6,952,141)		6,952,141

Total Investments (Cost $101,411,607) — 99.9%		91,525,396

Other Assets in Excess of Liabilities — 0.1%		59,207

Net Assets — 100.0%		$91,584,603

(a)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(b)	Illiquid security.
(c)	Zero coupon capital appreciation bond.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR	— American Depositary Receipt
DST	— Delaware Statutory Trust
ETF	— Exchange-Traded Fund
ETN	— Exchange-Traded Note
LP	— Limited Partnership

PLC — Public Liability Co.

Huntington Rotating Markets Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 94.5%
Consumer Discretionary — 9.8%
22,161	Home Depot, Inc.	$728,432
22,875	McDonald’s Corp.	2,008,882
23,250	The Walt Disney Co.	701,220

		3,438,534

Consumer Staples — 14.1%
22,926	Kraft Foods, Inc.	769,855
22,843	Procter & Gamble Co.	1,443,221
23,076	The Coca-Cola Co.	1,559,014
22,953	Wal-Mart Stores, Inc.	1,191,261

		4,963,351

Energy — 10.8%
23,024	Chevron Corp.	2,130,180
23,140	Exxon Mobil Corp.	1,680,658

		3,810,838

Financials — 8.5%
23,145	American Express Co.	1,039,210
22,947	Bank of America Corp.	140,436
23,022	JPMorgan Chase & Co.	693,423
23,017	The Travelers Cos., Inc.	1,121,618

		2,994,687

Health Care — 7.4%
22,844	Johnson & Johnson	1,455,391
22,883	Merck & Co., Inc.	748,503
23,096	Pfizer, Inc.	408,337

		2,612,231

Industrials — 19.2%
22,997	3M Co.	1,650,955
23,250	Caterpillar, Inc.	1,716,780
23,149	General Electric Co.	352,791
23,118	The Boeing Co.	1,398,870
23,188	United Technologies Corp.	1,631,508

		6,750,904

Information Technology — 17.1%
23,414	Cisco Systems, Inc.	362,683
23,357	Hewlett-Packard Co.	524,365
22,881	Intel Corp.	488,052
23,148	International Business Machines Corp.	4,051,594
22,792	Microsoft Corp.	567,293

		5,993,987

Materials — 3.3%
23,235	Alcoa, Inc.	222,359
23,100	Du Pont (E.I.) de Nemours & Co.	923,307

		1,145,666

Telecommunication Services — 4.3%
22,800	AT&T, Inc.	650,256
22,897	Verizon Communications, Inc.	842,610

		1,492,866

Total Common Stocks (Cost $30,603,205)		33,203,064

Exchange-Traded Funds — 2.2%
7,200	SPDR Dow Jones Industrial Average ETF Trust	784,296

Total Exchange-Traded Funds (Cost $798,666)		784,296

Cash Equivalents — 5.5%
1,951,865	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,951,865

Total Cash Equivalents (Cost $1,951,865)		1,951,865

Total Investments (Cost $33,353,736) — 102.2%		35,939,225

Liabilities in Excess of Other Assets — (2.2)%		(789,204)

Net Assets — 100.0%		$35,150,021

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

ETF - Exchange-Traded Fund

Huntington Situs Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 94.6%
Bermuda — 1.7%
Financials — 1.7%
90,000	Arch Capital Group Ltd. *	$2,940,750

Brazil — 0.7%
Consumer Discretionary — 0.7%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,175,796

Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. *	37,100

Chile — 0.7%
Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,147,440

China — 0.3%
Consumer Discretionary — 0.3%
17,500	Shanda Interactive Entertainment Ltd. ADR *	516,950

Denmark — 1.1%
Energy — 0.2%
18,900	Vestas Wind Systems A/S *	306,444

Health Care — 0.9%
10,500	Novozymes A/S , Class B	1,493,581

		1,800,025

Germany — 0.4%
Health Care — 0.4%
35,500	Stada Arzneimittel AG	748,518

Hong Kong — 0.5%
Consumer Discretionary — 0.5%
162,500	Television Broadcasts Ltd.	885,944

Japan — 1.8%
Consumer Discretionary — 0.6%
31,400	Honda Motor Co. Ltd. ADR	915,310

Consumer Staples — 0.4%
38,300	Shiseido Co. Ltd.	741,731

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	179,060
20	Japan Real Estate Investment Corp.	195,084

		374,144

Health Care — 0.6%
20,600	Terumo Corp.	1,071,364

		3,102,549

Mexico — 0.2%
Consumer Discretionary — 0.2%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR *	369,900

Singapore — 0.9%
Consumer Staples — 0.9%
74,000	Asia Pacific Breweries Ltd.	1,467,865

South Africa — 0.8%
Materials — 0.8%
110,032	Harmony Gold Mining Co. Ltd. ADR	1,290,675

Sweden — 0.2%
Consumer Discretionary — 0.2%
116,800	Haldex AB	434,976

Switzerland — 0.9%
Consumer Discretionary — 0.9%
50,000	Garmin Ltd.	1,588,500

United Kingdom — 0.8%
Consumer Staples — 0.5%
16,000	Reckitt Benckiser Group PLC	808,811

Industrials — 0.3%
116,800	Concentric AB *	499,980

		1,308,791

United States — 83.6%
Consumer Discretionary — 9.6%
200,000	Cabela’s, Inc., Class A *	4,098,000
13,500	Columbia Sportswear Co.	626,400
7,050	Fossil, Inc. *	571,473
50,000	Jakks Pacific, Inc.	947,500
40,000	Papa John’s International, Inc. *	1,216,000
20,000	Ralph Lauren Corp.	2,594,000
23,850	Rent-A-Center, Inc.	654,682
310,000	Sonic Corp. *	2,191,700
50,000	Sturm Ruger & Co., Inc.	1,299,000
97,000	Urban Outfitters, Inc. *	2,165,040

		16,363,795

Consumer Staples — 2.0%
22,000	Darling International, Inc. *	276,980
80,000	Fresh Del Monte Produce, Inc.	1,856,000
25,000	Sanderson Farms, Inc.	1,187,500

		3,320,480

Energy — 10.8%
28,000	Alliance Resource Partners LP	1,835,680
30,000	Amyris, Inc. *	607,200
13,000	Atwood Oceanics, Inc. *	446,680
30,000	Carbo Ceramics, Inc.	3,075,900
120,000	Denbury Resources, Inc. *	1,380,000
13,000	Dril-Quip, Inc. *	700,830
10,000	Georesources, Inc. *	177,900
43,000	Lufkin Industries, Inc.	2,288,030
60,000	Newfield Exploration Co. *	2,381,400
30,000	Oceaneering International, Inc.	1,060,200
56,000	OYO Geospace Corp. *	3,152,240
15,000	SM Energy Co.	909,750
18,000	Swift Energy Co. *	438,120

		18,453,930

Financials — 7.1%
62,300	Cullen/Frost Bankers, Inc.	2,857,078
90,000	Equity One, Inc.	1,427,400
30,000	Ezcorp, Inc., Class A *	856,200
110,000	International Bancshares Corp.	1,446,500
130,000	Raymond James Financial, Inc.	3,374,800
70,383	SCBT Financial Corp.	1,737,052
13,800	WSFS Financial Corp.	435,666

		12,134,696

Health Care — 12.9%
150,000	Albany Molecular Research *	423,000
20,000	Amsurg Corp. *	450,000

Shares		Value
15,000	Bio-Rad Laboratories, Inc., Class A *	1,361,550
80,000	Cerner Corp. *	5,481,600
20,000	Codexis, Inc. *	91,400
60,000	Edwards LifeSciences Corp. *	4,276,800
10,000	Healthways, Inc. *	98,300
40,000	Kindred Healthcare, Inc. *	344,800
100,000	Lincare Holdings, Inc.	2,250,000
70,000	Myriad Genetics, Inc. *	1,311,800
75,000	Osiris Therapeutics, Inc. *	384,000
21,000	PSS World Medical, Inc. *	413,490
75,000	Watson Pharmaceutical, Inc. *	5,118,750

		22,005,490

Industrials — 16.0%
50,000	BE Aerospace, Inc. *	1,655,500
100,000	EnPro Industries, Inc. *	2,968,000
50,000	Flowserve Corp.	3,700,000
100,000	Harsco Corp.	1,939,000
225,000	Jabil Circuit, Inc.	4,002,750
10,000	Mine Safety Appliances Co.	269,600
120,000	Quanta Services, Inc. *	2,254,800
40,000	Ryder System, Inc.	1,500,400
140,000	Southwest Airlines Co.	1,125,600
50,000	Taser International, Inc. *	215,500
170,000	Trinity Industries, Inc.	3,639,700
50,000	Universal Forest Products, Inc.	1,202,500
100,000	Watts Water Technologies, Inc., Class A	2,665,000
3,750	Werner Enterprises, Inc.	78,113

		27,216,463

Information Technology — 12.6%
52,900	ACI Worldwide, Inc. *	1,456,866
30,000	American Superconductor Corp. *	117,900
75,000	Anixter International, Inc. *	3,558,000
25,000	Cardtronics, Inc. *	573,000
80,000	Diodes, Inc. *	1,433,600
50,000	Exlservice Holdings, Inc. *	1,100,000
80,600	Methode Electronics, Inc.	598,858
95,000	Red Hat, Inc. *	4,014,700
40,000	Scansource, Inc. *	1,182,400
200,000	Sigma Designs, Inc. *	1,568,000
80,900	Standard Microsystems Corp. *	1,569,460
110,000	Trimble Navigation Ltd. *	3,690,500
20,000	TriQuint Semiconductor, Inc. *	100,400
20,000	Tyler Technologies, Inc. *	505,600

		21,469,284

Materials — 8.7%
5,000	Albemarle Corp.	202,000
40,000	Buckeye Technologies, Inc.	964,400
50,400	Eagle Materials, Inc.	839,160
10,100	Eastman Chemical Co.	692,153
95,000	Owens-Illinois, Inc. *	1,436,400
80,000	Quaker Chemical Corp.	2,073,600
40,000	RTI International Metals, Inc. *	932,800
30,000	Scotts Miracle-Gro Co., Class A	1,338,000
5,000	Sensient Technologies Corp.	162,750
15,000	Terra Nitrogen Co. LP	2,166,600
65,000	Texas Industries, Inc.	2,063,100
50,000	United States Lime & Minerals, Inc. *	1,995,000

		14,865,963

Real Estate Investment Trusts — 1.5%
31,500	Camden Property Trust	1,740,690
40,000	Weingarten Realty Investors	846,800

		2,587,490

Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	319,800

Utilities — 2.2%
15,000	AGL Resources, Inc.	611,100
39,900	Hawaiian Electric Industries, Inc.	968,772
13,100	Northwest Natural Gas Co.	577,710
60,000	Portland General Electric Co.	1,421,400
5,500	UGI Corp.	144,485

		3,723,467

		142,460,858

Total Common Stocks(Cost $142,445,540)		161,276,637

Exchange-Traded Funds — 1.7%
25,000	iShares FTSE China 25 Index Fund ETF	770,750
54,555	SPDR S&P Emerging Markets SmallCap ETF	2,117,825

Total Exchange-Traded Funds(Cost $3,699,680)		2,888,575

Closed-End Fund — 0.4%
30,000	Central Fund of Canada Ltd., Class A	620,700

Total Closed-End Fund(Cost $419,116)		620,700

Cash Equivalents — 5.5%
9,347,575	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	9,347,575

Total Cash Equivalents(Cost $9,347,575)		9,347,575

Total Investments (Cost $155,911,911) — 102.2%		174,133,487

Liabilities in Excess of Other Assets — (2.2)%		(3,764,060)

Net Assets — 100.0%		$170,369,427

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership

PLC — Public Liability Co.

Huntington Technical Opportunities Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 67.4%
Consumer Discretionary — 11.9%
1,000	Amazon.com, Inc. *	$216,230
665	Chipotle Mexican Grill, Inc. *	201,462
6,500	Focus Media Holding Ltd. ADR *	109,135
375	priceline.com, Inc. *	168,547
2,580	Ross Stores, Inc.	203,020
1,700	Wynn Resorts Ltd.	195,636

		1,094,030

Consumer Staples — 14.4%
6,800	BIM Birlesik Magazalar AS	188,442
13,000	BRF - Brasil Foods SA ADR	227,890
4,750	Casey’s General Stores, Inc.	207,337
8,570	Tate & Lyle PLC ADR	331,659
6,800	Tiger Brands Ltd.	176,836
3,000	Whole Foods Market, Inc. *	195,930

		1,328,094

Energy — 5.2%
1,420	Anadarko Petroleum Corp.	89,531
1,050	Chevron Corp.	97,146
1,360	Exxon Mobil Corp.	98,777
810	PetroChina Co. Ltd. ADR	97,597
3,000	World Fuel Services Corp.	97,950

		481,001

Financials — 0.0%
295	Discovery Holdings Ltd.	1,446

Health Care — 10.7%
2,735	Catalyst Health Solutions, Inc. *	157,782
3,135	Gen-Probe, Inc. *	179,479
575	Intuitive Surgical, Inc. *	209,461
8,860	OdontoPrev SA	129,815
15,800	Trinity Biotech PLC ADR	144,728
3,720	Vertex Pharmaceuticals, Inc. *	165,689

		986,954

Industrials — 1.5%
2,000	Canadian National Railway Co.	133,160

Information Technology — 18.0%
4,020	Accenture PLC	211,774
355	Apple, Inc. *	135,319
915	Baidu, Inc. ADR *	97,823
3,250	Broadcom Corp., Class A *	108,192
5,150	Cardtronics, Inc. *	118,038
4,400	Ceva, Inc. *	106,964
7,250	Cirrus Logic, Inc. *	106,865
3,180	Gartner, Inc. *	110,887
1,000	International Business Machines Corp.	175,030
3,200	NICE Systems Ltd. ADR *	97,120
4,735	Oracle Corp.	136,084
2,750	QUALCOMM, Inc.	133,732
3,550	RightNow Technologies, Inc. *	117,327

		1,655,155

Materials — 3.9%
2,620	Carpenter Technology Corp.	117,612
415	Korea Zinc Co. Ltd. *	102,415
930	NewMarket Corp.	141,239

		361,266

Telecommunication Services — 1.8%
9,150	NTT DoCoMo, Inc. ADR	167,079

Total Common Stocks(Cost $6,473,667)		6,208,185

Exchange-Traded Funds — 9.4%
7,625	SPDR S&P 500 ETF Trust	862,921

Total Exchange-Traded Funds(Cost $893,918)		862,921

Cash Equivalents — 20.5%
1,882,128	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,882,128

Total Cash Equivalents (Cost $1,882,128)		1,882,128

Total Investments (Cost $9,249,713) — 97.3%		8,953,234

Other Assets in Excess of Liabilities — 2.7%		248,029

Net Assets — 100.0%		$9,201,263

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

Huntington Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Corporate Bonds — 65.4%
Consumer Discretionary — 3.7%
$2,000,000	Comcast Corp., Class A, 6.500%, 1/15/17	$2,349,034
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,297,756
1,500,000	The Walt Disney Co., Series B, MTN, 6.200%, 6/20/14	1,697,860
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,137,240

		10,481,890

Consumer Staples — 3.5%
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,135,588
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,118,566
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,262,448
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,578,942

		10,095,544

Energy — 4.4%
1,629,000	Enterprise Products Operating LP, Series G, 5.600%, 10/15/14	1,782,944
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,088,430
2,005,000	EQT Corp., 8.125%, 6/1/19	2,430,860
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,422,202
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	518,116
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,144,151
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,151,192

		12,537,895

Financials — 20.9%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,189,230
5,000,000	Bank of Nova Scotia, 1.450%, 7/26/13 (a) (b)	5,049,740
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,283,158
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,465,687
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,073,036
3,000,000	FIA Card Services NA, 7.125%, 11/15/12 (a) (b)	3,051,153
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,049,833
1,000,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	1,045,340
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,214,030
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,039,051
3,000,000	JPMorgan Chase & Co, 4.000%, 2/25/21 (c)	3,000,240
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,054,688
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,069,900
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,068,178
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,052,558
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	1,910,000
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,006,822
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,269,420
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,134,286
5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	5,304,815
3,000,000	Toronto-Dominion Bank/The, 2.200%, 7/29/15 (a) (b)	3,093,429
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,669,971

		60,094,565

Health Care — 6.8%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,389,522
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,535,210
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,036,737
2,000,000	Gilead Sciences Inc, 4.500%, 4/1/21	2,155,602
3,705,000	Laboratory Corp of America Holdings, 4.625%, 11/15/20	3,962,564
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,139,287
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,294,745
1,000,000	Wyeth, 5.500%, 3/15/13	1,068,724

		19,582,391

Industrials — 3.0%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,925,861
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/12	2,026,146
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,307,984
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,452,552

		8,712,543

Information Technology — 5.9%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,223,872
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,307,438
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,231,574
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,978,888
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,297,222

Principal Amount or Shares		Value
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,830,217

		16,869,211

Materials — 1.3%
3,300,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	3,631,921
Real Estate Investment Trusts — 3.4%
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,535,736
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,048,298
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,055,901
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	1,996,176
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,193,242

		9,829,353

Telecommunication Services — 2.3%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,312,520
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,243,046
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,157,298

		6,712,864

Transportation — 0.7%
1,368,000	CSX Transportation Inc, 9.750%, 6/15/20	1,962,209

Utilities — 9.5%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,045,097
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,096,992
2,950,000	Dominion Resources, Inc., Series D, 5.000%, 3/15/13	3,118,598
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,434,728
4,500,000	Duquesne Light Co., Series O, 6.700%, 4/15/12	4,627,278
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,180,163
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,920,019
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,443,419
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,310,929
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,038,127

		27,215,350

Total Corporate Bonds (Cost $178,220,017)		187,725,736

U.S. Government Agencies — 18.0%
Federal Agricultural Mortgage Corporation — 1.5%
4,000,000	3.250%, 6/25/14	4,265,920

Federal Farm Credit Bank — 0.8%
2,000,000	4.710%, 3/6/15	2,263,104

Federal Home Loan Bank — 8.4%
3,000,000	4.375%, 6/8/12	3,083,667
3,000,000	1.750%, 12/14/12	3,049,440
3,000,000	5.375%, 6/14/13	3,252,783
1,380,000	5.000%, 7/16/13 (d)	1,490,506
2,000,000	2.000%, 5/14/15 (d)	2,030,452
5,000,000	4.750%, 9/11/15	5,727,945
5,000,000	3.500%, 12/9/16	5,496,650

		24,131,443

Federal Home Loan Mortgage Corporation — 3.3%
4,000,000	6.480%, 12/5/11	4,043,288
5,000,000	5.000%, 1/30/14	5,518,125

		9,561,413

Federal National Mortgage Association — 4.0%
4,000,000	1.200%, 7/21/14	4,001,528
4,000,000	1.250%, 10/28/14	4,002,668
3,000,000	4.065%, 2/15/18	3,440,562

		11,444,758

Total U.S. Government Agencies (Cost $49,275,539)		51,666,638

U.S. Treasury Obligations — 13.1%
U.S. Treasury Bonds — 12.4%
1,500,000	9.125%, 5/15/18	2,247,657
2,000,000	8.750%, 8/15/20	3,158,594
4,000,000	7.125%, 2/15/23	6,033,752
4,000,000	7.625%, 2/15/25	6,442,500
4,000,000	6.750%, 8/15/26	6,136,876
4,000,000	5.250%, 11/15/28	5,451,876
4,000,000	6.125%, 8/15/29	5,995,000

		35,466,255

U.S. Treasury Notes — 0.7%
2,000,000	2.625%, 11/15/20	2,138,750

Total U.S. Treasury Obligations (Cost $29,011,330)		37,605,005

U.S. Government Mortgage Backed Agencies — 1.6%
Federal Home Loan Mortgage Corporation — 0.6%
748,971	Pool # J05518, 5.500%, 9/1/22	810,261
920,929	Pool # J08160, 5.000%, 12/1/22	991,815

		1,802,076

Federal National Mortgage Association — 0.1%
61,133	Pool # 599630, 6.500%, 8/1/16	67,153
149,791	Pool # 254486, 6.000%, 8/1/17	162,954

		230,107

Government National Mortgage Association — 0.9%
1,392,287	Pool # 683937, 6.000%, 2/15/23	1,520,076
877,613	Pool # 689593, 6.000%, 7/15/23	960,769
83,907	Pool # 345128, 6.500%, 1/15/24	95,642
26,818	Pool # 372962, 7.000%, 3/15/24	31,050
23,484	Pool # 373015, 8.000%, 6/15/24	27,644

		2,635,181

Total U.S. Government Mortgage Backed Agencies (Cost $4,373,221)		4,667,364

Preferred Stocks — 0.6%
Financials — 0.1%
10,000	Credit Suisse Guernsey, 7.900%	253,700

Real Estate Investment Trusts — 0.3%
10,000	Kimco Realty Corp., Series G, 7.750%	256,000
5,000	Public Storage, Inc., Series F, 6.450%	125,860
20,000	Vornado Realty LP, 7.875%	536,000

		917,860

Principal Amount or Shares		Value
Utilities — 0.2%
10,000	Dominion Resources, Inc., Series A, 8.375%	290,900
10,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	288,600

		575,500

Total Preferred Stocks (Cost $1,785,972)		1,751,060

Cash Equivalents — 0.7%
2,078,201	Huntington Money Market Fund, Interfund Shares, 0.010%, (e) (f)	2,078,201

Total Cash Equivalents (Cost $2,078,201)		2,078,201

Total Investments (Cost $264,744,280) — 99.4%		285,494,004

Other Assets in Excess of Liabilities — 0.6%		1,785,029

Net Assets — 100.0%		$287,279,033

(a)	Illiquid security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(d)	Step Coupon: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specific date. The rate shown is the rate in effect at September 30, 2011.
(e)	Investmen in affiliate.
(f)	Rate disclosed is the seven day yield as of September 30, 2011.

GMTN – Global Medium Term Note

LLC – Limited Liability Co

LP – Limited Partnership

MTN – Medium Term Note

PLC Public Liability Co.

Huntington Intermediate Government Income Fund

Portfolio of Investments (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
U.S. Government Agencies — 51.7%
Federal Farm Credit Bank — 19.2%
$ 3,000,00	2.125%, 6/18/12	$3,038,919
3,000,000	1.375%, 6/25/13	3,053,223
2,000,000	1.620%, 11/16/15	2,003,780
1,000,000	4.500%, 12/15/15	1,140,070
2,000,000	4.875%, 12/16/15	2,318,996
1,000,000	3.750%, 1/29/16	1,106,527
1,000,000	5.270%, 9/1/16	1,183,734
2,000,000	5.050%, 3/8/17	2,348,046
1,000,000	5.550%, 8/1/17	1,193,789
1,000,000	2.500%, 9/21/17	1,013,872
2,500,000	3.150%, 1/12/18	2,709,520
1,000,000	4.250%, 4/16/18	1,148,883
2,000,000	5.050%, 8/1/18	2,393,240
1,000,000	5.375%, 11/10/20	1,233,816

		25,886,415

Federal Home Loan Bank — 23.9%
1,000,000	3.750%, 6/14/13	1,055,749
3,000,000	5.375%, 6/14/13	3,252,783
1,000,000	4.375%, 9/13/13	1,076,433
830,000	4.750%, 12/12/14	932,704
1,000,000	4.375%, 2/13/15	1,110,238
2,500,000	2.875%, 6/12/15	2,679,467
2,000,000	4.750%, 9/11/15	2,291,178
2,000,000	1.900%, 12/29/15	2,068,076
1,000,000	4.875%, 3/11/16	1,160,921
2,000,000	3.125%, 12/8/17	2,187,184
1,500,000	4.250%, 3/9/18	1,725,569
3,000,000	4.125%, 12/13/19	3,429,429
1,000,000	4.125%, 3/13/20	1,131,127
2,000,000	3.000%, 3/18/20	2,091,578
3,500,000	3.375%, 6/12/20	3,750,691
2,000,000	3.625%, 6/11/21	2,159,074

		32,102,201

Federal National Mortgage Association — 8.6%
5,000,000	4.125%, 4/15/14	5,443,915
2,000,000	1.500%, 9/8/14	2,042,404
1,000,000	3.125%, 5/15/15	1,016,124
3,000,000	5.625%, 11/15/21	3,016,626

		11,519,069

Total U.S. Government Agencies (Cost $64,705,731)		69,507,685

U.S. Government Mortgage Backed Agencies — 23.0%
Federal Home Loan Mortgage Corporation — 3.7%
150,225	Pool # M81004, 5.000%, 1/1/13	154,232
143,246	Pool # E01184, 6.000%, 8/1/17	154,025
465,617	Pool # B10827, 4.500%, 11/1/18	497,593
881,351	Pool # J02717, 5.500%, 11/1/20	961,736
451,592	Pool # C90699, 5.000%, 8/1/23	492,240
496,479	Pool # C91167, 5.000%, 4/1/28	533,720
245,256	Pool # G08005, 5.500%, 8/1/34	267,076
357,304	Pool # 1G0865, 4.826%, 7/1/35 (a)	376,835
909,773	Pool # 972190, 5.146%, 11/1/35 (a)	971,340
519,852	Pool # G03609, 5.500%, 10/1/37	564,234

		4,973,031

Federal National Mortgage Association — 13.8%
108,487	Pool # 647408, 5.000%, 10/1/17	117,380
630,069	Pool # 357805, 5.000%, 6/1/20	678,960
677,968	Pool # 889799, 5.500%, 2/1/23	735,661
233,934	Pool # 254911, 5.000%, 10/1/23	255,642
569,140	Pool # 255360, 5.000%, 8/1/24	620,528
549,091	Pool # 255767, 5.500%, 6/1/25	598,973
773,464	Pool # 255984, 4.500%, 11/1/25	831,031
540,825	Pool # 256116, 6.000%, 2/1/26	595,110
425,004	Pool # 256213, 6.000%, 4/1/26	467,664
612,854	Pool # 257536, 5.000%, 1/1/29	660,529
907,116	Pool # MA0115, 4.500%, 7/1/29	965,559
936,385	Pool # MA0563, 4.000%, 11/1/30	990,900
1,459,014	Pool # MA0667, 4.000%, 3/1/31	1,543,956
2,429,307	Pool # MA0706, 4.500%, 4/1/31	2,585,820
988,687	Pool # MA0804, 4.000%, 7/1/31	1,046,248
380,779	Pool # 254594, 5.500%, 1/1/33	416,084
650,874	Pool # 783793, 6.000%, 7/1/34	725,969
533,801	Pool # 807963, 5.000%, 1/1/35	580,665
375,250	Pool # 806715, 5.500%, 1/1/35	409,925
646,247	Pool # 735224, 5.500%, 2/1/35	706,369
614,238	Pool # 868935, 5.500%, 5/1/36	669,366
288,412	Pool # 907484, 6.000%, 1/1/37	317,001
907,942	Pool # AD7906, 5.000%, 7/1/40	978,288
976,567	Pool # AH6655, 4.000%, 2/1/41	1,024,876

		18,522,504

Government National Mortgage Association — 5.5%
511,440	Pool # 683552, 5.500%, 2/15/23	554,642
656,859	Pool # 666057, 5.000%, 3/15/23	708,856
162,396	Pool # 2699, 6.000%, 1/20/29	182,242
165,410	Pool # 576456, 6.000%, 3/15/32	185,394
2,267,472	Pool # 4113, 5.000%, 4/20/38	2,496,675
583,349	Pool # 676974, 5.500%, 5/15/38	644,983
910,804	Pool # 733602, 5.000%, 4/15/40	1,006,360
1,558,269	Pool # 4978, 4.500%, 3/20/41	1,691,738

		7,470,890

Total U.S. Government Mortgage Backed Agencies (Cost $29,257,966)		30,966,425

U.S. Treasury Obligations — 14.3%
U.S. Treasury Inflation Protection Notes — 1.4%
1,500,000	2.000%, 1/15/16	1,897,637

U.S. Treasury Notes — 12.9%
1,000,000	4.125%, 8/31/12	1,035,859
2,000,000	4.250%, 11/15/14	2,233,906
3,000,000	2.125%, 11/30/14	3,154,686
2,000,000	4.500%, 2/15/16	2,317,656
2,000,000	5.125%, 5/15/16	2,387,344
2,000,000	1.000%, 8/31/16	2,005,000
2,000,000	2.625%, 11/15/20	2,138,750
2,000,000	2.125%, 8/15/21	2,035,320

		17,308,521

Total U.S. Treasury Obligations (Cost $17,623,866)		19,206,158

Collateralized Mortgage Obligations — 6.9%
Federal Home Loan Bank — 0.2%
294,741	Series 00-0606, 5.270%, 12/28/12	308,667

Principal Amount or Shares		Value
Federal Home Loan Mortgage Corporation — 4.4%
258,372	Series 2555, 4.250%, 1/15/18	274,359
2,500,000	Series 2571, 5.500%, 7/15/21	2,587,579
645,971	Series 2974, 5.000%, 9/15/31	652,171
1,784,110	Series 2802, 5.500%, 11/15/31	1,850,392
458,806	Series 2976, 4.500%, 1/15/33	480,379

		5,844,880

Federal National Mortgage Association — 0.3%
37,187	Series 2003-32, 5.000%, 3/25/17	37,301
295,206	Series 2003-11, 5.500%, 8/25/32	311,586
109,908	Series 2003-16, 4.000%, 2/25/33	116,174

		465,061

Government National Mortgage Association — 2.0%
1,500,000	Series 2003-100, 5.500%, 1/20/23	1,578,693
1,000,000	Series 2005-55, 5.000%, 5/20/32	1,047,885

		2,626,578

Total Collateralized Mortgage Obligations (Cost $8,881,923)		9,245,186

Corporate Bonds — 1.5%
Financials — 1.5%
2,000,000	Morgan Stanley, 1.950%, 6/20/12 (b)	2,023,884

Total Corporate Bonds(Cost $1,999,819)		2,023,884

Cash Equivalents — 2.3%
3,102,958	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,102,958

Total Cash Equivalents (Cost $3,102,958)		3,102,958

Total Investments (Cost $125,572,263) — 99.7%		134,052,296

Other Assets in Excess of Liabilities — 0.3%		384,085

Net Assets — 100.0%		$134,436,381

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2011.

Huntington Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 73.4%
Federal Home Loan Mortgage Corporation — 17.6%
$ 150,225	Pool # M81004, 5.000%, 1/1/13	$154,232
205,294	Pool # J03237, 5.500%, 8/1/16	222,222
119,393	Pool # E96459, 5.000%, 5/1/18	129,105
53,177	Pool # C90237, 6.500%, 11/1/18	58,818
465,617	Pool # B10827, 4.500%, 11/1/18	497,593
624,466	Pool # J10396, 4.000%, 7/1/19	664,001
213,904	Pool # G12297, 6.000%, 7/1/21	232,935
743,674	Pool # G12867, 4.500%, 8/1/22	795,327
346,055	Pool # C90779, 5.000%, 1/1/24	377,204
357,761	Pool # C90859, 5.500%, 10/1/24	390,485
420,069	Pool # C90999, 5.500%, 11/1/26	455,604
496,479	Pool # C91167, 5.000%, 4/1/28	533,720
678,072	Pool # C91175, 5.000%, 5/1/28	728,935
146,130	Pool # C00730, 6.000%, 3/1/29	162,099
3,416,862	Pool # C91251, 4.500%, 6/1/29	3,633,014
2,277,779	Pool # C91296, 5.000%, 4/1/30	2,448,636
439,678	Pool # A15284, 5.500%, 10/1/33	479,070
490,512	Pool # G08005, 5.500%, 8/1/34	534,152
357,304	Pool # 1G0865, 4.826%, 7/1/35 (a)	376,835
439,784	Pool # A55565, 6.000%, 12/1/36	483,996
284,638	Pool # G08168, 6.000%, 12/1/36	313,254
452,902	Pool # G03498, 5.500%, 11/1/37	491,568
1,910,755	Pool # G06023, 4.000%, 9/1/40	2,003,108
1,363,679	Pool # A93936, 4.500%, 9/1/40	1,444,619
946,852	Pool # A94008, 4.000%, 9/1/40	992,616

		18,603,148

Federal National Mortgage Association — 49.6%
166,589	Pool # 254486, 5.000%, 9/1/17	180,245
183,247	Pool # 663808, 5.000%, 11/1/17	198,268
276,940	Pool # 684488, 5.000%, 12/1/17	299,641
397,556	Pool # 693256, 5.000%, 4/1/18	430,144
251,212	Pool # 254720, 4.500%, 5/1/18	269,096
269,803	Pool # 786729, 5.500%, 8/1/19	295,123
278,343	Pool # 896597, 5.000%, 8/1/21	300,638
315,209	Pool # 254831, 5.000%, 8/1/23	344,458
664,083	Pool # 254908, 5.000%, 9/1/23	725,705
616,694	Pool # 254911, 5.000%, 10/1/23	673,918
274,258	Pool # 255320, 5.000%, 7/1/24	299,021
2,246,794	Pool # 932438, 4.000%, 1/1/25	2,371,288
870,888	Pool # 255711, 5.500%, 4/1/25	953,268
250,006	Pool # 357771, 5.000%, 5/1/25	271,642
453,530	Pool # 255834, 4.500%, 6/1/25	487,285
773,464	Pool # 255984, 4.500%, 11/1/25	831,031
676,031	Pool # 256116, 6.000%, 2/1/26	743,888
1,356,147	Pool # 257163, 5.000%, 4/1/28	1,461,644
763,421	Pool # 257238, 5.000%, 6/1/28	822,809
717,139	Pool # 257281, 5.000%, 7/1/28	772,926
612,854	Pool # 257536, 5.000%, 1/1/29	660,529
1,288,734	Pool # MA0096, 4.500%, 6/1/29	1,371,764
1,451,386	Pool # MA0115, 4.500%, 7/1/29	1,544,894
3,199,753	Pool # AC1219, 4.500%, 8/1/29	3,405,903
1,539,007	Pool # MA0171, 4.500%, 9/1/29	1,638,161
936,384	Pool # MA0563, 4.000%, 11/1/30	990,900
1,933,502	Pool # MA0641, 4.000%, 2/1/31	2,046,069
1,459,014	Pool # MA0667, 4.000%, 3/1/31	1,543,956
2,429,307	Pool # MA0706, 4.500%, 4/1/31	2,585,820
1,949,010	Pool # MA0776, 4.500%, 6/1/31	2,074,579
988,687	Pool # MA0804, 4.000%, 7/1/31	1,046,248
48,913	Pool # 602879, 6.000%, 11/1/31	54,327
717,395	Pool # 729535, 5.500%, 7/1/33	784,135
89,486	Pool # 748422, 6.000%, 8/1/33	99,335
442,354	Pool # 786457, 5.289%, 7/1/34 (a)	474,375
650,874	Pool # 783793, 6.000%, 7/1/34	725,969
375,249	Pool # 806715, 5.500%, 1/1/35	409,925
224,683	Pool # 814261, 6.000%, 1/1/35	248,920
646,247	Pool # 735224, 5.500%, 2/1/35	706,369
191,558	Pool # 836450, 6.000%, 10/1/35	211,444
409,158	Pool # 845573, 5.402%, 2/1/36 (a)	437,669
672,494	Pool # 745418, 5.500%, 4/1/36	734,217
388,239	Pool # 745511, 5.000%, 4/1/36	418,926
252,734	Pool # 888029, 6.000%, 12/1/36	278,339
288,412	Pool # 907484, 6.000%, 1/1/37	317,001
1,700,154	Pool # AD7724, 5.000%, 7/1/40	1,831,880
907,942	Pool # AD7906, 5.000%, 7/1/40	978,288
3,804,187	Pool # AE4310, 4.000%, 9/1/40	3,992,376
1,429,808	Pool # AE4628, 4.500%, 10/1/40	1,518,799
1,816,255	Pool # AE0395, 4.500%, 10/1/40	1,928,168
1,464,850	Pool # AH6655, 4.000%, 2/1/41	1,537,314
2,980,684	Pool # AB3417, 4.000%, 8/1/41	3,127,203

		52,455,840

Government National Mortgage Association — 6.2%
469,463	Pool # 683937, 5.000%, 1/15/23	511,027
496,219	Pool # 691761, 5.000%, 7/15/23	535,499
928,669	Pool # 4978, 4.500%, 12/20/25	995,797
1,585,965	Pool # 605653, 5.500%, 8/15/34	1,761,464
1,019,629	Pool # 3637, 5.500%, 11/20/34	1,136,359
583,349	Pool # 676974, 5.500%, 5/15/38	644,983
910,804	Pool # 733602, 5.000%, 4/15/40	1,006,360

		6,591,489

Total U.S. Government Mortgage Backed Agencies (Cost $74,325,360)		77,650,477

Common Stocks — 10.0%
Real Estate Investment Trusts — 10.0%
10,074	Acadia Realty Trust	188,384
6,500	Alexandria Real Estate Equities, Inc.	399,035
13,000	American Campus Communities, Inc.	483,730
1,000	Associated Estates Realty Corp.	15,460
2,000	BioMed Realty Trust, Inc.	33,140
5,500	Boston Properties, Inc.	490,050
6,500	Brandywine Realty Trust	52,065
2,000	Brookfield Office Properties, Inc.	27,540
1,000	Camden Property Trust	55,260

Principal Amount or Shares		Value
6,000	Cogdell Spencer, Inc.	22,620
2,000	Colonial Properties Trust	36,320
1,000	Coresite Realty Corp.	14,350
1,000	DDR Corp.	10,900
1,000	DiamondRock Hospitality Co.	6,990
8,300	Digital Realty Trust, Inc.	457,828
16,000	Douglas Emmett, Inc.	273,600
17,000	Duke Realty Corp.	178,500
5,000	DuPont Fabros Technology, Inc.	98,450
11,000	EastGroup Properties, Inc.	419,540
8,500	Equity Lifestyle Properties, Inc.	532,950
8,000	Equity Residential	414,960
4,500	Essex Property Trust, Inc.	540,180
1,000	Excel Trust, Inc.	9,620
1,500	Federal Realty Investment Trust	123,615
7,000	HCP, Inc.	245,420
500	Health Care REIT, Inc.	23,400
3,500	Healthcare Realty Trust, Inc.	58,975
8,000	Home Properties, Inc.	454,080
17,616	Host Hotels & Resorts, Inc.	192,719
8,600	Kimco Realty Corp.	129,258
10,000	Kite Realty Group Trust	36,600
13,000	LaSalle Hotel Properties	249,600
9,000	Mack-Cali Realty Corp.	240,750
9,500	National Retail Properties, Inc.	255,265
3,500	Pennsylvania Real Estate Investment Trust	27,055
1,000	Post Properties, Inc.	34,740
5,743	ProLogis, Inc.	139,268
5,000	Public Storage, Inc.	556,750
2,000	Realty Income Corp.	64,480
3,500	Regency Centers Corp.	123,655
7,000	Simon Property Group, Inc.	769,860
1,903	SL Green Realty Corp.	110,659
1,000	Sovran Self Storage, Inc.	37,170
14,000	Tanger Factory Outlet Centers, Inc.	364,140
9,915	The Macerich Co.	422,676
6,376	UDR, Inc.	141,165
9,000	Ventas, Inc.	444,600
4,436	Vornado Realty Trust	331,014
1,000	Washington Real Estate Investment Trust	28,180
7,500	Weingarten Realty Investors	158,775
2,000	Westfield Group	14,998
2,000	Westfield Retail Trust	4,683
		10,545,022

Total Common Stocks (Cost $8,671,530)		10,545,022

Collateralized Mortgage Obligations — 9.7%
Federal Home Loan Mortgage Corporation — 7.1%
49,103	Series 2584, 4.000%, 12/15/13	49,230
400,768	Series 3322, 5.250%, 4/15/17	424,717
406,340	Series 2497, 5.000%, 9/15/17	436,806
456,444	Series 2770, 4.000%, 1/15/18	470,270
1,000,000	Series 2784, 4.000%, 4/15/19	1,063,357
597,342	Series 2541, 5.500%, 11/15/20	606,440
1,000,000	Series 2571, 5.500%, 7/15/21	1,035,032
262,143	Series 2543, 5.500%, 4/15/22	270,443
852,747	Series 2672, 5.500%, 8/15/31	887,155
645,971	Series 2974, 5.000%, 9/15/31	652,171
1,000,000	Series 2802, 5.500%, 11/15/31	1,037,151
458,806	Series 2976, 4.500%, 1/15/33	480,379
129,906	Series 3002, 5.000%, 7/15/35	130,873

		7,544,024

Federal National Mortgage Association — 2.0%
12,250	Series 2006-4, 6.000%, 11/25/22	12,248
243,759	Series 2003-38, 5.000%, 3/25/23	259,312
331,479	Series 1999-13, 6.000%, 4/25/29	375,787
443,187	Series 2003-53, 5.000%, 12/25/31	457,257
1,000,000	Series 2003-92, 5.000%, 3/25/32	1,066,461

		2,171,065

Principal Amount or Shares		Value
Residential Whole Loans — 0.6%
600,939	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	594,218

Total Collateralized Mortgage Obligations (Cost $9,884,988)		10,309,307

U.S. Government Agencies — 5.1%
Federal Home Loan Bank — 3.5%
278,245	4.800%, 2/25/13	290,137
1,000,000	4.250%, 3/9/18	1,152,022
2,000,000	4.125%, 12/13/19	2,290,318

		3,732,477

Federal Home Loan Mortgage Corporation — 0.5%
500,000	4.500%, 4/2/14	548,181

Federal National Mortgage Association — 1.1%
1,000,000	5.000%, 3/2/15	1,142,100

Total U.S. Government Agencies (Cost $4,774,513)		5,422,758

Cash Equivalents — 2.0%
2,155,859	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,155,859

Total Cash Equivalents (Cost $2,155,859)		2,155,859

Total Investments (Cost $99,812,250) — 100.2%		106,083,423

Liabilities in Excess of Other Assets — (0.2)%		(232,074)

Net Assets — 100.0%		$105,851,349

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.

Huntington Ohio Tax-Free Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Municipal Bonds — 100.3%
Ohio — 100.3%
$ 200,000	Akron, OH, Refunding & Improvement, G.O., 5.000%, 12/1/23	$205,724
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	240,723
70,000	Akron, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.250%, 12/1/18	70,378
50,000	Akron, OH, Bath Copley Joint Township Hospital District Revenue, (AGM Ins.), 5.250%, 11/15/15	50,662
100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	100,468
120,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	125,290
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	103,317
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	170,883
115,000	Big Walnut, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/22	124,578
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	213,366
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	347,670
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	328,698
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins. ), 5.000%, 1/15/22	628,398
250,000	Bucyrus, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/22	274,335
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	348,051
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	424,508
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	181,638
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	533,340
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	219,582
200,000	Clark County, OH, Various Purposes, G.O., (XLCA Ins.), 5.000%, 12/1/18	229,094
70,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/24	71,334
600,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/21	620,652
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	267,001
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	567,060
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	381,188
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	541,815
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	415,832
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	84,200
250,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, 5.000%, 12/1/21	279,075
335,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	360,038
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	172,064

Principal Amount or Shares		Value
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	275,462
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	109,879
100,000	Cuyahoga Community College District, General Receipts Revenue, Series A, 5.000%, 12/1/22	104,668
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	261,290
500,000	Cuyahoga County, OH, Refunding Revenue, Series A, 6.000%, 1/1/17	539,905
300,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	327,459
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	269,985
445,000	Fairfield County, OH, G.O., (National Reinsurance), 5.000%, 12/1/25	470,205
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	397,811
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	159,335
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	164,588
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	197,028
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,782
300,000	Grand Valley, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	260,823
100,000	Greene County, OH, Water System Revenue, Series A, (National Reinsurance), 5.250%, 12/1/20	119,841
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	500,143
540,000	Greene County, OH, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	635,542
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	294,258
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	193,778
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	223,730
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	316,448
400,000	Harrison, OH, Tax Anticipation Notes, G.O., 2.600%, 12/8/11	401,144
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	220,430
150,000	Hudson, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/19	163,067
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,417
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	173,013
335,000	Kent State University, OH, General Receipts Revenue, G.O., Series B, (Assured Guaranty), 5.000%, 5/1/19	388,935
615,000	Kent State University, OH, General Receipts Revenue, Series B, 5.000%, 5/1/23	683,659
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	434,848
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,674
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	100,911
100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	109,448
285,000	Lakewood City, OH, School District, G.O., (AGM Ins.), 5.000%, 12/1/18	303,380
300,000	Licking Heights, OH, Local School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	321,789

Principal Amount or Shares		Value
250,000	Lorain, OH, City School District, G.O., (National Reinsurance), 4.750%, 12/1/25	256,790
235,000	Madison, OH, Local School District, G.O., (AGM Ins.), 4.000%, 12/1/17	251,241
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	53,595
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	269,692
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	639,216
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	568,955
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	256,570
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	582,919
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	234,326
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	54,853
300,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., 0.000%, 12/1/19 (a)	232,872
200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	222,178
385,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 3.250%, 5/1/20	377,693
150,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 2.650%, 5/1/17	148,386
750,000	Ohio State, G.O., Series A, 4.500%, 9/15/23	803,557
1,100,000	Ohio State, G.O., Series A, 4.500%, 9/15/24	1,175,163
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	749,543
500,000	Ohio State, G.O., Series A, 5.000%, 9/15/19	551,435
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	200,854
100,000	Ohio State, G.O., Series A, 4.500%, 9/15/25	105,949
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	111,649
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	143,359
150,000	Ohio State, G.O., Series D, 5.000%, 9/15/21	166,547
725,000	Ohio State, Revitalization Project Revenue, Series A, (AMBAC Ins.), 5.000%, 4/1/21	794,723
350,000	Ohio State, G.O., Series D, 5.000%, 9/15/20	389,704
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	84,588
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	90,287
100,000	Ohio State, G.O., Series D, 5.500%, 9/15/19	123,932
225,000	Ohio State, Conservation Projects, G.O., Series A, 5.000%, 3/1/19	243,146
150,000	Ohio State, Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	161,424
400,000	Ohio State, Common Schools, G.O., Series B, 5.000%, 3/15/24	425,916
670,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 2/1/24	723,057
550,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/21	596,678
75,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 5/1/21	79,316
300,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 5/1/22	316,830
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/22	162,648
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/24	160,680
430,000	Ohio State Building Authority, State Facilities Administration Building Fund Revenue, Series A, (AGM Ins.), 5.000%, 4/1/24	455,675
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	446,480
125,000	Ohio State Building Authority, State Facilities Adult Correction Revenue, Series A, (AGM Ins.), 5.500%, 10/1/14	125,000

Principal Amount or Shares		Value
150,000	Ohio State Building Authority, State Facilities Arts Building, Fund Project Revenue, Series A, 5.000%, 4/1/16	158,937
100,000	Ohio State Cultural and Sports Capital Facilities Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	111,132
250,000	Ohio State Higher Educational Facilities Commission , Dension University Project Revenue, 5.000%, 11/1/20	268,290
160,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.000%, 9/1/23	167,891
95,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	98,642
155,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	164,164
50,000	Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	58,754
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (FGIC Ins.), 5.500%, 2/15/20	1,219,990
170,000	Ohio State University Revenue, Series A, 5.000%, 6/1/25	181,439
100,000	Ohio State Water Development Authority Revenue, 5.000%, 6/1/19	121,352
200,000	Ohio University, General Receipts Revenue , 5.000%, 12/1/18	232,000
400,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	445,824
300,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	334,575
500,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	574,025
500,000	Plain City, OH, Local School District, G.O., (Student Credit Program), 5.000%, 11/1/18	586,220
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	114,053
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	563,756
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,115,754
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	325,686
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	825,162
500,000	South-Western City School District, (AGM Ins.), 4.750%, 12/1/22	544,980
150,000	Springboro, OH, Various Purposes, G.O., 5.000%, 12/1/18	177,880
125,000	Springfield City, OH, School District, (AGM Ins., Student Credit Program), 5.000%, 12/1/21	137,670
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	327,135
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	238,471
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	771,113
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	325,452
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	237,730
350,000	Toledo, OH, School Facilities Improvement, G.O., Series B, (AGM Ins., Student Credit Program), 5.000%, 12/1/21	369,222
450,000	Toledo, OH, City School District, Series B, (FGIC Ins.), 5.000%, 12/1/21	474,228
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	433,952
320,000	Troy, OH, G.O., 4.750%, 12/1/24	334,931

Principal Amount or Shares		Value
800,000	Troy, OH, G.O., 4.750%, 12/1/22	843,624
75,000	Trumbull County, OH, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	86,364
235,000	Twinsburg, OH, Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	257,811
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	553,355
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	390,386
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	550,895
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	336,123
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	550,275
100,000	University of Cincinnati, OH, General Receipts Revenue, Series F, 5.000%, 6/1/23	103,116
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	554,290
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	326,145
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	440,144
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	156,189
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	52,500
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	692,815
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	217,614
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	140,898
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	326,202
50,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 3.750%, 12/1/21	52,620
400,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/19	459,000

Total Municipal Bonds (Cost $48,816,861)		50,646,839

Cash Equivalents — 0.4%
173,868	Fidelity Tax-Exempt Portfolio (b)	173,868

Total Cash Equivalents (Cost $173,868)		173,868

Total Investments (Cost $48,990,729) — 100.7%		50,820,707

Liabilities in Excess of Other Assets — (0.7)%		(337,525)

Net Assets — 100.0%		$50,483,182

(a)	Zero coupon capital appreciation bond
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Co.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XL Capital Assurance, Inc.

Huntington Short/Intermediate Fixed Income Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
Corporate Bonds — 61.4%
Consumer Discretionary — 2.7%
$ 1,000,000	Home Depot, Inc., 5.250%, 12/16/13	$1,087,456
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,068,804
1,000,000	McDonald’s Corp., MTN, 4.300%, 3/1/13	1,050,670
1,000,000	The Walt Disney Co., 4.500%, 12/15/13	1,080,225
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,068,620

		6,355,775

Consumer Staples — 4.7%
2,000,000	Coca-Cola Enterprises Inc, 1.125%, 11/12/13	1,996,688
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,092,368
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,709,066
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,077,294
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,095,724
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,076,738
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,045,758

		11,093,636

Energy — 4.2%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,094,124
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,088,172
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,170,032
1,000,000	Noble Corp., 5.875%, 6/1/13	1,070,995
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	1,988,958
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,408,737

		9,821,018

Financials — 17.3%
2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	2,009,816
2,000,000	Bank of America Corp, MTN 1.673%, 1/30/14 (b)	1,811,470
2,000,000	Bank of New York Mellon Corp/The, 2.950%, 6/18/15	2,079,956
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,055,966
2,000,000	BB&T Corp., 5.200%, 12/23/15	2,148,504
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,060,869
2,000,000	Canadian Imperial Bank of Commerce, 1.450%, 9/13/13	2,011,698
2,000,000	Caterpillar Financial Services Corp., MTN, 5.125%, 10/12/11	2,001,802
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,092,810
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,594,176
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,033,222
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,471,180
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,567,461
2,000,000	HSBC Financial Corp., 3.500%, 6/28/15 (a)	2,029,466
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,071,364
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,034,950
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (a)	2,061,874
2,000,000	Morgan Stanley, MTN, 2.786%, 5/14/13 (b)	1,933,944
2,000,000	Prudential Financial, Inc., 3.875%, 1/14/15	2,044,210
2,000,000	Royal Bank of Canada, MTN 2.100%, 7/29/13	2,051,034
2,000,000	US Bank NA, 4.950%, 10/30/14	2,176,770
1,500,000	Wells Fargo & Co., Series I, 3.750%, 10/1/14	1,583,934

		40,926,476

Health Care — 8.7%
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,160,583
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,253,559
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,073,474
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,127,040
2,000,000	McKesson Corp., 3.250%, 3/1/16	2,108,536
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,061,322
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,117,466
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,037,340
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,017,076
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,279,751
2,000,000	Thermo Fisher Scientific, Inc., 3.200%, 5/1/15	2,110,804
1,000,000	Wyeth, 5.500%, 3/15/13	1,068,724

		20,415,675

Industrials — 7.9%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,072,332
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,043,398
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,008,798
2,000,000	Danaher Corp, 2.300%, 6/23/16	2,048,836

Principal Amount or Shares		Value
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,129,236
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,037,797
2,000,000	Harsco Corp., 2.700%, 10/15/15	2,034,618
1,000,000	ITT Corp., 4.900%, 5/1/14	1,093,228
1,500,000	JB Hunt Transport Services Inc, 3.375%, 9/15/15	1,512,519
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,031,776
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,592,204
1,000,000	Raytheon Co., 1.625%, 10/15/15	997,168
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,077,879

		18,679,789

Information Technology — 4.1%
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,054,326
1,000,000	Dell, Inc., 2.300%, 9/10/15	1,005,693
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,520,076
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,128,426
2,000,000	Symantec Corp., 2.750%, 9/15/15	2,026,330
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,050,860

		9,785,711

Materials — 5.3%
2,000,000	Air Products & Chemicals Inc, 2.000%, 8/2/16	2,032,506
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,026,272
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,037,217
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,046,981
2,000,000	Potash Corp. of Saskatchewan, Inc., 3.750%, 9/30/15	2,124,132
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,129,636
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,112,664

		12,509,408

Real Estate Investment Trusts — 1.3%
1,000,000	HCP, Inc., 2.700%, 2/1/14	985,172
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,173,751

		3,158,923

Telecommunication Services — 1.8%
2,000,000	AT&T, Inc., 2.500%, 8/15/15	2,044,598
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,023,515
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,121,523

		4,189,636

Utilities — 3.4%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,597,429
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,053,810
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,025,418
1,262,000	Southern Co., 4.150%, 5/15/14	1,345,028
1,000,000	Southern Co., 2.375%, 9/15/15	1,019,954
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,044,942

		8,086,581

Total Corporate Bonds (Cost $142,026,176)		145,022,628

U.S. Government Agencies — 32.3%
Federal Agricultural Mortgage Corporation — 1.3%
3,000,000	3.250%, 6/25/14	3,199,440

Federal Farm Credit Bank — 3.5%
3,000,000	2.125%, 6/18/12	3,038,919
3,000,000	1.875%, 12/7/12	3,054,249
2,000,000	3.400%, 2/7/13	2,081,026

		8,174,194

Federal Home Loan Bank — 14.4%
2,000,000	1.000%, 12/28/11	2,004,200
2,000,000	1.125%, 5/18/12	2,010,722
2,000,000	1.875%, 6/20/12	2,022,876
3,000,000	1.750%, 8/22/12	3,039,000
1,000,000	1.625%, 9/26/12	1,013,073
3,000,000	1.625%, 6/14/13	3,062,670
1,000,000	4.375%, 9/13/13	1,076,433
3,000,000	1.000%, 9/13/13	3,033,444
6,000,000	1.375%, 5/28/14	6,123,006
2,000,000	1.375%, 9/12/14	2,041,630
2,000,000	3.250%, 9/12/14	2,140,400
2,000,000	4.750%, 11/14/14	2,248,414
2,000,000	1.750%, 9/11/15	2,059,878
2,000,000	1.900%, 12/29/15	2,068,076

		33,943,822

Federal Home Loan Mortgage Corporation — 0.9%
2,000,000	2.175%, 2/19/14	2,077,938

Federal National Mortgage Association — 12.2%
1,435,000	2.000%, 1/30/12	1,443,339
2,000,000	1.250%, 6/22/12	2,014,076
5,000,000	0.625%, 9/24/12	5,018,820
5,000,000	1.125%, 9/17/13	5,056,445
3,000,000	1.250%, 2/27/14	3,052,836
4,000,000	1.500%, 9/8/14	4,084,808
3,000,000	1.300%, 11/17/14	3,053,214
3,000,000	1.625%, 10/26/15	3,076,476
2,000,000	0.783%, 6/7/16 (b)	2,007,190
		28,807,204

Total U.S. Government Agencies (Cost $74,865,276)		76,202,598

U.S. Treasury Obligations — 4.5%
U.S. Treasury Notes — 4.5%
4,000,000	0.750%, 6/15/14	4,038,752
1,500,000	2.125%, 12/31/15	1,585,899
5,000,000	1.000%, 8/31/16	5,012,500
		10,637,151

Total U.S. Treasury Obligations (Cost $10,548,540)		10,637,151

Principal Amount or Shares		Value
Cash Equivalents — 1.7%
3,892,923	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,892,923

Total Cash Equivalents (Cost $3,892,923)		3,892,923

Total Investments (Cost $231,332,915) — 99.9%		235,755,300

Other Assets in Excess of Liabilities — 0.1%		335,625

Net Assets — 100.0%		$236,090,925

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2011.

LLC – Limited Liability Co

LP – Limited Partnership

MTN – Medium Term Note

Huntington Balanced Allocation Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Mutual Funds — 98.9% (a)
132,920	Huntington Dividend Capture Fund, Trust Shares	$1,088,611
174,627	Huntington Fixed Income Securities Fund, Trust Shares	3,998,959
60,673	Huntington Global Select Markets Fund, Trust Shares	556,983
136,533	Huntington Growth Fund, Trust Shares	3,089,732
158,500	Huntington Income Equity Fund, Trust Shares	2,976,623
167,203	Huntington Intermediate Government Income Fund, Trust Shares	1,865,987
253,709	Huntington International Equity Fund, Trust Shares	2,463,518
328,393	Huntington Macro 100 Fund, Trust Shares	2,814,331
76,026	Huntington Mid Corp America Fund, Trust Shares	1,040,038
116,080	Huntington Mortgage Securities Fund, Trust Shares	1,064,454
82,641	Huntington New Economy Fund, Trust Shares *	770,215
92,976	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,867,884
104,192	Huntington Situs Fund, Trust Shares *	1,785,844

Total Mutual Funds (Cost $25,232,736)		25,383,179

Cash Equivalents — 1.1%
287,411	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	287,411

Total Cash Equivalents (Cost $287,411)		287,411

Total Investments (Cost $25,520,147) — 100.0%		25,670,590

Liabilities in Excess of Other Assets — (0.0)%		(9,910)

Net Assets — 100.0%		$25,660,680

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington Conservative Allocation Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Mutual Funds — 98.6% (a)
28,942	Huntington Dividend Capture Fund, Trust Shares	$237,035
224,382	Huntington Fixed Income Securities Fund, Trust Shares	5,138,339
13,205	Huntington Global Select Markets Fund, Trust Shares	121,225
29,721	Huntington Growth Fund, Trust Shares	672,597
34,510	Huntington Income Equity Fund, Trust Shares	648,099
214,840	Huntington Intermediate Government Income Fund, Trust Shares	2,397,619
55,238	Huntington International Equity Fund, Trust Shares	536,365
71,493	Huntington Macro 100 Fund, Trust Shares	612,692
16,551	Huntington Mid Corp America Fund, Trust Shares	226,417
149,143	Huntington Mortgage Securities Fund, Trust Shares	1,367,646
17,994	Huntington New Economy Fund, Trust Shares *	167,704
119,460	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	2,399,949
22,684	Huntington Situs Fund, Trust Shares *	388,798

Total Mutual Funds (Cost $14,454,065)		14,914,485

Cash Equivalents — 1.0%
148,825	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	148,825

Total Cash Equivalents (Cost $148,825)		148,825

Total Investments (Cost $14,602,890) — 99.6%		15,063,310

Other Assets in Excess of Liabilities — 0.4%		67,181

Net Assets — 100.0%		$15,130,491

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington Growth Allocation Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Mutual Funds — 98.6% (a)
134,299	Huntington Dividend Capture Fund, Trust Shares	$1,099,905
52,946	Huntington Fixed Income Securities Fund, Trust Shares	1,212,465
61,312	Huntington Global Select Markets Fund, Trust Shares	562,846
137,967	Huntington Growth Fund, Trust Shares	3,122,186
160,150	Huntington Income Equity Fund, Trust Shares	3,007,617
50,696	Huntington Intermediate Government Income Fund, Trust Shares	565,763
256,352	Huntington International Equity Fund, Trust Shares	2,489,176
331,830	Huntington Macro 100 Fund, Trust Shares	2,843,785
76,823	Huntington Mid Corp America Fund, Trust Shares	1,050,937
35,196	Huntington Mortgage Securities Fund, Trust Shares	322,749
83,498	Huntington New Economy Fund, Trust Shares *	778,205
28,191	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	566,354
105,280	Huntington Situs Fund, Trust Shares *	1,804,501

Total Mutual Funds (Cost $19,428,463)		19,426,489

Cash Equivalents — 1.2%
222,997	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	222,997

Total Cash Equivalents (Cost $222,997)		222,997

Total Investments (Cost $19,651,460) — 99.8%		19,649,486

Other Assets in Excess of Liabilities — 0.2%		48,582

Net Assets — 100.0%		$19,698,068

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of September 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$79,267,747	$—	$—	—
Money Market Fund	404,835,859	—	—	—
Ohio Municipal Money Market Fund	148,818,954	—	—	—
U.S. Treasury Money Market Fund	382,600,200	312	(312)	—
Disciplined Equity Fund	57,980,690	4,603,000	(2,997,645)	1,605,355
Dividend Capture Fund	132,171,042	4,066,371	(10,833,767)	(6,767,396)
Global Select Markets Fund	43,352,468	1,543,342	(7,091,041)	(5,547,699)
Growth Fund	116,924,451	10,370,644	(8,704,520)	1,666,124
Income Equity Fund	108,873,640	5,205,957	(10,978,343)	(5,772,386)
International Equity Fund	264,453,962	32,725,843	(39,146,043)	(6,420,200)
Macro 100 Fund	46,832,452	4,985,623	(3,971,514)	1,014,109
Mid Corp America Fund	92,916,764	40,769,654	(7,689,922)	33,079,732
New Economy Fund	28,801,380	2,518,902	(3,863,879)	(1,344,977)
Real Strategies Fund	101,383,658	7,151,460	(17,544,702)	(10,393,242)
Rotating Markets Fund	33,353,736	3,734,188	(1,148,699)	2,585,489
Situs Fund	156,047,662	40,289,219	(22,203,394)	18,085,825
Technical Opportunities Fund	9,262,102	214,877	(523,745)	(308,868)
Fixed Income Securities Fund	264,744,280	21,067,182	(317,458)	20,749,724
Intermediate Government Income Fund	125,572,263	8,512,840	(32,807)	8,480,033
Mortgage Securities Fund	99,820,486	6,796,681	(533,744)	6,262,937
Ohio Tax-Free Fund	48,990,729	1,877,825	(47,847)	1,829,978
Short/Intermediate Fixed Income Securities Fund	231,332,915	4,943,881	(521,496)	4,422,385
Balanced Allocation Fund	25,573,453	922,093	(824,956)	97,137
Conservative Allocation Fund	14,631,588	634,098	(202,376)	431,722
Growth Allocation Fund	19,700,773	814,418	(865,705)	(51,287)

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences rela

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2011, the Trust operated 38 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

•

Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund do not have sales charges on original purchases.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2011, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Investment in Securities		Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$74,194,272		$—	$—		$—	$74,194,272	$—
Cash Equivalents	5,073,475	—	—		—	—		—	5,073,475	—

Total	5,073,475	—	74,194,272		—	—		—	79,267,747	—
Money Market Fund
Corporate Bonds	—	—	108,737,665		—	—		—	108,737,665	—
Cash Equivalents	73,233,200	—	—		—	—		—	73,233,200	—
U.S. Government Agencies	—	—	72,496,698		—	—		—	72,496,698	—
Commercial Papers	—	—	64,968,296		—	—		—	64,968,296	—
Municipal Bonds	—	—	50,400,000		—	—		—	50,400,000	—
Repurchase Agreements	—	—	30,000,000		—	—		—	30,000,000	—
Certificates of Deposit	5,000,000	—	—		—	—		—	5,000,000	—

Total	78,233,200	—	326,602,659		—	—		—	404,835,859	—
Ohio Municipal Money Market Fund
Municipal Bonds	—	—	143,000,237		—	—		—	143,000,237	—
Cash Equivalents	5,818,717	—	—		—	—		—	5,818,717	—

Total	5,818,717	—	143,000,237		—	—		—	148,818,954	—
U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	247,600,200		—	—		—	247,600,200	—
Repurchase Agreements	—	—	135,000,000		—	—		—	135,000,000	—

Total	—	—	382,600,200		—	—		—	382,600,200	—
Disciplined Equity Fund
Common Stocks	49,733,333	—	—		—	—		—	49,733,333	—
Exchange-Traded Funds	326,075	—	—		—	—		—	326,075	—
Options Purchased	4,433,250	—	—		—	—		—	4,433,250	—
Cash Equivalents	5,563,480	—	—		—	—		—	5,563,480	—
Written Options	—	(470,093)	—		—	—		—	—	(470,093)

Total	60,056,138	(470,093)	—		—	—		—	60,056,138	(470,093)
Dividend Capture Fund
Common Stocks	87,757,603	—	—		—	—		—	87,757,603	—
Preferred Stocks	30,401,594	—	1,167,187	(a)	—	—		—	31,568,781	—
Exchange-Traded Funds	3,440,415	—	—		—	—		—	3,440,415	—
Cash Equivalents	2,681,397	—	—		—	—		—	2,681,397	—
Written Options	—	(44,550)	—		—	—		—	—	(44,550)

Total	124,281,009	(44,550)	1,167,187		—	—		—	125,448,196	(44,550)
Global Select Markets Fund
Common Stocks	32,992,303	—	—		—	—		—	32,992,303	—
Foreign Bonds	—	—	3,319,724		—	—		—	3,319,724	—
Exchange-Traded Funds	1,221,000	—	—		—	—		—	1,221,000	—
Options Purchased	41,200	—	—		—	—		—	41,200	—
Cash Equivalents	283,592	—	—		—	—		—	283,592	—
Written Options	—	(53,050)	—		—	—		—	—	(53,050)

Total	34,538,095	(53,050)	3,319,724		—	—		—	37,857,819	(53,050)
Growth Fund
Common Stocks	117,713,268	—	—		—	—		—	117,713,268	—
Cash Equivalents	1,031,895	—	—		—	—		—	1,031,895	—
Written Options	—	(154,588)	—		—	—		—	—	(154,588)

Total	118,745,163	(154,588)	—		—	—		—	118,745,163	(154,588)
Income Equity Fund
Common Stocks	101,145,609	—	—		—	—		—	101,145,609	—
Cash Equivalents	1,955,645	—	—		—	—		—	1,955,645	—

Total	103,101,254	—	—		—	—		—	103,101,254	—
International Equity Fund
Common Stocks	235,474,706	—	—		—	—		—	235,474,706	—
Exchange-Traded Funds	7,566,384	—	—		—	—		—	7,566,384	—
Closed-End Funds	2,787,140	—	—		—	—		—	2,787,140	—
Cash Equivalents	12,205,532	—	—		—	—		—	12,205,532	—

Total	258,033,762	—	—		—	—		—	258,033,762	—
Macro 100 Fund
Common Stocks	44,999,804	—	—		—	—		—	44,999,804	—
Cash Equivalents	2,846,757	—	—		—	—		—	2,846,757	—

Total	47,846,561	—	—		—	—		—	47,846,561	—
Mid Corp America Fund
Common Stocks	121,725,397	—	—		—	—		—	121,725,397	—
Cash Equivalents	4,271,099	—	—		—	—		—	4,271,099	—

Total	125,996,496	—	—		—	—		—	125,996,496	—
New Economy Fund
Common Stocks	24,529,640	—	—		—	—		—	24,529,640	—
Options Purchased	2,265,000	—	—		—	—		—	2,265,000	—
Cash Equivalents	661,763	—	—		—	—		—	661,763	—

Total	27,456,403	—	—		—	—		—	27,456,403	—
Real Strategies Fund
Common Stocks	69,846,006	—	—		—	1,687,003	(b)	—	71,533,009	—
Corporate Bonds	—	—	929,025		—	—		—	929,025	—
Exchange-Traded Funds	8,357,186	—	—		—	—		—	8,357,186	—
Closed-End Funds	3,018,485	—	—		—	—		—	3,018,485	—
Options Purchased	735,550	—	—		—	—		—	735,550	—
Cash Equivalents	6,952,141	—	—		—	—		—	6,952,141	—
Written Options	—	(534,980)	—		—	—		—	—	(534,980)

Total	88,909,368	(534,980)	929,025		—	1,687,003		—	91,525,396	(534,980)
Rotating Markets Fund
Common Stocks	33,203,064	—	—		—	—		—	33,203,064	—
Exchange-Traded Funds	784,296	—	—		—	—		—	784,296	—
Cash Equivalents	1,951,865	—	—		—	—		—	1,951,865	—

Total	35,939,225	—	—		—	—		—	35,939,225	—
Situs Fund
Common Stocks	161,276,637	—	—		—	—		—	161,276,637	—
Exchange-Traded Funds	2,888,575	—	—		—	—		—	2,888,575	—
Closed-End Funds	620,700	—	—		—	—		—	620,700	—
Cash Equivalents	9,347,575	—	—		—	—		—	9,347,575	—

	$,000,000,000	$,000,000,000	$,000,000,000	$,000,000,000	$,000,000,000	$,000,000,000	$,000,000,000	$,000,000,000
Total	174,133,487	—	—	—	—	—	174,133,487	—
Technical Opportunities Fund
Common Stocks	6,208,185	—	—	—	—	—	6,208,185	—
Exchange-Traded Funds	862,921	—	—	—	—	—	862,921	—
Cash Equivalents	1,882,128	—	—	—	—	—	1,882,128	—

Total	8,953,234	—	—	—	—	—	8,953,234	—
Fixed Income Securities Fund
Corporate Bonds	—	—	187,725,736	—	—	—	187,725,736	—
U.S. Government Agencies	—	—	51,666,638	—	—	—	51,666,638	—
U.S. Treasury Obligations	—	—	37,605,005	—	—	—	37,605,005	—
U.S. Government Mortgage Backed Agencies	—	—	4,667,364	—	—	—	4,667,364	—
Preferred Stocks	1,751,060	—	—	—	—	—	1,751,060	—
Cash Equivalents	2,078,201	—	—	—	—	—	2,078,201	—

Total	3,829,261	—	281,664,743	—	—	—	285,494,004	—
Intermediate Government Income Fund
U.S. Government Agencies	—	—	69,507,685	—	—	—	69,507,685	—
U.S. Government Mortgage Backed Agencies	—	—	30,966,425	—	—	—	30,966,425	—
U.S. Treasury Obligations	—	—	19,206,158	—	—	—	19,206,158	—
Collateralized Mortgage Obligations	—	—	9,245,186	—	—	—	9,245,186	—
Corporate Bonds	—	—	2,023,884	—	—	—	2,023,884	—
Cash Equivalents	3,102,958	—	—	—	—	—	3,102,958	—

Total	3,102,958	—	130,949,338	—	—	—	134,052,296	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	77,650,477	—	—	—	77,650,477	—
Common Stocks	10,545,022	—	—	—	—	—	10,545,022	—
Collateralized Mortgage Obligations	—	—	10,309,307	—	—	—	10,309,307	—
U.S. Government Agencies	—	—	5,422,758	—	—	—	5,422,758	—
Cash Equivalents	2,155,859	—	—	—	—	—	2,155,859	—

Total	12,700,881	—	93,382,542	—	—	—	106,083,423	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	50,646,839	—	—	—	50,646,839	—
Cash Equivalents	173,868	—	—	—	—	—	173,868	—

Total	173,868	—	50,646,839	—	—	—	50,820,707	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	145,022,628	—	—	—	145,022,628	—
U.S. Government Agencies	—	—	76,202,598	—	—	—	76,202,598	—
U.S. Treasury Obligations	—	—	10,637,151	—	—	—	10,637,151	—
Cash Equivalents	3,892,923	—	—	—	—	—	3,892,923	—

Total	3,892,923	—	231,862,377	—	—	—	235,755,300	—
Balanced Allocation Fund
Mutual Funds	25,383,179	—	—	—	—	—	25,383,179	—
Cash Equivalents	287,411	—	—	—	—	—	287,411	—

Total	25,670,590	—	—	—	—	—	25,670,590	—
Conservative Allocation Fund
Mutual Funds	14,914,485	—	—	—	—	—	14,914,485	—
Cash Equivalents	148,825	—	—	—	—	—	148,825	—

Total	15,063,310	—	—	—	—	—	15,063,310	—
Growth Allocation Fund
Mutual Funds	19,426,489	—	—	—	—	—	19,426,489	—
Cash Equivalents	222,997	—	—	—	—	—	222,997	—

Total	19,649,486	—	—	—	—	—	19,649,486	—

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(a)	Consists of Allianz SE, 8.375%, listed under Financials.
(b)	Consists of Grocery & Pharmacy DST and New York Power DST, listed under Real Estate Investment Trusts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of September 30, 2011.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine Fair Value:

Common Stock
Balance as of December 31, 2010	$—
Change in Unrealized Appreciation/Depreciation	(212,997)
Net Realized Gain (Loss)	—
Gross Purchases	1,900,000
Gross Sales	—

Balance as of September 30, 2011	$1,687,003

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Several of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2011, none of the retail had any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	6,554	1,556,125
Options expired	(369)	(59,321)
Options closed	(865)	(195,291)
Options exercised	—	—
Outstanding at 09/30/2011	5,320	$1,301,513

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	Call	January 2012	$400	21	$59,430	$(13,399)
3M Co.	Call	January 2012	90	13	910	6,614
3M Co.	Call	January 2012	95	35	1,050	19,320
3M Co.	Call	January 2012	100	35	420	11,924
Abbott Laboratories	Call	January 2012	55	63	6,489	2,036
Amazon.com, Inc.	Call	January 2012	255	10	9,700	1,870
American Express Co.	Call	April 2012	55	50	8,750	5,900
American Express Co.	Call	January 2012	50	23	4,646	3,662
Amgen, Inc.	Call	January 2012	60	4	510	1,341
Amgen, Inc.	Call	January 2012	65	30	1,050	8,940
Amgen, Inc.	Call	January 2012	62.50	7	483	2,502
Apache Corp.	Call	January 2012	130	11	132	9,350
Apache Corp.	Call	January 2012	135	12	72	6,612
Apple, Inc.	Call	November 2011	420	20	21,500	(4,160)
Baker Hughes, Inc.	Call	January 2012	75	55	1,100	29,588
Baker Hughes, Inc.	Call	January 2012	80	73	730	33,431
Baker Hughes, Inc.	Call	January 2012	30	30	240	7,348
Baker Hughes, Inc.	Call	January 2012	35	140	350	17,530
Bank of America Corp.	Call	January 2012	15	60	120	9,840
Baxter International, Inc.	Call	January 2012	50	25	19,937	(13,093)
Baxter International, Inc.	Call	January 2012	47.50	4	3,910	(2,535)
Berkshire Hathaway, Inc.	Call	January 2012	90	75	750	33,473
Bristol-Myers Squibb Co.	Call	January 2012	30	45	11,115	(4,420)
Cisco Systems, Inc.	Call	January 2012	25	355	355	50,010
Cisco Systems, Inc.	Call	January 2012	30	30	—	3,900
Colgate-Palmolive Co.	Call	November 2011	100	25	1,562	862
Colgate-Palmolive Co.	Call	January 2012	85	15	11,587	(7,703)
ConocoPhillips	Call	January 2012	75	102	9,792	29,170
Costco Wholesale Corp.	Call	January 2012	87.50	30	10,050	(3,856)
E.I. du Pont de Nemours and Co.	Call	January 2012	55	40	760	9,454
Emerson Electric Co.	Call	January 2012	55	20	760	8,150
Exelon Corp.	Call	January 2012	45	10	1,150	1,670
Exxon Mobil Corp.	Call	January 2012	95	240	1,200	66,118
Fluor Corp.	Call	January 2012	85	8	120	2,311
Freeport-McMoran Copper & Gold, Inc.	Call	November 2011	57	20	100	6,453
Freeport-McMoran Copper & Gold, Inc.	Call	February 2012	40	25	3,800	175
General Dynamics Corp.	Call	January 2012	70	21	1,365	7,015
General Electric Co.	Call	January 2012	20	70	735	5,215
Google, Inc.	Call	January 2012	600	6	9,576	14,159
Halliburton Co.	Call	January 2012	55	40	280	11,440
Hewlett-Packard Co.	Call	January 2012	45	80	320	36,238
Intel Corp.	Call	January 2012	25	35	1,435	3,760
Intel Corp.	Call	January 2012	22.50	179	20,227	3,200
International Business Machines Corp.	Call	January 2012	195	40	15,600	(7,640)
Johnson & Johnson	Call	January 2012	65	70	17,465	(3,622)
Johnson & Johnson	Call	January 2012	70	80	5,920	4,090
JPMorgan Chase & Co.	Call	January 2012	45	105	525	32,286
JPMorgan Chase & Co.	Call	January 2012	50	20	70	6,660
JPMorgan Chase & Co.	Call	January 2012	47.50	110	330	28,159
Kraft Foods, Inc.	Call	January 2012	35	168	17,808	2,238
McDonald’s Corp.	Call	January 2012	95	36	6,678	(1,026)
McDonald’s Corp.	Call	March 2012	100	30	4,155	165
Merck & Co., Inc.	Call	January 2012	40	74	740	18,803
Microsoft Corp.	Call	January 2012	30	47	1,175	6,677
Microsoft Corp.	Call	January 2012	27.50	30	2,265	2,685
Newmont Mining Corp.	Call	January 2012	65	14	7,000	20
Newmont Mining Corp.	Call	January 2012	70	7	2,222	1,217
Nextera Energy, Inc.	Call	January 2012	55	4	920	215
NIKE, Inc.	Call	January 2012	100	20	4,410	2,430
Occidental Petroleum Corp.	Call	January 2012	105	50	2,150	38,949
Oracle Corp.	Call	January 2012	30	35	7,665	(2,310)
Oracle Corp.	Call	January 2012	35	215	13,868	31,879
Pepsico, Inc.	Call	October 2011	65	50	2,500	900
Pfizer, Inc.	Call	January 2012	20	270	9,180	12,200
Philip Morris International, Inc.	Call	March 2012	77.50	30	1,305	3,405

PPG Industries, Inc.	Call	January 2012	75	10	4,600	(930)
Schlumberger Ltd.	Call	January 2012	100	50	400	33,553
Southern Co.	Call	January 2012	40	40	14,720	(10,707)
Target Corp.	Call	January 2012	65	30	210	6,810
Target Corp.	Call	January 2012	57.50	20	1,300	7,540
Technology Select Sector SPDR	Call	January 2012	30	47	259	1,527
Teva Pharmaceutical Industries Ltd.	Call	January 2012	60	25	75	7,867
The Chubb Corp.	Call	January 2012	65	20	4,470	1,110
The Chubb Corp.	Call	January 2012	70	45	4,140	2,205
The Coca-Cola Co.	Call	January 2012	72.50	59	8,968	(376)
The Goldman Sachs Group, Inc.	Call	January 2012	165	14	154	24,017
The Goldman Sachs Group, Inc.	Call	January 2012	170	10	105	11,915
The Home Depot, Inc.	Call	November 2011	40	75	675	9,300
The Home Depot, Inc.	Call	January 2012	35	39	6,084	553
The Kroger Co.	Call	January 2012	22.50	7	840	220
The Proctor & Gamble Co.	Call	January 2012	70	63	3,024	9,342
The Proctor & Gamble Co.	Call	April 2012	70	50	5,550	(650)
The TJX Cos., Inc.	Call	October 2011	55	25	6,125	(2,825)
The Walt Disney Co.	Call	October 2011	47	125	188	17,992
The Walt Disney Co.	Call	January 2012	50	77	231	9,240
U.S. Bancorp	Call	January 2012	25	115	19,953	5,402
U.S. Bancorp	Call	January 2012	30	190	4,750	23,736
Union Pacific Corp.	Call	January 2012	110	30	1,140	12,281
United Parcel Service, Inc.	Call	January 2012	75	22	1,078	6,922
United Technologies Corp.	Call	January 2012	85	20	1,920	6,800
UnitedHealth Group, Inc.	Call	December 2011	55	35	2,310	2,975
Utilitites Select Sector SPDR	Call	January 2012	35	35	3,605	(758)
Verizon Communications, Inc.	Call	January 2012	40	70	3,640	3,640
Visa, Inc.	Call	January 2012	97.50	30	9,075	(15)
Wal-Mart Stores, Inc.	Call	January 2012	60	75	1,575	12,979
Wal-Mart Stores, Inc.	Call	January 2012	62.50	60	360	7,980
Wells Fargo & Co.	Call	January 2012	30	110	6,050	21,980

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$831,420

The following is a summary of Dividend Capture Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	1,380	272,903
Options expired	—	—
Options closed	(980)	(220,798)
Options exercised	(100)	(7,900)
Outstanding at 09/30/2011	300	$44,205

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Colgate-Palmolive Co.	Call	October 2011	$90	100	$20,650	$1,550
The Hershey Co.	Call	October 2011	60	200	23,900	(1,895)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(345)

The following is a summary of Global Select Markets Fund written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	2,240	310,930
Options expired	(410)	(66,094)
Options closed	(370)	(102,208)
Options exercised	(1,000)	(71,499)
Outstanding at 09/30/2011	460	$71,129

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Powershares DB US Dollar Index Bullish Fund	Put	December 2011	$22	450	$16,650	$23,460
MasterCard, Inc.	Put	January 2012	325	10	36,400	(5,381)

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$18,079

The following is a summary of Growth Fund written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	1,761	217,095
Outstanding at 09/30/2011	1,761	$217,095

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Altria Group	Call	October 2011	$27	865	$54,495	$(19,896)
Amazon.com, Inc.	Call	October 2011	235	72	29,520	8,423
McDonald’s Corp.	Call	October 2011	87.50	181	47,513	(13,485)
Priceline.com, Inc.	Call	October 2011	555	38	2,280	64,865
The Coca-Cola Co.	Call	October 2011	72.50	365	10,220	16,424
Whole Foods Market, Inc.	Call	October 2011	75	240	10,560	6,176

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$62,507

The following is a summary of Income Equity Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	3,105	175,187
Options expired	(2,280)	(146,287)
Options closed	(560)	(12,320)
Options exercised	(265)	(16,580)
Outstanding at 09/30/2011	—	$—

The following is a summary of New Economy Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	849	$521,395
Options written	15,124	7,307,791
Options expired	(441)	(151,629)
Options closed	(14,948)	(7,381,333)
Options exercised	(584)	(296,224)
Outstanding at 09/30/2011	—	$—

The following is a summary of Real Strategies Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	4,000	$837,870
Options written	12,670	2,687,349
Options expired	(7,663)	(1,218,153)
Options closed	(4,771)	(927,480)
Options exercised	(3,031)	(538,330)
Outstanding at 09/30/2011	1,205	$841,256

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Fluor Corp.	Put	October 2011	$60	175	$241,500	$(100,278)
Joy Global, Inc.	Put	October 2011	40	115	37,375	(7,799)
Joy Global, Inc.	Put	November 2011	60	115	61,180	(8,626)
SPDR Gold Trust	Put	January 2012	125	350	66,675	193,021
IPATH S&P 500 VIX	Put	January 2012	60	450	128,250	229,958

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$306,276

The following is a summary of Situs Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	2,420	994,657
Options expired	(801)	(387,205)
Options closed	(200)	(95,408)
Options exercised	(1,419)	(512,044)
Outstanding at 09/30/2011	—	$—

F. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. As of September 30, 2011, the Funds did not have securities on loan.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At September 30, 2011, the Fixed Income Securities Fund held illiquid restricted securities representing 6.50% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Fixed Income Securities Fund:
Bank of Nova Scotia, 1.450%, 07/26/13	5/3/11	$5,000,000	$5,040,400	$5,049,740
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,283,158
FIA Card Services NA, 7.125%, 11/15/12	6/20/06	3,000,000	3,265,500	3,051,153
Royal Bank of Canada, 3.125%, 04/14/15	5/3/11	5,000,000	5,188,700	5,304,815
The Toronto-Dominion Bank, 2.200%, 07/29/15	6/29/11	3,000,000	3,060,750	3,093,429

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
Disciplined Equity Fund	$—	$14,968,707	$(9,405,227)	$5,563,480	$86
Dividend Capture Fund	1,122,914	44,470,485	(42,912,002)	2,681,397	267
Global Select Markets Fund	716,504	28,109,984	(28,542,946)	283,542	94
Growth Fund	6,700,122	59,276,335	(64,944,562)	1,031,895	199
Income Equity Fund	3,214,284	13,588,468	(14,847,107)	1,955,645	141
International Equity Fund	8,803,071	64,744,931	(61,342,470)	12,205,532	1,056
Macro 100 Fund	2,108,417	13,073,602	(12,335,262)	2,846,757	343
Mid Corp America Fund	1,913,483	31,079,115	(28,721,499)	4,271,099	531
New Economy Fund	1,609,241	83,836,101	(84,783,579)	661,763	320
Real Strategies Fund	101,452	40,526,283	(33,675,594)	6,952,141	456
Rotating Markets Fund	183,730	5,892,347	(4,124,212)	1,951,865	44
Situs Fund	28	42,119,163	(32,771,616)	9,347,575	674
Technical Opportunities Fund	675,043	4,180,006	(2,972,921)	1,882,128	45
Fixed Income Securities Fund	1,571,742	68,429,647	(67,923,188)	2,078,201	260
Intermediate Government Income Fund	1,783,867	30,779,025	(29,459,934)	3,102,958	260
Mortgage Securities Fund	2,668,401	25,599,050	(26,111,592)	2,155,859	264
Short/Intermediate Fixed Income Securities Fund	4,188,774	61,061,215	(61,357,066)	3,892,923	298

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
Money Market Fund	$749,149	3,946,021	$(4,407,759)	$287,411	$57
Dividend Capture Fund	1,165,338	329,121	(352,017)	1,088,611	31,227
Global Select Markets Fund	—	682,564	(32,668)	556,983	—
Growth Fund	2,093,366	1,623,761	(191,057)	3,089,732	—
Income Equity Fund	2,160,184	1,142,472	(42,624)	2,976,623	67,338
International Equity Fund	3,133,325	671,517	(932,855)	2,463,518	—
Macro 100 Fund	2,181,473	1,285,032	(266,827)	2,814,331	—
Mid Corp America Fund	1,126,908	397,112	(363,266)	1,040,038	—
New Economy Fund	844,626	273,426	(235,254)	770,215	—
Situs Fund	2,004,678	690,628	(641,787)	1,785,844	—
Fixed Income Securities Fund	4,147,173	822,637	(1,122,896)	3,998,959	91,141
Intermediate Government Income Fund	1,933,254	387,620	(506,647)	1,865,987	39,271
Mortgage Securities Fund	1,101,642	218,791	(267,247)	1,064,454	27,329
Short/Intermediate Fixed Income Securities Fund	1,926,180	385,711	(459,101)	1,867,884	21,939

Conservative Allocation Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
Money Market Fund	$637,641	$2,151,228	$(2,640,045)	$148,825	$30
Dividend Capture Fund	231,157	84,755	(67,147)	237,035	6,178
Global Select Markets Fund	—	147,012	(5,157)	121,225	—
Growth Fund	414,890	397,319	(51,313)	672,597	—
Income Equity Fund	428,107	300,319	(21,222)	648,099	13,339
International Equity Fund	620,425	205,605	(204,427)	536,365	—
Macro 100 Fund	432,293	338,703	(79,676)	612,692	—
Mid Corp America Fund	223,074	100,578	(71,491)	226,417	—
New Economy Fund	167,208	70,901	(47,700)	167,704	—
Situs Fund	397,378	169,774	(121,967)	388,798	—
Fixed Income Securities Fund	5,125,522	541,126	(702,652)	5,138,339	108,738
Intermediate Government Income Fund	2,388,604	247,133	(296,403)	2,397,619	46,706
Mortgage Securities Fund	1,362,587	153,438	(159,450)	1,367,646	32,837
Short/Intermediate Fixed Income Securities Fund	2,379,626	249,393	(244,201)	2,399,949	26,191

Growth Allocation Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
Money Market Fund	$576,965	$2,863,357	$(3,217,326)	$222,997	$46
Dividend Capture Fund	1,207,081	340,565	(389,341)	1,099,905	32,128
Global Select Markets Fund	—	708,271	(49,970)	562,846	—
Growth Fund	2,169,260	1,575,795	(164,680)	3,122,186	—
Income Equity Fund	2,238,576	1,089,354	(18,392)	3,007,617	69,213
International Equity Fund	3,250,323	601,209	(937,886)	2,489,176	—
Macro 100 Fund	2,262,629	1,199,739	(213,775)	2,843,785	—
Mid Corp America Fund	1,166,583	374,001	(361,569)	1,050,937	—
New Economy Fund	875,746	254,032	(232,594)	778,205	—
Situs Fund	2,079,110	646,624	(639,916)	1,804,501	—
Fixed Income Securities Fund	1,482,045	329,064	(649,639)	1,212,465	31,074
Intermediate Government Income Fund	691,331	156,451	(299,489)	565,763	13,436
Mortgage Securities Fund	393,913	86,766	(162,346)	322,749	9,171
Short/Intermediate Fixed Income Securities Fund	688,840	155,419	(283,758)	566,354	7,498

J. Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2011, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

K. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Mutual Funds — 97.7% (a)
496,802	Huntington Fixed Income Securities Fund, Trust Shares	$11,376,765
151,485	Huntington VA Dividend Capture Fund	1,437,594
889,802	Huntington VA Growth Fund	6,139,631
524,671	Huntington VA Income Equity Fund	4,312,793
293,319	Huntington VA International Equity Fund	3,584,356
220,749	Huntington VA Macro 100 Fund	1,761,577
91,199	Huntington VA Mid Corp America Fund	1,403,558
197,297	Huntington VA Mortgage Securities Fund	2,345,861
141,475	Huntington VA New Economy Fund	1,547,734
66,128	Huntington VA Situs Fund	876,858

Total Mutual Funds (Cost $34,586,256)		34,786,727

Cash Equivalents — 2.2%
785,880	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	785,880

Total Cash Equivalents (Cost $785,880)		785,880

Total Investments (Cost $35,372,136) — 99.9%		35,572,607

Other Assets in Excess of Liabilities — 0.1%		37,086

Net Assets — 100.0%		$35,609,693

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

Huntington VA Dividend Capture Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 70.5%
Consumer Discretionary — 3.3%
13,000	Bob Evans Farms, Inc.	$370,760
8,250	Genuine Parts Co.	419,100
5,500	The Buckle, Inc.	211,530

		1,001,390

Consumer Staples — 7.7%
9,000	Archer-Daniels-Midland Co.	223,290
1,250	Colgate-Palmolive Co.	110,850
11,750	H.J. Heinz Co.	593,140
6,000	Philip Morris International, Inc.	374,280
6,250	The Hershey Co.	370,250
9,000	Walgreen Co.	296,010
7,000	Wal-Mart Stores, Inc.	363,300

		2,331,120

Energy — 13.4%
14,000	Cenovus Energy, Inc.	429,940
2,250	Chevron Corp.	208,170
9,250	ConocoPhillips	585,710
13,250	Exxon Mobil Corp.	962,347
10,500	Murphy Oil Corp.	463,680
7,500	Royal Dutch Shell PLC ADR	461,400
21,000	Total SA ADR	921,270

		4,032,517

Financials — 12.5%
10,750	American Financial Group, Inc.	334,003
6,000	Bank of Montreal	335,100
26,500	Community Bank System, Inc.	601,285
16,000	Federated Investors, Inc., Class B	280,480
11,250	H & R Block, Inc.	149,738
8,000	JPMorgan Chase & Co.	240,960
7,245	Kemper Corp.	173,590
5,000	M&T Bank Corp.	349,500
11,500	NYSE Euronext	267,260
6,000	Principal Financial Group, Inc.	136,020
7,500	Royal Bank of Canada	342,900
3,500	The Travelers Cos., Inc.	170,555
8,000	U.S. Bancorp	188,320
8,250	Waddell & Reed Financial, Inc., Class A	206,333

		3,776,044

Health Care — 7.7%
9,000	Abbott Laboratories	460,260
6,750	AstraZeneca PLC ADR	299,430
7,500	Baxter International, Inc.	421,050
16,500	Eli Lilly & Co.	610,005
16,000	Merck & Co., Inc.	523,360

		2,314,105

Industrials — 6.4%
7,500	3M Co.	538,425
17,500	Brady Corp., Class A	462,525
3,500	CSX Corp.	65,345
7,000	General Electric Co.	106,680
5,500	Lockheed Martin Corp.	399,520
11,500	Waste Management, Inc.	374,440

		1,946,935

Information Technology — 3.3%
11,000	Corning, Inc.	135,960
26,000	Intel Corp.	554,580
4,000	Microsoft Corp.	99,560
17,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	201,442

		991,542

Materials — 1.7%
11,000	Sensient Technology Corp.	358,050
6,250	Southern Copper Corp.	156,188

		514,238

Real Estate Investment Trusts — 7.5%
4,000	Acadia Realty Trust	74,800
9,500	CBL & Associates Properties, Inc.	107,920
2,500	EastGroup Properties, Inc.	95,350
3,000	Entertainment Properties Trust	116,940
1,500	Equity Residential Properties Trust	77,805
3,000	HCP, Inc.	105,180
7,000	Highwoods Properties, Inc.	197,820
3,000	Home Properties, Inc.	170,280
10,500	Hospitality Properties Trust	222,915
4,500	Liberty Property Trust	130,995
3,250	Mid-America Apartment Communities, Inc.	195,715
2,500	National Health Investors, Inc.	105,325
15,000	Pennsylvania Real Estate Investment Trust	115,950
5,000	Realty Income Corp.	161,200
1,374	Simon Property Group, Inc.	151,113
4,500	Ventas, Inc.	222,300

		2,251,608

Telecommunication Services — 2.0%
13,250	AT&T, Inc.	377,890
6,000	Verizon Communications, Inc.	220,800

		598,690

Utilities — 5.0%
21,000	CMS Energy Corp.	415,590
5,750	Entergy Corp.	381,168
16,750	Exelon Corp.	713,717

		1,510,475

Total Common Stocks (Cost $22,613,592)		21,268,664

Preferred Stocks — 25.0%
Energy — 2.1%
22,000	NextEra Energy Capital Holdings, Inc., 8.750%	634,920

Financials — 17.0%
15,000	Allianz SE, 8.375%	389,062
3,000	American Financial Group, Inc., 7.000%	77,040
12,500	Ameriprise Financial, Inc., 7.750%	339,625
1,671	Barclays Bank PLC, 6.625%	32,668
20,000	BB&T Capital Trust V, 8.950%	526,800
14,000	Credit Suisse Guernsey, 7.900%	355,180
1,000	General Electric Capital Corp., 6.000%	25,570
10,000	JPMorgan Chase Capital XXVI, 8.000%	255,100
16,000	M&T Capital Trust IV, 8.500%	411,040
11,000	Merrill Lynch & Co. Capital Trust V, 7.280%	222,090

Shares		Value
16,000	Morgan Stanley Capital Trust, 6.600%	344,960
6,000	PartnerRe Ltd, 6.500%	145,560
7,000	PLC Capital Trust IV, 7.250%	174,230
21,000	PNC Capital Trust E, 7.750%	542,010
16,000	Prudential Financial, Inc., 9.000%	443,200
14,000	RenaissanceRe Holdings Ltd., 6.080%	333,200
20,000	Wells Fargo Capital XII, 7.875%	514,800

		5,132,135

Real Estate Investment Trusts — 2.4%
10,500	Kimco Realty Corp., 7.750%	268,800
1,000	Public Storage, Inc., 6.450%	25,172
16,000	Vornado Realty LP, 7.875%	428,800

		722,772

Telecommunication Services — 0.7%
9,000	Qwest Corp, 7.500%	223,920

Utilities — 2.8%
15,000	Dominion Resources, Inc., Class A, 8.375%	436,350
4,460	Interstate Power & Light Co., 8.375%	129,340
10,000	Xcel Energy, Inc., 7.600%	276,900

		842,590

Total Preferred Stocks (Cost $7,293,380)		7,556,337

Exchange-Traded Funds — 1.7%
4,000	iShares S&P 500 Value Index Fund	206,320
13,000	Technology Select Sector SPDR Fund	306,410

		512,730

Total Exchange-Traded Funds (Cost $416,191)		512,730

Cash Equivalents — 2.0%
593,020	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	593,020

Total Cash Equivalents (Cost $593,020)		593,020

Total Investments (Cost $30,916,183) — 99.2%		29,930,751

Other Assets in Excess of Liabilities — 0.8%		238,438

Net Assets — 100.0%		$30,169,189

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Liability Co.

Huntington VA Growth Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 99.5%
Consumer Discretionary — 13.1%
1,350	Amazon.com, Inc. (a) *	$291,910
490	Chipotle Mexican Grill, Inc. *	148,445
1,920	Deckers Outdoor Corp. *	179,059
2,560	Dollar Tree, Inc. *	192,282
5,590	Lululemon Athletica, Inc. *	271,953
2,490	McDonald’s Corp. (a)	218,672
4,610	Nordstrom, Inc.	210,585
1,850	Panera Bread Co., Class A *	192,289
530	Priceline.com, Inc. (a) *	238,214
3,960	Yum! Brands, Inc.	195,584

		2,138,993

Consumer Staples — 14.7%
11,910	Altria Group, Inc. (a)	319,307
4,950	PepsiCo, Inc.	306,405
4,770	Philip Morris International, Inc.	297,553
5,370	Procter & Gamble Co.	339,277
5,040	The Coca-Cola Co. (a)	340,502
8,210	The Hain Celestial Group, Inc. *	250,815
8,300	Whole Foods Market, Inc. (a)	542,073

		2,395,932

Energy — 6.8%
2,450	Anadarko Petroleum Corp.	154,472
2,160	Carbo Ceramics, Inc.	221,465
1,760	Chevron Texaco Corp.	162,835
1,550	Core Laboratories N.V.	139,236
6,510	Enterprise Products Partners LP	261,376
2,330	Exxon Mobil Corp.	169,228

		1,108,612

Financials — 0.8%
1,840	Aflac, Inc.	64,308
1,990	JPMorgan Chase & Co.	59,939

		124,247

Health Care — 13.6%
5,400	Abbott Laboratories	276,156
4,270	Edwards Lifesciences Corp. *	304,366
8,700	Eli Lilly & Co.	321,639
8,210	Merck & Co., Inc.	268,549
3,082	Novo-Nordisk A/S ADR	306,721
6,570	Pfizer, Inc.	116,158
6,480	UnitedHealth Group, Inc.	298,858
4,860	WellPoint, Inc.	317,261

		2,209,708

Industrials — 7.4%
3,070	Caterpillar, Inc.	226,689
3,700	Cummins, Inc.	302,142
3,510	Deere & Co.	226,641
3,600	Illinois Tool Works, Inc.	149,760
2,130	United Technologies Corp.	149,867
1,010	W.W. Grainger, Inc.	151,035

		1,206,134

Information Technology — 34.8%
2,740	Apple, Inc. *	1,044,433
16,930	ARM Holdings PLC ADR	431,715
3,470	Baidu, Inc. SP ADR *	370,978
14,850	Cisco Systems, Inc.	230,026
14,840	EMC Corp. *	311,492
11,600	Finisar Corp. *	203,464
1,150	Google, Inc., Class A *	591,537
460	MasterCard, Inc., Class A	145,894
16,450	NVIDIA Corp. *	205,625
11,410	Oracle Corp.	327,923
6,700	Qualcomm, Inc.	325,821
11,640	Rackspace Hosting, Inc. *	397,390
5,990	Red Hat, Inc. *	253,137
2,630	Salesforce.com, Inc. *	300,556
9,340	SanDisk Corp. *	376,869
1,740	Visa Inc., Class A	149,153

		5,666,013

Materials — 3.4%
1,100	Agrium, Inc.	73,326
1,790	Allegheny Technologies, Inc.	66,212
3,610	Du Pont (E.I.) de Nemours & Co.	144,292
2,970	International Paper Co.	69,053
1,700	Potash Corporation of Saskatchewan, Inc.	73,474
1,350	Praxair, Inc.	126,198

		552,555

Real Estate Investment Trusts — 2.0%
3,350	Health Care REIT, Inc.	156,780
2,700	Mid-America Apartment Communities, Inc.	162,594
		319,374
Telecommunication Services — 2.3%
2,550	Verizon Communications, Inc.	93,840
24,810	Windstream Corp.	289,285

		383,125

Utilities — 0.6%
2,370	AGL Resources, Inc.	96,554

Total Common Stocks(Cost $16,500,010)		16,201,247

Cash Equivalents — 0.6%
90,706	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	90,706

Total Cash Equivalents(Cost $90,706)		90,706

Total Investments (Cost $16,590,716) — 100.1%		16,291,953

Liabilities in Excess of Other Assets — (0.1)%		(17,496)

Net Assets — 100.0%		$16,274,457

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Income Equity Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 98.4%
Consumer Discretionary — 5.9%
5,500	Genuine Parts Co.	$279,400
21,100	H & R Block, Inc.	280,841
4,100	Time Warner Cable, Inc., Class A	256,947
9,100	Time Warner, Inc.	272,727

		1,089,915

Consumer Staples — 12.3%
12,600	Altria Group, Inc.	337,806
4,600	Kimberly-Clark Corp.	326,646
9,900	Kraft Foods, Inc.	332,442
6,100	Philip Morris International, Inc.	380,518
12,400	Sysco Corp.	321,160
9,500	Unilever NV	299,155
5,700	Wal-Mart Stores, Inc.	295,830

		2,293,557

Energy — 20.2%
9,400	BP PLC ADR	339,058
3,700	Chevron Texaco Corp.	342,324
5,400	ConocoPhillips	341,928
12,900	Enerplus Corp.	316,566
9,400	Eni SpA ADR	330,222
4,500	Exxon Mobil Corp.	326,835
2,600	PetroChina Co. Ltd. ADR	313,274
5,600	Royal Dutch Shell PLC ADR	344,512
11,800	Spectra Energy Corp.	289,454
13,000	The Williams Cos., Inc.	316,420
7,000	Total SA ADR	307,090
5,600	YPF SA ADR	191,576

		3,759,259

Financials — 10.0%
7,600	Aflac, Inc.	265,620
29,000	Barclays PLC ADR	283,620
7,300	HSBC Holdings PLC ADR	277,692
8,700	JPMorgan Chase & Co.	262,044
9,500	NYSE Euronext	220,780
6,100	PNC Financial Services Group, Inc.	293,959
5,200	The Travelers Cos., Inc.	253,396

		1,857,111

Health Care — 11.8%
7,000	AstraZeneca PLC ADR	310,520
5,600	Baxter International, Inc.	314,384
9,400	Bristol-Myers Squibb Co.	294,972
8,600	Eli Lilly & Co.	317,942
9,900	Merck & Co., Inc.	323,829
17,200	Pfizer, Inc.	304,096
9,700	Sanofi-Aventis ADR	318,160

		2,183,903

Industrials — 10.1%
4,900	General Dynamics Corp.	278,761
20,800	General Electric Co.	316,992
5,200	Lockheed Martin Corp.	377,728
4,800	Norfolk Southern Corp.	292,896
19,100	R.R. Donnelley & Sons Co.	269,692
10,700	Waste Management, Inc.	348,392

		1,884,461

Information Technology — 6.6%
18,900	Cisco Systems, Inc.	292,761
17,200	Intel Corp.	366,876
11,800	Microsoft Corp.	293,702
10,100	Paychex, Inc.	266,337

		1,219,676

Materials — 2.6%
5,200	Du Pont (E.I.) de Nemours & Co.	207,844
11,900	International Paper Co.	276,675

		484,519

Real Estate Investment Trusts — 8.1%
9,400	HCP, Inc.	329,564
6,900	Health Care REIT, Inc.	322,920
13,900	Hospitality Properties Trust	295,097
9,400	Mack-Cali Realty Corp.	251,450
2,800	Simon Property Group, Inc.	307,944

		1,506,975

Telecommunication Services — 2.9%
9,800	AT&T, Inc.	279,496
22,500	Windstream Corp.	262,350

		541,846

Utilities — 7.9%
7,600	American Electric Power Co., Inc.	288,952
14,900	Duke Energy Corp.	297,851
4,400	Entergy Corp.	291,676
6,700	Exelon Corp.	285,487
5,800	Progress Energy, Inc.	299,976

		1,463,942

Total Common Stocks (Cost $19,131,755)		18,285,164

Cash Equivalents — 1.4%
266,004	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	266,004

Total Cash Equivalents (Cost $266,004)		266,004

Total Investments (Cost $19,397,759) — 99.8%		18,551,168

Other Assets in Excess of Liabilities — 0.2%		34,480

Net Assets — 100.0%		$18,585,648

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington VA International Equity Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 88.2%
Australia — 2.2%
Materials — 2.2%
15,200	BHP Billiton Ltd.	$504,985

Canada — 4.5%
Energy — 2.6%
12,470	Cenovus Energy, Inc.	382,954
11,570	EnCana Corp.	222,260

		605,214

Telecommunication Services — 1.9%
12,000	BCE, Inc.	449,520

		1,054,734

France — 7.4%
Energy — 1.3%
7,200	Total SA ADR	315,864

Financials — 2.7%
29,109	AXA SA ADR	382,783
6,147	BNP Paribas	243,299

		626,082

Health Care — 1.4%
5,000	Sanofi-Aventis	328,277

Utilities — 2.0%
9,323	GDF Suez ADR	279,131
6,600	GDF Suez	197,153

		476,284

		1,746,507

Germany — 5.6%
Consumer Staples — 1.4%
6,400	Henkel AG & Co. KGaA	340,050

Industrials — 2.5%
14,600	GEA Group AG	341,115
2,636	Siemens AG ADR	236,686

		577,801

Materials — 1.7%
7,500	K+S AG	394,314

		1,312,165

Hong Kong — 3.7%
Consumer Discretionary — 1.5%
219,000	Li & Fung Ltd.	359,553

Financials — 2.2%
14,900	Hong Kong Exchanges and Clearing Ltd.	213,434
61,800	The Wharf (Holdings) Ltd.	300,415

		513,849

		873,402

Israel — 1.7%
Health Care — 1.7%
10,700	Teva Pharmaceutical Industries Ltd. ADR	398,254

Italy — 1.1%
Energy — 1.1%
7,300	Saipem SpA	255,944

Japan — 19.2%
Consumer Discretionary — 3.6%
13,610	Honda Motor Co. Ltd. ADR	396,732
21,390	Panasonic Corp. ADR	203,633
13,100	Sony Corp. ADR	248,900

		849,265

Consumer Staples — 1.2%
6,000	Unicharm Corp.	287,972

Financials — 0.8%
49	Japan Prime Realty Investment Corp.	125,342
6	Japan Real Estate Investment Corp.	58,525

		183,867

Industrials — 4.9%
2,700	FANUC Ltd.	371,709
15,000	KOMATSU Ltd.	323,892
12,500	Makita Corp.	445,202

		1,140,803

Information Technology — 6.8%
10,051	Canon, Inc. ADR	454,908
18,000	Hoya Corp.	414,794
1,700	KEYENCE Corp.	465,437
4,800	Murata Manufacturing Co Ltd.	258,962

		1,594,101

Materials — 1.9%
33,000	Kuraray Co Ltd.	449,856

		4,505,864

Mexico — 2.7%
Consumer Staples — 1.2%
4,200	Fomento Economico Mexicano, S.A.B. de C.V. ADR	272,244

Telecommunication Services — 1.5%
16,500	America Movil SA de CV., Series L ADR	364,320

		636,564

Netherlands — 2.0%
Energy — 2.0%
15,400	Royal Dutch Shell PLC, Class A	477,579

Republic of South Korea — 1.3%
Materials — 1.3%
4,100	POSCO ADR	311,641

Singapore — 4.3%
Financials — 1.5%
39,000	DBS Group Holdings Ltd.	349,599
10,200	K-Green Trust	6,941

		356,540

Industrials — 1.5%
60,300	Keppel Corp Ltd.	353,184

Telecommunication Services — 1.3%
12,005	Singapore Telecommunications Ltd. ADR	289,873

		999,597

Spain — 1.3%
Financials — 1.3%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	176,486
16,000	Banco Santander SA ADR	128,640

		305,126

Sweden — 4.2%
Consumer Discretionary — 1.6%
12,800	Hennes & Mauritz AB	382,242

Shares		Value
Consumer Staples — 1.0%
18,900	Svenska Cellulosa AB (SCA)	229,729

Industrials — 1.6%
37,000	Volvo AB	361,637

		973,608

Switzerland — 6.7%
Consumer Staples — 1.8%
7,800	Nestle SA	428,769

Financials — 1.4%
5,600	ACE Ltd.	339,360

Health Care — 2.0%
8,290	Novartis AG ADR	462,333

Materials — 1.5%
6,730	Syngenta AG ADR	349,085

		1,579,547

Taiwan — 1.6%
Information Technology — 1.6%
31,877	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	364,354

United Kingdom — 17.7%
Consumer Discretionary — 1.9%
24,750	Pearson PLC ADR	433,373

Consumer Staples — 1.7%
6,874	Tesco PLC ADR	122,288
47,000	Tesco PLC	274,892

		397,180

Energy — 1.8%
4,450	BG Group PLC ADR	424,530

Financials — 3.2%
155,000	Barclays PLC	380,449
18,175	Standard Chartered PLC	362,718

		743,167

Health Care — 3.3%
5,500	AstraZeneca PLC ADR	243,980
12,645	GlaxoSmithKline PLC ADR	522,112

		766,092

Industrials — 1.6%
41,900	Rolls-Royce Holdings PLC *	384,126

Telecommunication Services — 2.1%
194,000	Vodafone Group PLC	500,918

Utilities — 2.1%
8,525	Scottish & Southern Energy PLC ADR	171,608
16,100	Scottish & Southern Energy PLC	321,942

		493,550

		4,142,936

United States — 1.0%
Energy — 1.0%
4,080	Schlumberger Ltd.	243,698

Total Common Stocks (Cost $22,392,958)		20,686,505

Exchange-Traded Funds — 2.4%
15,000	iShares MSCI Malaysia Index Fund	183,150
4,800	iShares MSCI South Korea Index Fund	223,536
13,100	iShares MSCI Taiwan Index Fund	154,711
Total Exchange-Traded Funds (Cost $523,817)		561,397

Closed-End Fund — 0.9%
12,766	Morgan Stanley India Investment Fund, Inc. *	214,341

Total Closed-End Fund (Cost $223,551)		214,341

Cash Equivalents — 8.0%
1,874,508	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,874,508

Total Cash Equivalents (Cost $1,874,508)		1,874,508

Total Investments (Cost $25,014,834) — 99.5%		23,336,751

Other Assets in Excess of Liabilities — 0.5%		123,554

Net Assets — 100.0%		$23,460,305

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

Huntington VA Macro 100 Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 96.3%
Consumer Discretionary — 9.7%
3,210	Comcast Corp., Class A	$67,089
3,000	D.R .Horton, Inc.	27,120
2,450	International Game Technology	35,599
1,560	Marriott International, Inc., Class A	42,494
1,370	Mattel, Inc.	35,469
855	McDonald’s Corp.	75,086
830	Starbucks Corp	30,951
980	Target Corp.	48,059
730	The TJX Cos., Inc.	40,493
980	The Walt Disney Co.	29,557
590	V.F. Corp.	71,697
1,305	Viacom, Inc., Class A	50,556

		554,170

Consumer Staples — 12.3%
1,470	Church & Dwight Co., Inc.	64,974
800	Colgate-Palmolive Co.	70,944
2,330	ConAgra Foods, Inc.	56,433
1,320	Kraft Foods, Inc., Class A	44,326
1,170	PepsiCo, Inc.	72,423
1,170	Procter & Gamble Co.	73,921
2,500	Sysco Corp.	64,750
780	The Clorox Co.	51,737
1,200	The Hershey Co.	71,088
1,500	Walgreen Co.	49,335
1,510	Wal-Mart Stores, Inc.	78,369

		698,300

Energy — 11.5%
430	Apache Corp.	34,503
2,350	Arch Coal, Inc.	34,263
590	Baker Hughes, Inc.	27,234
3,180	Chesapeake Energy Corp.	81,249
1,843	Exxon Mobil Corp.	133,857
1,100	FMC Technologies, Inc. *	41,360
955	Halliburton Co.	29,147
780	Marathon Oil Corp.	16,832
2,400	Marathon Petroleum Corp.	64,944
730	Occidental Petroleum Corp.	52,195
1,370	Rowan Cos., Inc. *	41,360
1,025	Schlumberger Ltd.	61,223
1,900	Valero Energy Corp.	33,782

		651,949

Financials — 11.5%
1,270	Aflac, Inc.	44,387
1,450	American Express Co.	65,105
980	Berkshire Hathaway, Inc. *	69,619
3,620	Discover Financial Services	83,043
2,250	JPMorgan Chase & Co.	67,770
1,450	PNC Financial Services Group, Inc.	69,875
980	Prudential Financial, Inc.	45,923
1,450	State Street Corp.	46,632
1,030	Torchmark Corp.	35,906
3,600	U.S. Bancorp	84,744
1,660	Wells Fargo & Co.	40,039

		653,043

Health Care — 11.8%
1,000	Amgen, Inc.	54,950
1,330	Baxter International, Inc.	74,666
1,260	Becton, Dickinson & Co.	92,383
1,500	Eli Lilly & Co.	55,455
1,200	Johnson & Johnson	76,452
1,080	McKesson Corp.	78,516
1,300	Medtronic, Inc.	43,212
2,870	Mylan Laboratories, Inc. *	48,790
1,890	Patterson Cos., Inc.	54,111
3,910	Pfizer, Inc.	69,129
5,870	Tenet Healthcare Corp. *	24,243

		671,907

Industrials — 9.1%
300	Caterpillar, Inc.	22,152
415	Cummins, Inc.	33,889
830	Deere & Co.	53,593
1,520	General Electric Co.	23,165
900	Honeywell International, Inc.	39,519
625	Illinois Tool Works, Inc.	26,000
530	Pall Corp.	22,472
390	Parker Hannifin Corp.	24,621
1,080	Stericycle, Inc. *	87,178
490	Union Pacific Corp.	40,018
700	United Parcel Service, Inc., Class B	44,205
680	United Technologies Corp.	47,845
365	W.W. Grainger, Inc.	54,582

		519,239

Information Technology — 20.3%
425	Apple, Inc. *	162,001
1,650	Autodesk, Inc. *	45,837
1,370	BMC Software, Inc. *	52,827
4,000	Cisco Systems, Inc.	61,960
880	Cognizant Technology Solutions Corp., Class A *	55,176
4,000	Dell, Inc. *	56,600
3,420	EMC Corp. *	71,786
850	Fiserv, Inc. *	43,155
225	Google, Inc., Class A *	115,735
2,650	Intel Corp.	56,524
875	International Business Machines Corp.	153,151
1,080	Intuit, Inc.	51,235
4,250	Jabil Circuit, Inc.	75,607
2,750	Microsoft Corp.	68,447
2,000	Oracle Corp.	57,480
980	VeriSign, Inc. *	28,038

		1,155,559

Materials — 3.8%
3,050	Ball Corp.	94,611
1,650	Freeport-McMoRan Copper & Gold, Inc., Class B	50,242
400	Newmont Mining Corp.	25,160
2,050	The Dow Chemical Co.	46,043

		216,056

Telecommunication Services — 2.7%
1,810	AT&T, Inc.	51,621
980	CenturyLink, Inc.	32,458
1,860	Verizon Communications, Inc.	68,448

Shares		Value
		152,527

Utilities — 3.6%
490	Consolidated Edison, Inc.	27,940
640	Dominion Resources, Inc., Class A	32,493
1,000	Exelon Corp.	42,610
920	Pinnacle West Capital Corp.	39,505
490	Progress Energy, Inc.	25,343
665	Sempra Energy	34,248

		202,139

Total Common Stocks(Cost $5,631,162)		5,474,889

Cash Equivalents — 3.8%
216,581	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	216,581

Total Cash Equivalents(Cost $216,581)		216,581

Total Investments (Cost $5,847,743) — 100.1%		5,691,470

Liabilities in Excess of Other Assets — (0.1)%		(3,885)

Net Assets — 100.0%		$5,687,585

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington VA Mid Corp America Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 95.9%
Consumer Discretionary — 10.9%
810	Advance Auto Parts, Inc.	$47,061
3,020	Bob Evans Farms, Inc.	86,130
2,700	BorgWarner, Inc. *	163,431
1,900	Coinstar, Inc. *	76,000
2,500	Guess?, Inc.	71,225
2,500	Kohl’s Corp.	122,750
2,400	Mohawk Industries, Inc. *	102,984
4,858	Nordstrom, Inc.	221,913
3,020	PetSmart, Inc.	128,803
850	Ralph Lauren Corp.	110,245
1,840	Ross Stores, Inc.	144,790
4,482	Royal Caribbean Cruises Ltd.	96,990
1,920	V.F. Corp.	233,318
530	Whirlpool Corp.	26,452
1,000	Wolverine World Wide, Inc.	33,250

		1,665,342

Consumer Staples — 6.2%
7,760	Church & Dwight Co., Inc.	342,992
3,170	Constellation Brands, Inc., Class A *	57,060
3,850	Corn Products International, Inc.	151,074
3,500	Dr. Pepper Snapple Group, Inc.	135,730
4,330	Ruddick Corp.	168,827
2,460	The Fresh Market, Inc. *	93,874

		949,557

Energy — 8.0%
6,428	Chesapeake Energy Corp.	164,235
2,210	CMS Energy Corp.	43,736
5,520	CVR Energy, Inc. *	116,693
2,510	Forest Oil Corp. *	36,144
2,480	Helmerich & Payne, Inc.	100,688
2,000	Murphy Oil Corp.	88,320
3,724	Noble Energy, Inc.	263,659
2,020	Oceaneering International, Inc.	71,387
5,410	RPC, Inc.	88,291
5,300	Seadrill Ltd.	145,909
1,393	Unit Corp. *	51,430
4,438	Weatherford International Ltd. *	54,188

		1,224,680

Financials — 8.4%
1,200	Allied World Assurance Co. Holdings AG	64,452
3,400	Cincinnati Financial Corp.	89,522
3,259	City National Corp.	123,060
480	Everest Re Group Ltd.	38,102
4,110	First American Financial Corp.	52,608
7,200	First Niagara Financial Group, Inc.	65,880
2,600	Invesco Ltd.	40,326
1,200	Jones Lang LaSalle, Inc.	62,172
2,367	Legg Mason, Inc.	60,856
5,440	Principal Financial Group, Inc.	123,325
2,630	Prosperity Bancshares, Inc.	85,948
2,700	T. Rowe Price Group, Inc.	128,979
5,560	Torchmark Corp.	193,822
3,310	Trustmark Corp.	60,077
1,900	Unum Group	39,824
2,560	Waddell & Reed Financial, Inc.	64,026

		1,292,979

Health Care — 11.8%
4,480	AmerisourceBergen Corp.	166,970
1,480	Biogen Idec, Inc. *	137,862
2,300	Coventry Health Care, Inc. *	66,263
5,956	Life Technologies Corp. *	228,889
5,349	Lincare Holdings, Inc.	120,352
3,980	Owens & Minor, Inc.	113,350
1,900	Quest Diagnostics, Inc.	93,784
3,940	St. Jude Medical, Inc.	142,589
8,213	Thermo Fisher Scientific, Inc. *	415,906
4,720	Watson Pharmaceutical, Inc. *	322,140

		1,808,105

Industrials — 14.4%
4,300	AECOM Technology Corp. *	75,981
1,275	Alliant Techsystems, Inc.	69,500
3,600	CNH Global NV NYS *	94,464
5,712	Cooper Industries PLC	263,437
1,700	Cummins, Inc.	138,822
1,900	Elbit Systems Ltd.	75,430
2,800	EMCOR Group, Inc.	56,924
450	Flowserve Corp.	33,300
3,500	General Cable Corp. *	81,725
3,440	Jacobs Engineering Group, Inc. *	111,078
6,400	John Bean Technologies Corp.	91,264
6,538	Kennametal, Inc.	214,054
2,449	L-3 Communications Holdings, Inc.	151,765
4,279	Pall Corp.	181,430
2,834	Parker Hannifin Corp.	178,910
400	Rockwell International Corp.	22,400
4,170	Rollins, Inc.	78,021
2,500	Ryder System, Inc.	93,775
3,700	Thomas & Betts Corp. *	147,667
1,200	UniFirst Corp.	54,348

		2,214,295

Information Technology — 18.6%
1,300	Amdocs Ltd. *	35,256
13,460	Amkor Technology, Inc. *	58,686
7,520	Autodesk, Inc. *	208,906
2,695	Benchmark Electronics, Inc. *	35,062
2,330	BMC Software, Inc. *	89,845
2,900	Broadcom Corp., Class A *	96,541
4,910	Citrix Systems, Inc. *	267,742
6,400	CTS Corp.	52,032
1,000	Cymer, Inc. *	37,180
4,005	Fidelity National Information Services, Inc.	97,402
1,700	Fiserv, Inc. *	86,309
4,982	FLIR Systems, Inc.	124,799
4,810	Forrester Research, Inc. *	156,373
4,000	Harris Corp.	136,680
720	InterDigital, Inc. *	33,538
3,330	j2 Global Communications, Inc.	89,577
3,500	JDA Software Group, Inc. *	82,040
3,150	Molex, Inc.	64,165
1,800	Multi-Fineline Electronix, Inc. *	35,892
3,748	NCR Corp. *	63,304
6,000	NVIDIA Corp. *	75,000
13,520	ON Semiconductor Corp. *	96,938

Shares		Value
3,160	Progress Software Corp. *	55,458
2,120	SanDisk Corp. *	85,542
3,800	Synopsys, Inc. *	92,568
2,500	Syntel, Inc.	107,975
6,068	Teradata Corp. *	324,820
2,090	Veeco Instruments, Inc. *	50,996
13,280	Vishay Intertechnology, Inc. *	111,021

		2,851,647

Materials — 6.4%
2,000	Albemarle Corp.	80,800
911	Allegheny Technologies, Inc.	33,698
2,200	AptarGroup, Inc.	98,274
1,400	Ball Corp.	43,428
2,160	Cia de Minas Buenaventura SA	81,518
3,500	Cytec Industries, Inc.	122,990
3,300	FMC Corp.	228,228
1,700	Innophos Holdings, Inc.	67,779
1,450	PPG Industries, Inc.	102,457
700	Schnitzer Steel Industries, Inc.	25,760
1,100	Silver Wheaton Corp.	32,395
2,400	Sonoco Products Co.	67,752

		985,079

Real Estate Investment Trusts — 6.7%
1,760	Alexandria Real Estate Equities, Inc.	108,046
2,130	Entertainment Properties Trust	83,027
1,100	Federal Realty Investment Trust	90,651
2,670	Highwoods Properties, Inc.	75,454
1,500	Home Properties, Inc.	85,140
3,431	Host Hotels & Resorts, Inc.	37,535
1,500	Liberty Property Trust	43,665
2,620	Mack-Cali Realty Corp.	70,085
1,600	Mid-America Apartment Communities, Inc.	96,352
2,040	PS Business Parks, Inc.	101,062
2,700	Rayonier, Inc.	99,333
2,240	Sovran Self Storage, Inc.	83,261
1,190	Ventas, Inc.	58,786

		1,032,397

Telecommunication Services — 0.5%
3,410	MetroPCS Communications, Inc. *	29,701
1,100	TELUS Corp.	50,864

		80,565

Utilities — 4.0%
840	DTE Energy Co.	41,177
7,381	MDU Resources Group, Inc.	141,641
1,700	National Fuel Gas Co.	82,756
1,700	New Jersey Resources Corp.	72,369
4,100	Portland General Electric Co.	97,129
7,628	Questar Corp.	135,092
1,570	Xcel Energy, Inc.	38,763

		608,927

Total Common Stocks (Cost $11,151,290)		14,713,573

Cash Equivalents — 4.1%
631,860	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	631,860

Total Cash Equivalents (Cost $631,860)		631,860

Total Investments (Cost $11,783,150) — 100.0%		15,345,433

Liabilities in Excess of Other Assets — (0.0)%		(1,187)

Net Assets — 100.0%		$15,344,246

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

NYS — New York Shares.

PLC — Public Liability Co.

Huntington VA New Economy Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Contracts or Shares		Value
Common Stocks — 87.2%
Consumer Discretionary — 16.5%
1,000	Chipotle Mexican Grill, Inc. *	$302,950
5,700	Dick’s Sporting Goods, Inc. *	190,722
3,100	Dollar Tree, Inc. *	232,841
2,100	Fossil, Inc. *	170,226
5,300	The Buckle, Inc.	203,838
1,600	Tractor Supply Co.	100,080
3,000	Tupperware Brands Corp.	161,220
4,000	Ulta Salon Cosmetics & Fragrance, Inc. *	248,920

		1,610,797

Consumer Staples — 6.2%
2,000	Diamond Foods, Inc.	159,580
2,400	Green Mountain Coffee Roasters, Inc. *	223,056
2,600	Hansen Natural Corp. *	226,954

		609,590

Energy — 9.6%
3,000	Baker Hughes, Inc.	138,480
6,700	Basic Energy Services, Inc. *	94,872
1,100	Carbo Ceramics, Inc.	112,783
15,300	Clean Energy Fuels Corp. *	170,136
6,700	Complete Production Services, Inc. *	126,295
4,700	Golar LNG Ltd.	149,366
5,772	HollyFrontier Corp.	151,342

		943,274

Financials — 3.1%
7,100	Montpelier Re Holdings Ltd.	125,528
6,000	MSCI, Inc., Class A *	181,980

		307,508

Health Care — 13.4%
3,000	Athenahealth, Inc. *	178,650
3,500	Catalyst Health Solutions, Inc. *	201,915
5,300	Cepheid, Inc. *	205,799
2,800	Cerner Corp. *	191,856
3,000	Computer Programs & Systems, Inc.	198,450
10,700	Mylan Laboratories, Inc. *	181,900
5,000	Onyx Pharmaceuticals, Inc. *	150,050

		1,308,620

Industrials — 10.6%
9,400	Colfax Corp. *	190,444
8,900	Corrections Corp. of America *	201,941
9,500	Greenbrier Cos., Inc. *	110,675
3,100	Lindsay Corp.	166,780
4,300	Robbins & Myers, Inc.	149,253
7,600	Westport Innovations, Inc. *	219,868

		1,038,961

Information Technology — 18.9%
2,400	Alliance Data Systems Corp. *	222,480
2,200	BMC Software, Inc. *	84,832
6,500	Cognex Corp.	176,215
2,700	F5 Networks, Inc. *	191,835
4,000	NetApp, Inc. *	135,760
8,900	NVIDIA Corp. *	111,250
9,800	Riverbed Technology, Inc. *	195,608
1,300	Salesforce.com, Inc. *	148,564
1,600	Sina Corp./China *	114,576
10,400	Skyworks Solutions, Inc. *	186,576
5,900	TIBCO Software, Inc. *	132,101
5,900	Western Digital Corp. *	151,748

		1,851,545

Materials — 6.0%
19,000	American Vanguard Corp.	212,040
1,400	CF Industries Holdings, Inc.	172,746
13,200	Titanium Metals Corp.	197,736

		582,522

Real Estate Investment Trusts — 1.4%
2,700	Ventas, Inc.	133,380

Utilities — 1.5%
2,300	Alliant Energy Corp.	88,964
1,200	National Fuel Gas Co.	58,416

		147,380

Total Common Stocks (Cost $9,960,925)		8,533,577

Options Purchased — 5.2%
225	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $40, Expiring November 2011	290,250
225	iPath S&P 500 VIX Short-Term Futures ETN, Call @ $45, Expiring October 2011	219,375

Total Options Purchased (Cost $322,840)		509,625

Cash Equivalents — 7.7%
751,304	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	751,304

Total Cash Equivalents (Cost $751,304)		751,304

Total Investments (Cost $11,035,069) — 100.1%		9,794,506

Liabilities in Excess of Other Assets — (0.1)%		(7,446)

Net Assets — 100.0%		$9,787,060

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

Huntington VA Real Strategies Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares, Principal Amount or Contracts		Value
Common Stocks — 75.5%
Consumer Staples — 5.3%
1,060	Bunge Ltd.	$61,787
6,040	Dean Foods Co. *	53,575
2,320	Smithfield Foods, Inc. *	45,240

		160,602

Energy — 23.9%
1,200	Arch Coal, Inc.	17,496
1,800	Cameco Corp.	32,976
1,400	Canadian Natural Resources Ltd.	40,978
2,000	Canadian Oil Sands Ltd.	38,580
2,000	Chesapeake Energy Corp.	51,100
2,840	El Paso Corp.	49,643
1,370	Enterprise Products Partners LP	55,006
576	HollyFrontier Corp.	15,103
1,200	Hugoton Royalty Trust	25,500
1,000	Linn Energy LLC	35,660
800	National Oilwell Varco, Inc.	40,976
1,775	Natural Resource Partners LP	45,014
1,400	Petroleo Brasileiro SA ADR	31,430
800	Rowan Cos., Inc. *	24,152
1,200	Sasol Ltd. ADR	48,720
400	Schlumberger Ltd.	23,892
1,400	Spectra Energy Corp.	34,342
886	StatoilHydro ASA ADR	19,093
18,500	Uranium Energy Corp. *	50,690
2,600	Valero Energy Corp.	46,228

		726,579

Industrials — 11.4%
1,200	AGCO Corp. *	41,484
300	Canadian National Railway Co.	19,974
1,600	Chicago Bridge & Iron Co. NV	45,808
1,300	Deere & Co.	83,941
2,100	Harsco Corp.	40,719
1,100	Lindsay Corp.	59,180
2,100	Manitowoc Co., Inc.	14,091
1,200	Robbins & Myers, Inc.	41,652

		346,849

Materials — 23.1%
650	Agrium, Inc.	43,329
500	Allegheny Technologies, Inc.	18,495
900	Barrick Gold Corp.	41,985
400	BHP Billiton Ltd. ADR	26,576
2,140	Cia de Minas Buenaventura SA ADR	80,764
2,700	Olin Corp.	48,627
2,620	Pan American Silver Corp.	70,137
1,110	Potash Corp. of Saskatchewan, Inc.	47,974
300	Praxair, Inc.	28,044
980	Rio Tinto PLC ADR	43,198
1,000	Sociedad Quimica y Minera de Chile SA ADR	47,810
3,170	Southern Copper Corp.	79,218
1,900	Vale SA ADR	43,320
700	Valmont Industries, Inc.	54,558
700	Yara International ASA ADR	27,090

		701,125

Real Estate Investment Trusts — 11.8%
500	Avalonbay Communities, Inc.	57,025
400	Boston Properties, Inc.	35,640
4,700	Duke Realty Corp.	49,350
2	Grocery & Pharmacy DST (a) (b)	47,078
2	New York Power DST (a) (b)	41,712
2,100	Rayonier, Inc.	77,259
703	Vornado Realty Trust	52,458

		360,522

Total Common Stocks (Cost $2,479,126)		2,295,677

Corporate Bonds — 2.0%
Financials — 2.0%
$ 50,000	Credit Suisse Securities USA LLC,0.000%, 3/26/13 (c)	61,935

Total Corporate Bonds (Cost $50,000)		61,935

Exchange-Traded Funds — 9.2%
2,700	Market Vectors Junior Gold Miners Fund	76,005
400	Oil Services HOLDRs Trust	41,244
2,000	PowerShares DB Agriculture Fund *	59,300
4,600	PowerShares DB US Dollar Index Bullish Fund *	102,626

Total Exchange-Traded Funds (Cost $304,531)		279,175

Closed-End Fund — 3.1%
4,500	Central Fund of Canada Ltd., Class A	93,105

Total Closed-End Fund (Cost $74,634)		93,105

Options Purchased — 0.8%
15	iPath S&P 500 VIX Mid-Term Futures ETN, Call @ $65, Expiring January 2012	19,350
15	iPath S&P 500 VIX Mid-Term Futures ETN, Put @ $55, Expiring January 2012	1,838
5	Market Vectors Gold Miners ETF, Call @ $55, Expiring January 2012	2,855

Total Options Purchased (Cost $24,180)		24,043

Cash Equivalents — 10.0%
304,005	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	304,005

Total Cash Equivalents (Cost $304,005)		304,005

Total Investments (Cost $3,236,476) — 100.6%		3,057,940

Liabilities in Excess of Other Assets — (0.6)%		(18,015)

Net Assets — 100.0%		$3,039,925

(a)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.
(b)	Illiquid security.
(c)	Zero coupon capital appreciation bond.
(d)	Investment in affiliate.
(e)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

LP — Limited Partnership

PLC — Public Liability Co.

Huntington VA Rotating Markets Fund

Portfolio of Investments - (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 99.1%
Consumer Discretionary — 10.2%
3,900	Home Depot, Inc.	$128,193
4,000	McDonald’s Corp.	351,280
4,100	The Walt Disney Co.	123,656

		603,129

Consumer Staples — 14.8%
4,100	Kraft Foods, Inc.	137,678
4,000	Procter & Gamble Co.	252,720
4,100	The Coca-Cola Co.	276,996
4,100	Wal-Mart Stores, Inc.	212,790

		880,184

Energy — 11.4%
4,100	Chevron Corp.	379,332
4,100	Exxon Mobil Corp.	297,783

		677,115

Financials — 9.0%
4,100	American Express Co.	184,090
4,100	Bank of America Corp.	25,092
4,100	JPMorgan Chase & Co.	123,492
4,100	The Travelers Cos., Inc.	199,793

		532,467

Health Care — 7.8%
4,000	Johnson & Johnson	254,840
4,100	Merck & Co., Inc.	134,111
4,100	Pfizer, Inc.	72,488

		461,439

Industrials — 20.2%
4,100	3M Co.	294,339
4,100	Caterpillar, Inc.	302,744
4,100	General Electric Co.	62,484
4,100	The Boeing Co.	248,091
4,100	United Technologies Corp.	288,476

		1,196,134

Information Technology — 17.9%
4,100	Cisco Systems, Inc.	63,509
4,100	Hewlett-Packard Co.	92,045
4,100	Intel Corp.	87,453
4,100	International Business Machines Corp.	717,623
4,000	Microsoft Corp.	99,560

		1,060,190

Materials — 3.4%
4,100	Alcoa, Inc.	39,237
4,100	Du Pont (E.I.) de Nemours & Co.	163,877

		203,114

Telecommunication Services — 4.4%
4,000	AT&T, Inc.	114,080
4,100	Verizon Communications, Inc.	150,880

		264,960

Total Common Stocks (Cost $5,533,766)		5,878,732

Cash Equivalents — 1.0%
57,703	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	57,703

Total Cash Equivalents (Cost $57,703)		57,703

Total Investments (Cost $5,591,469) — 100.1%		5,936,435

Liabilities in Excess of Other Assets — (0.1)%		(6,354)

Net Assets — 100.0%		$5,930,081

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.

Huntington VA Situs Fund

Portfolio of Investments – (Unaudited)

September 30, 2011

Shares		Value
Common Stocks — 86.3%
Bermuda — 1.9%
Financials — 1.9%
15,750	Cal Dive International, Inc. *	$514,631

Brazil — 0.1%
Consumer Discretionary — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	30,780

Chile — 0.1%
Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	38,248

Finland — 0.9%
Industrials — 0.9%
2,000	Cargotec Oyj	48,319
4,200	Kone Oyj	199,273

		247,592

Germany — 0.4%
Consumer Discretionary — 0.2%
1,500	Douglas Holding AG	59,268

Health Care — 0.2%
1,900	Stada Arzneimittel AG	40,062

		99,330

Hong Kong — 0.3%
Consumer Discretionary — 0.3%
13,000	Television Broadcasts Ltd.	70,875

Ireland — 0.5%
Consumer Staples — 0.5%
3,500	Kerry Group PLC	122,530

Japan — 0.6%
Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	58,300

Industrials — 0.2%
3,500	Sato Corp.	45,802

Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	70,277

		174,379

Sweden — 0.1%
Consumer Discretionary — 0.1%
4,800	Haldex AB	17,876

Switzerland — 0.2%
Consumer Discretionary — 0.2%
2,000	Garmin Ltd.	63,540

United Kingdom — 0.6%
Industrials — 0.6%
4,800	Concentric AB *	20,547
26,424	HALMA PLC *	129,432

		149,979

United States — 80.6%
Consumer Discretionary — 6.4%
40,000	Cabela’s, Inc., Class A *	819,600
3,000	Jakks Pacific, Inc.	56,850
1,500	Papa John’s International, Inc. *	45,600
1,500	Ralph Lauren Corp.	194,550
2,000	Rent-A-Center, Inc.	54,900
25,000	Sonic Corp. *	176,750
1,000	Sturm Ruger & Co., Inc.	25,980
15,000	Urban Outfitters, Inc. *	334,800

		1,709,030

Consumer Staples — 0.9%
700	Darling International, Inc. *	8,813
7,100	Fresh Del Monte Produce, Inc.	164,720
1,500	Sanderson Farms, Inc.	71,250

		244,783

Energy — 10.7%
10,000	Alliance Resource Partners LP	655,600
4,000	Atwood Oceanics, Inc. *	137,440
6,000	Carbo Ceramics, Inc.	615,180
11,000	Denbury Resources, Inc. *	126,500
1,000	Dril-Quip, Inc. *	53,910
1,744	Helix Energy Solutions Group, Inc. *	22,846
9,000	Lufkin Industries, Inc.	478,890
1,000	Newfield Exploration Co. *	39,690
11,000	OYO Geospace Corp. *	619,190
2,000	SM Energy Co.	121,300

		2,870,546

Financials — 8.6%
20,000	Cullen/Frost Bankers, Inc.	917,200
8,500	Equity One, Inc.	134,810
1,200	Ezcorp, Inc., Class A *	34,248
5,000	International Bancshares Corp.	65,750
15,000	Protective Life Corp.	234,450
30,000	Raymond James Financial, Inc.	778,800
3,000	SCBT Financial Corp.	74,040
1,500	WSFS Financial Corp.	47,355

		2,286,653

Health Care — 19.5%
20,000	Albany Molecular Research *	56,400
650	Bio-Rad Laboratories, Inc., Class A *	59,001
17,000	Cerner Corp. *	1,164,840
12,000	Edwards LifeSciences Corp. *	855,360
1,600	Healthways, Inc. *	15,728
500	Human Genome Sciences, Inc. *	11,250
3,000	Kindred Healthcare, Inc. *	25,860
15,000	Kinetic Concepts, Inc. *	988,350
18,000	Lincare Holdings, Inc.	405,000
10,000	Myriad Genetics, Inc. *	187,400
7,000	Osiris Therapeutics, Inc. *	35,840
1	PharMerica Corp. *	14
1,500	PSS World Medical, Inc. *	29,535
20,000	Watson Pharmaceutical, Inc. *	1,365,000

		5,199,578

Industrials — 11.7%
1,000	American Superconductor Corp. *	3,930
5,000	BE Aerospace, Inc. *	165,550
15,000	EnPro Industries, Inc. *	445,200
5,500	Flowserve Corp.	407,000
12,000	Harsco Corp.	232,680
40,000	Jabil Circuit, Inc.	711,600
2,000	Mine Safety Appliances Co.	53,920
10,000	Quanta Services, Inc. *	187,900
1,000	Ryder System, Inc.	37,510
22,000	Southwest Airlines Co.	176,880

Shares		Value
27,000	Trinity Industries, Inc.	578,070
5,000	Watts Water Technologies, Inc., Class A	133,250

		3,133,490

Information Technology — 13.3%
8,000	ACI Worldwide, Inc. *	220,320
14,000	Anixter International, Inc. *	664,160
4,000	Black Box Corp.	85,400
7,000	Diodes, Inc. *	125,440
3,000	Exlservice Holdings, Inc. *	66,000
1,500	HFF, Inc. *	34,380
3,000	Hutchinson Technology, Inc. *	5,880
6,000	Imation Corp. *	43,860
25,000	Red Hat, Inc. *	1,056,500
3,000	Scansource, Inc. *	88,680
10,000	Sigma Designs, Inc. *	78,400
12,000	Standard Microsystems Corp. *	232,800
25,000	Trimble Navigation Ltd. *	838,750
2,000	TriQuint Semiconductor, Inc. *	10,040
500	Tyler Technologies, Inc. *	12,640

		3,563,250

Materials — 6.0%
5,000	Albemarle Corp.	202,000
600	Buckeye Technologies, Inc.	14,466
3,000	Commercial Metals Co.	28,530
2,500	Eagle Materials, Inc.	41,625
3,000	Eastman Chemical Co.	205,590
9,000	Owens-Illinois, Inc. *	136,080
8,000	Quaker Chemical Corp.	207,360
4,000	RTI International Metals, Inc. *	93,280
4,800	Scotts Miracle-Gro Co., Class A	214,080
2,000	Terra Nitrogen Co. LP	288,880
5,000	Texas Industries, Inc.	158,700
500	United States Lime & Minerals, Inc. *	19,950

		1,610,541

Real Estate Investment Trusts — 1.2%
3,500	Camden Property Trust	193,410
1,064	CBL & Associates Properties, Inc.	12,087
5,000	Weingarten Realty Investors	105,850

		311,347

Telecommunication Services — 0.4%
12,300	General Communication, Inc., Class A *	100,860

Utilities — 1.9%
1,000	AGL Resources, Inc.	40,740
5,000	Hawaiian Electric Industries, Inc.	121,400
6,000	Portland General Electric Co.	142,140
7,500	UGI Corp.	197,025

		501,305

		21,531,383

Total Common Stocks (Cost $22,522,328)		23,061,143

Exchange-Traded Funds — 0.4%
3,500	iShares FTSE China 25 Index Fund ETF	107,905

Total Exchange-Traded Funds (Cost $89,145)		107,905

Cash Equivalents — 13.3%
3,554,609	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	3,554,609

Total Cash Equivalents (Cost $3,554,609)		3,554,609

Total Investments (Cost $26,166,082) — 100.0%		26,723,657

Liabilities in Excess of Other Assets — (0.0)%		(716)

Net Assets — 100.0%		$26,722,941

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
*	Non-income producing security.

ADR — American Depositary Receipt

LP — Limited Partnership

Huntington VA Mortgage Securities Fund

Portfolio of Investments (Unaudited)

September 30, 2011

Principal Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 69.1%
Federal Home Loan Mortgage Corporation — 19.4%
$ 20,674	Pool # M80982, 5.000%, 7/1/12	$21,226
15,023	Pool # M81004, 5.000%, 1/1/13	15,423
10,010	Pool # B18052, 4.500%, 3/1/15	10,349
20,529	Pool # J03237, 5.500%, 8/1/16	22,222
11,939	Pool # E96459, 5.000%, 5/1/18	12,911
124,362	Pool # J10396, 4.000%, 7/1/19	132,235
11,781	Pool # G18008, 4.500%, 9/1/19	12,601
6,330	Pool # G18015, 4.500%, 10/1/19	6,771
53,109	Pool # G12286, 5.000%, 7/1/21	57,329
42,781	Pool # G12297, 6.000%, 7/1/21	46,587
47,368	Pool # G12425, 5.500%, 10/1/21	51,274
70,600	Pool # E02402, 6.000%, 10/1/22	77,278
34,606	Pool # C90779, 5.000%, 1/1/24	37,720
12,301	Pool # C90837, 5.500%, 6/1/24	13,442
144,468	Pool # G13629, 4.500%, 8/1/24	153,487
142,873	Pool # J11053, 4.500%, 10/1/24	151,792
242,308	Pool # J11829, 4.000%, 3/1/25	257,282
193,238	Pool # E02696, 4.000%, 5/1/25	203,550
28,110	Pool # C91000, 6.000%, 11/1/26	30,848
260,972	Pool # D97248, 5.500%, 4/1/27	283,049
94,005	Pool # C91175, 5.000%, 5/1/28	101,057
179,835	Pool # C91251, 4.500%, 6/1/29	191,211
237,552	Pool # C91284, 4.500%, 1/1/30	252,580
253,087	Pool # C91296, 5.000%, 4/1/30	272,071
35,730	Pool # 1G0865, 4.826%, 7/1/35 (a)	37,683
87,957	Pool # A55565, 6.000%, 12/1/36	96,799
90,580	Pool # G03498, 5.500%, 11/1/37	98,314
342,971	Pool # A93316, 4.500%, 8/1/40	363,328
473,426	Pool # A94008, 4.000%, 9/1/40	496,308
272,736	Pool # A93936, 4.500%, 9/1/40	288,924

		3,795,651

Federal National Mortgage Association — 38.5%
121,082	Pool # 786729, 5.500%, 8/1/19	132,445
67,532	Pool # 254501, 5.500%, 9/1/22	73,920
118,777	Pool # 889255, 5.000%, 3/1/23	127,994
282,093	Pool # 962070, 4.000%, 3/1/23	297,900
11,237	Pool # 254908, 5.000%, 9/1/23	12,279
7,114	Pool # 255360, 5.000%, 8/1/24	7,757
166,582	Pool # 935763, 4.000%, 11/1/24	177,999
449,359	Pool # 932438, 4.000%, 1/1/25	474,258
29,030	Pool # 255711, 5.500%, 4/1/25	31,776
27,492	Pool # 255745, 5.500%, 5/1/25	29,989
25,001	Pool # 357771, 5.000%, 5/1/25	27,164
96,203	Pool # 255834, 4.500%, 6/1/25	103,363
27,455	Pool # 255767, 5.500%, 6/1/25	29,949
21,290	Pool # 255808, 5.000%, 7/1/25	23,132
77,346	Pool # 255984, 4.500%, 11/1/25	83,103
27,041	Pool # 256116, 6.000%, 2/1/26	29,755
109,958	Pool # 257163, 5.000%, 4/1/28	118,512
75,315	Pool # 257238, 5.000%, 6/1/28	81,174
230,652	Pool # 257237, 4.500%, 6/1/28	245,656
289,563	Pool # MA0022, 4.500%, 4/1/29	308,218
181,423	Pool # MA0115, 4.500%, 7/1/29	193,112
213,317	Pool # AC1219, 4.500%, 8/1/29	227,060
153,901	Pool # MA0171, 4.500%, 9/1/29	163,816
301,763	Pool # MA0443, 5.000%, 5/1/30	325,237
234,096	Pool # MA0563, 4.000%, 11/1/30	247,725
292,351	Pool # MA0776, 4.500%, 6/1/31	311,187
247,172	Pool # MA0804, 4.000%, 7/1/31	261,562
14,327	Pool # 721540, 5.000%, 7/1/33	15,484
89,524	Pool # 746683, 5.500%, 10/1/33	97,853
20,238	Pool # 786457, 5.289%, 7/1/34 (a)	21,703
16,366	Pool # 845573, 5.402%, 2/1/36 (a)	17,507
78,125	Pool # 831487, 5.500%, 4/1/36	85,137
98,377	Pool # 745511, 5.000%, 4/1/36	106,153
92,136	Pool # 868935, 5.500%, 5/1/36	100,405
60,949	Pool # 903812, 5.500%, 12/1/36	66,419
28,841	Pool # 907484, 6.000%, 1/1/37	31,700
425,038	Pool # AD7724, 5.000%, 7/1/40	457,970
226,985	Pool # AD7906, 5.000%, 7/1/40	244,572
475,523	Pool # AE4310, 4.000%, 9/1/40	499,047
238,301	Pool # AE4628, 4.500%, 10/1/40	253,133
288,032	Pool # AE7535, 4.000%, 10/1/40	302,280
272,438	Pool # AE0395, 4.500%, 10/1/40	289,225
284,374	Pool # AE8395, 4.000%, 11/1/40	298,442
488,283	Pool # AH6655, 4.000%, 2/1/41	512,438

		7,545,510

Government National Mortgage Association — 11.2%
10,314	Pool # 3590, 5.500%, 8/20/19	11,208
27,445	Pool # 3708, 5.500%, 5/20/20	29,780
40,231	Pool # 3741, 4.500%, 8/20/20	43,346
32,576	Pool # 683937, 6.000%, 2/15/23	35,566
128,958	Pool # 666057, 5.000%, 3/15/23	139,166
194,876	Pool # 4886, 4.500%, 12/20/25	208,962
437,207	Pool # 3457, 4.500%, 10/20/33	477,661
8,498	Pool # 3571, 6.500%, 6/20/34	9,656
118,773	Pool # 605653, 5.500%, 8/15/34	131,916
7,283	Pool # 3637, 5.500%, 11/20/34	8,117
176,174	Pool # 3689, 4.500%, 3/20/35	192,364
27,857	Pool # 3710, 5.000%, 5/20/35	30,786
29,975	Pool # 650348, 5.500%, 11/15/35	33,245
145,837	Pool # 676974, 5.500%, 5/15/38	161,246
227,701	Pool # 733602, 5.000%, 4/15/40	251,590
389,567	Pool # 4978, 4.500%, 3/20/41	422,934

		2,187,543

Total U.S. Government Mortgage Backed Agencies (Cost $13,036,745)		13,528,704

U.S. Government Agencies — 13.4%
Federal Farm Credit Bank — 6.6%
250,000	2.125%, 6/18/12	253,288
500,000	1.500%, 11/16/15	511,484
500,000	2.580%, 6/8/18	522,965

		1,287,737

Federal Home Loan Bank — 4.2%
500,000	3.125%, 12/8/17	547,569
250,000	4.125%, 12/13/19	286,290

		833,859

Federal National Mortgage Association — 2.6%
500,000	1.125%, 9/17/13	505,889

Principal Amount or Shares		Value
Total U.S. Government Agencies(Cost $2,501,512)		2,627,485

Common Stocks — 9.5%
Real Estate Investment Trusts — 9.5%
1,553	Acadia Realty Trust	29,041
1,200	Alexandria Real Estate Equities, Inc.	73,668
2,500	American Campus Communities, Inc.	93,025
500	Associated Estates Realty Corp.	7,730
500	BioMed Realty Trust, Inc.	8,285
1,000	Boston Properties, Inc.	89,100
500	Brookfield Office Properties, Inc.	6,885
1,000	Cogdell Spencer, Inc.	3,770
500	Colonial Properties Trust	9,080
1,700	Coresite Realty Corp.	24,395
100	DDR Corp.	1,090
300	DiamondRock Hospitality Co.	2,097
1,700	Digital Realty Trust, Inc.	93,772
2,000	Douglas Emmett, Inc.	34,200
4,200	Duke Realty Corp.	44,100
700	DuPont Fabros Technology, Inc.	13,783
1,800	EastGroup Properties, Inc.	68,652
1,300	Equity Lifestyle Properties, Inc.	81,510
1,100	Equity Residential	57,057
800	Essex Property Trust, Inc.	96,032
700	Excel Trust, Inc.	6,734
300	Extra Space Storage, Inc.	5,589
300	Federal Realty Investment Trust	24,723
700	HCP, Inc.	24,542
200	Health Care REIT, Inc.	9,360
1,600	Home Properties, Inc.	90,816
3,614	Host Hotels & Resorts, Inc.	39,537
1,000	Kimco Realty Corp.	15,030
1,500	Kite Realty Group Trust	5,490
3,500	LaSalle Hotel Properties	67,200
1,600	Mack-Cali Realty Corp.	42,800
900	National Retail Properties, Inc.	24,183
1,400	Pennsylvania Real Estate Investment Trust	10,822
100	Post Properties, Inc.	3,474
946	ProLogis, Inc.	22,941
800	Public Storage, Inc.	89,080
400	Regency Centers Corp.	14,132
1,100	Simon Property Group, Inc.	120,978
600	SL Green Realty Corp.	34,890
200	Sovran Self Storage, Inc.	7,434
1,600	Tanger Factory Outlet Centers, Inc.	41,616
1,713	The Macerich Co.	73,025
816	UDR, Inc.	18,066
2,286	Ventas, Inc.	112,928
616	Vornado Realty Trust	45,966
2,800	Weingarten Realty Investors	59,276
200	Westfield Group	1,500
200	Westfield Retail Trust	468

		1,849,872

Total Common Stocks(Cost $1,766,013)		1,849,872

Collateralized Mortgage Obligations — 5.9%
Federal Home Loan Bank — 1.3%
88,422	Series 00-0606, 5.270%, 12/28/12	92,600
28,608	Series 6B-2012, 5.125%, 4/25/12	29,295
73,062	Series 7I-2012, 5.000%, 6/15/12	75,182
30,215	Series SK-2012, 5.140%, 8/18/15	32,752
19,875	Series Z2-2013, 4.800%, 2/25/13	20,724

		250,553

Federal Home Loan Mortgage Corporation — 3.0%
145,200	Series 2541, 5.500%, 11/15/20	147,411
39,501	Series 2542, 5.500%, 2/15/22	40,175
42,637	Series 2672, 5.500%, 8/15/31	44,358
36,516	Series 2770, 4.000%, 1/15/18	37,622
200,000	Series 2784, 4.000%, 4/15/19	212,671
31,133	Series R005, 5.500%, 12/15/18	31,866
68,361	Series R010, 5.500%, 12/15/19	70,864
		584,967

Principal Amount or Shares		Value
Federal National Mortgage Association — 0.2%
33,148	Series 1999-13, 6.000%, 4/25/29	37,579
Government National Mortgage Association — 1.2%
200,000	Series 2005-55, 5.000%, 5/20/32	209,577
38,232	Series 2008-87, 5.500%, 4/20/36	38,354
		247,931
Residential Whole Loans — 0.2%
40,760	Citigroup Mortgage Securities, Inc., 5.500%, 10/25/35	40,305

Total Collateralized Mortgage Obligations (Cost $1,114,750)		1,161,335

Cash Equivalents — 2.1%
411,330	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	411,330

Total Cash Equivalents (Cost $411,330)		411,330

Total Investments (Cost $18,830,350) — 100.0%		19,578,726

Liabilities in Excess of Other Assets — (0.0)%		(4,075)

Net Assets — 100.0%		$19,574,651

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2011.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of September 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) *
VA Balanced Fund	35,644,481	1,127,078	(1,198,952)	(71,874)
VA Dividend Capture Fund	30,933,067	1,272,846	(2,275,162)	(1,002,316)
VA Growth Fund	16,745,943	897,877	(1,351,867)	(453,990)
VA Income Equity Fund	19,561,924	917,998	(1,928,754)	(1,010,756)
VA International Equity Fund	25,014,834	1,726,238	(3,404,321)	(1,678,083)
VA Macro 100 Fund	5,876,457	419,312	(604,299)	(184,987)
VA Mid Corp America Fund	11,784,428	4,574,832	(1,013,827)	3,561,005
VA New Economy Fund	11,035,069	609,506	(1,850,069)	(1,240,563)
VA Real Strategies Fund	3,240,661	255,215	(437,936)	(182,721)
VA Rotating Markets Fund	5,591,469	584,286	(239,320)	344,966
VA Situs Fund	26,263,273	4,607,069	(4,146,685)	460,384
VA Mortgage Securities Fund	18,830,350	901,020	(152,644)	748,376

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2011, the Trust operated 38 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA New Economy Fund (“VA New Economy Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

For the period ended September 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2011 while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Significant Unobservable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Investment in Securities		Other Financial Investments*	Securities	Other Financial Investments*
VA Balanced Fund
Mutual Funds	$34,786,727	$—	$—		$—	$—		$—	$34,786,727	$—
Cash Equivalents	785,880	—	—		—	—		—	785,880	—

Total	35,572,607	—	—		—	—		—	35,572,607	—
VA Dividend Capture Fund
Common Stocks	21,268,664	—	—		—	—		—	21,268,664	—
Preferred Stocks	7,167,275	—	389,062	(a)	—	—		—	7,556,337	—
Exchange-Traded Funds	512,730	—	—		—	—		—	512,730	—
Cash Equivalents	593,020	—	—		—	—		—	593,020	—

Total	29,541,689	—	389,062		—	—		—	29,930,751	—
VA Growth Fund
Common Stocks	16,201,247	—	—		—	—		—	16,201,247	—
Cash Equivalents	90,706	—	—		—	—		—	90,706	—
Written Options	—	(20,482)	—		—	—		—	—	(20,482)

Total	16,291,953	(20,482)	—		—	—		—	16,291,953	(20,482)
VA Income Equity Fund
Common Stocks	18,285,164	—	—		—	—		—	18,285,164	—
Cash Equivalents	266,004	—	—		—	—		—	266,004	—

Total	18,551,168	—	—		—	—		—	18,551,168	—
VA International Equity Fund
Common Stocks	20,686,505	—	—		—	—		—	20,686,505	—
Exchange-Traded Funds	561,397	—	—		—	—		—	561,397	—
Closed-End Funds	214,341	—	—		—	—		—	214,341	—
Cash Equivalents	1,874,508	—	—		—	—		—	1,874,508	—

Total	23,336,751	—	—		—	—		—	23,336,751	—
VA Macro 100 Fund
Common Stocks	5,474,889	—	—		—	—		—	5,474,889	—
Cash Equivalents	216,581	—	—		—	—		—	216,581	—

Total	5,691,470	—	—		—	—		—	5,691,470	—
VA Mid Corp America Fund
Common Stocks	14,713,573	—	—		—	—		—	14,713,573	—
Cash Equivalents	631,860	—	—		—	—		—	631,860	—

Total	15,345,433	—	—		—	—		—	15,345,433	—
VA New Economy Fund
Common Stocks	8,533,577	—	—		—	—		—	8,533,577	—
Options Purchased	509,625	—	—		—	—		—	509,625	—
Cash Equivalents	751,304	—	—		—	—		—	751,304	—

Total	9,794,506	—	—		—	—		—	9,794,506	—
VA Real Strategies Fund
Common Stocks	2,206,887	—	—		—	88,790	(b)	—	2,295,677	—
Corporate Bonds	—	—	61,935		—	—		—	61,935	—
Exchange-Traded Funds	279,175	—	—		—	—		—	279,175	—
Closed-End Funds	93,105	—	—		—	—		—	93,105	—
Options Purchased	24,043	—	—		—	—		—	24,043	—
Cash Equivalents	304,005	—	—		—	—		—	304,005	—
Written Options	—	(23,408)	—		—	—		—	—	(23,408)

Total	2,907,215	(23,408)	61,935		—	88,790		—	3,057,940	(23,408)
VA Rotating Markets Fund
Common Stocks	5,878,732	—	—		—	—		—	5,878,732	—
Cash Equivalents	57,703	—	—		—	—		—	57,703	—

Total	5,936,435	—	—		—	—		—	5,936,435	—
VA Situs Fund
Common Stocks	23,061,143	—	—		—	—		—	23,061,143	—
Exchange-Traded Funds	107,905	—	—		—	—		—	107,905	—
Cash Equivalents	3,554,609	—	—		—	—		—	3,554,609	—

Total	26,723,657	—	—		—	—		—	26,723,657	—
VA Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	13,528,704		—	—		—	13,528,704	—
U.S. Government Agencies	—	—	2,627,485		—	—		—	2,627,485	—
Common Stocks	1,849,872	—	—		—	—		—	1,849,872	—
Collateralized Mortgage Obligations	—	—	1,161,335		—	—		—	1,161,335	—
Cash Equivalents	411,330	—	—		—	—		—	411,330	—

Total	2,261,202	—	17,317,524		—	—		—	19,578,726	—

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.
(a)	Consists of Allianz SE, 8.375%, listed under Financials.
(b)	Consists of Grocery & Pharmacy DST and New York Power DST, listed under Real Estate Investment Trusts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of September 30, 2011

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine Fair Value:

Common Stock
Balance as of December 31, 2010	$—
Change in Unrealized Appreciation/Depreciation	(11,210)
Net Realized Gain (Loss)	—
Gross Purchases	100,000
Gross Sales	—

Balance as of September 30, 2011	$88,790

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – Certain of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2011, none of the VA Funds had any forward foreign exchange contracts outstanding.

Written Options Contracts - Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Growth Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	232	28,958
Options expired	—	—
Options closed	—	—
Options exercised	—	—
Outstanding at 09/30/2011	232	$28,958

At September 30, 2011, VA Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Altria Group, Inc.	Call	October 2011	$27	110	$6,930	$(2,530)
Amazon.com, Inc.	Call	October 2011	235	10	4,100	1,170
McDonald’s Corp.	Call	October 2011	87.50	24	6,300	(1,788)
Priceline.com, Inc.	Call	October 2011	555	5	300	8,525
The Coca-Cola Co.	Call	October 2011	72.50	50	1,400	2,250
Whole Foods Market, Inc.	Call	October 2011	75	33	1,452	849

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$8,476

The following is a summary of VA Income Equity Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	630	35,920
Options expired	(465)	(30,140)
Options closed	(115)	(2,530)
Options exercised	(50)	(3,250)
Outstanding at 09/30/2011	—	$—

The following is a summary of VA New Economy Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	185	$115,244
Options written	3,395	1,631,130
Options expired	(83)	(18,835)
Options closed	(3,364)	(1,659,192)
Options exercised	(133)	(68,347)
Outstanding at 09/30/2011	—	$—

The following is a summary of VA Real Strategies Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	95	$22,750
Options written	426	97,082
Options expired	(248)	(45,466)
Options closed	(170)	(33,158)
Options exercised	(60)	(10,947)
Outstanding at 09/30/2011	43	$30,261

At September 30, 2011, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Fluor Corp.	Put	October 2011	$60	10	$13,800	$(5,730)
SPDR Gold Trust	Put	January 2012	125	10	1,905	5,515
Joy Global, Inc.	Put	October 2011	40	4	1,300	(284)
Joy Global, Inc.	Put	November 2011	60	4	2,128	(313)
iPath S&P 500 VIX	Put	January 2012	60	15	4,275	7,665

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$6,853

The following is a summary of VA Situs Fund’s written option activity for the period ended September 30, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2010	—	$—
Options written	50	15,350
Options exercised	(50)	(15,350)
Outstanding at 09/30/2011	—	$—

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds based on the prior day’s closing price. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Brown Brothers Harriman (“BBH”) serves as the sub-custodian for the securities lending program. BBH retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowing with respect to securities loans.

As of September 30, 2011, the VA Funds did not have securities on loan.

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
VA Dividend Capture Fund	$160,142	$9,192,824	$(8,759,946)	$593,020	$52
VA Growth Fund	922,241	9,345,206	(10,176,741)	90,706	26
VA Income Equity Fund	687,915	3,649,415	(4,071,326)	266,004	22
VA International Equity Fund	840,153	8,770,962	(7,736,607)	1,874,508	123
VA Macro 100 Fund	539,053	1,124,926	(1,447,398)	216,581	34
VA Mid Corp America Fund	910,222	4,478,264	(4,756,626)	631,860	60
VA New Economy Fund	465,599	13,266,506	(12,980,801)	751,304	68
VA Real Strategies Fund	231,852	1,751,231	(1,679,078)	304,005	25
VA Rotating Markets Fund	198,325	621,693	(762,315)	57,703	7
VA Situs Fund	243,370	10,554,066	(7,242,827)	3,554,609	212
VA Mortgage Securities Fund	670,903	7,137,138	(7,396,711)	411,330	60

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/10 Market Value	Purchases	Sales	09/30/11 Market Value	Income
Huntington Money Market Fund	$545,928	$8,184,498	$(7,944,546)	$785,880	$56
Huntington Fixed Income Securities Fund	8,466,869	5,680,257	(3,153,072)	11,376,765	255,310
VA Dividend Capture Fund	1,068,169	475,459	(51,211)	1,437,594	—
VA Growth Fund	4,809,200	3,037,977	(932,835)	6,139,631	—
VA Income Equity Fund	3,205,326	1,719,296	(316,930)	4,312,793	—
VA International Equity Fund	2,687,250	1,813,971	(331,973)	3,584,356	—
VA Macro 100 Fund	1,330,993	763,444	(106,737)	1,761,577	—
VA Mid Corp America Fund	1,062,960	705,137	(167,945)	1,403,558	—
VA New Economy Fund	1,200,180	779,944	(208,543)	1,547,734	—
VA Situs Fund	666,228	459,241	(134,925)	876,858	—
VA Mortgage Securities Fund	1,744,317	993,998	(471,326)	2,345,861	—

I. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date	11/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date	11/28/2011

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date	11/28/2011